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                                                       -------------------------
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                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                      811-1424
       ------------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:    10/31
                         --------------

Date of reporting period:   4/30/03
                          -------------

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                           AIM AGGRESSIVE GROWTH FUND

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your Goals. Our Solutions.
                                 --Servicemark--


         AIM Aggressive Growth Fund seeks long-term growth of capital.
       The fund seeks to meet this objective by investing in a portfolio consisting primarily of the stocks of small and mid-size
             companies which management believes will have earnings
                    growth in excess of the general economy.

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA


================================================================================

MARKET CAPITALIZATION BREAKDOWN*

As of 4/30/03

                                   [PIE CHART]

SMALL-CAP STOCKS                           27%
LARGE-CAP STOCKS                           13%
MID-CAP STOCKS                             60%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                  83

TOTAL NET ASSETS                 $2.0 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (5/1/84)                   10.80%
  10 Years                             9.28
   5 Years                            -5.20
   1 Year                            -25.48

CLASS B SHARES
 Inception (3/1/99)                   -2.04%
   1 Year                            -25.60

CLASS C SHARES
 Inception (3/1/99)                   -1.73%
   1 Year                            -22.58

CLASS R SHARES**
  10 Years                            -9.62%
   5 Years                            -4.37
   1 Year                            -21.36

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 5/1/84). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                           1.92%

CLASS B SHARES                           1.56

CLASS C SHARES                           1.42

CLASS R SHARES                           1.65

S&P 500 INDEX (Broad Market Index)       4.47

RUSSELL 2500 GROWTH INDEX                7.76
(Style-specific index)

LIPPER MID-CAP GROWTH FUND INDEX         4.94
(Peer group index)

Source: Lipper, Inc.

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (5/1/84), 10.55%; 10 years, 8.41%; five years, -5.91%; one year, -30.17%. Class B shares, inception (3/1/99), -3.27%; one year, -30.24%.
Class C shares, inception (3/1/99), -2.93%; one year, -27.30%. Class R shares, 10 years, 8.76%; five years, -5.06%; one year, -26.21%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Source: Lipper, Inc.

================================================================================

================================================================================================================
TOP 10 EQUITY HOLDINGS*                                           TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------------------------------
 1. Affiliated Computer Services, Inc. - Class A    2.9%         1. Health Care Distributors & Services    10.6%

 2. Express Scripts, Inc.                           2.9          2. Data Processing Services                6.1

 3. Medicis Pharmaceutical Corp. - Class A          2.8          3. IT Consulting & Services                5.6

 4. CDW Computer Centers, Inc.                      2.6          4. Oil & Gas Drilling                      5.2

 5. Caremark Rx, Inc.                               2.5          5. Diversified Financial Services          4.9

 6. Danaher Corp.                                   2.5          6. Specialty Stores                        4.2

 7. Jacobs Engineering Group Inc.                   2.3          7. Apparel Retail                          3.9

 8. AmerisourceBergen Corp.                         2.3          8. Health Care Equipment                   3.7

 9. Robert Half International Inc.                  2.2          9. Health Care Facilities                  3.7

10. SunGard Data Systems Inc.                       2.1         10. Computer & Electronics Retail           3.2


* Excludes money market find holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Aggressive Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in the net asset value.

o Effective May 1, 2003, after the close of the reporting period, the portfolio management team of AIM Aggressive Growth Fund is as follows: Karl
    F. Farmer, Robert M. Kippes and Jay K. Rushin.

o Had the advisor not waived fees and/or reimbursed expenses in the past, Class A and Class R share returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds, tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization; the Growth segment measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Aggressive Growth Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
POSTIVE PERFORMANCE opposite page. This letter will provide an overview of the
DURING MARCH AND    markets and your fund during the six months covered by this
APRIL 2003 ENABLED report. As always, timely information about your fund and MAJOR STOCK MARKET the markets in general is available at our Web site,
INDEXES TO POST     aiminvestments.com.
GAINS FOR THE
REPORTING PERIOD.   MARKET CONDITIONS
ROBERT H. GRAHAM
                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003. Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%

YOUR FUND

Like the broad U.S. stock market, AIM Aggressive Growth Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Robert M. Kippes, Ryan E. Crane and Jay K. Rushin sought to identify the stocks of companies that they believe have the potential for above-average growth in earnings.

    At the close of the reporting period, the three largest sector weightings in the fund's portfolio were health care, industrials and consumer discretionary. Keep in mind that fund managers focus on individual companies rather than particular industries or sectors. The fund had 83 equity holdings at the end of the reporting period.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Aggressive Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM AGGRESSIVE GROWTH FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

Inception (3/15/02)       -19.35%
  1 year                  -20.68
  6 months                  2.19*

*NOT ANNUALIZED

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

Inception (3/15/02)        -24.57%
  1 year                   -25.65

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                              AGRO-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS-95.61%

AEROSPACE & DEFENSE-2.40%

Alliant Techsystems Inc.(a)                         500,000   $   26,860,000
----------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                500,000       22,200,000
============================================================================
                                                                  49,060,000
============================================================================

AIR FREIGHT & LOGISTICS-1.26%

C.H. Robinson Worldwide, Inc.                       400,000       14,716,000
----------------------------------------------------------------------------
Expeditors International of Washington, Inc.        300,000       10,907,700
============================================================================
                                                                  25,623,700
============================================================================

APPAREL RETAIL-3.87%

Abercrombie & Fitch Co.-Class A(a)                  525,000       17,262,000
----------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            1,650,000       37,669,500
----------------------------------------------------------------------------
TJX Cos., Inc. (The)                              1,250,000       24,062,500
============================================================================
                                                                  78,994,000
============================================================================

APPLICATION SOFTWARE-1.10%

Intuit Inc.(a)                                      300,000       11,634,000
----------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A               375,000       10,803,750
============================================================================
                                                                  22,437,750
============================================================================

AUTO PARTS & EQUIPMENT-2.79%

Gentex Corp.(a)                                   1,000,000       30,200,000
----------------------------------------------------------------------------
Lear Corp.(a)                                       275,000       10,928,500
----------------------------------------------------------------------------
Superior Industries International, Inc.             400,000       15,824,000
============================================================================
                                                                  56,952,500
============================================================================

BANKS-1.18%

Southwest Bancorp. of Texas, Inc.(a)                300,000       10,194,000
----------------------------------------------------------------------------
TCF Financial Corp.                                 350,000       13,860,000
============================================================================
                                                                  24,054,000
============================================================================

BROADCASTING & CABLE TV-1.10%

Hispanic Broadcasting Corp.(a)                      500,000       12,825,000
----------------------------------------------------------------------------
Westwood One, Inc.(a)                               275,000        9,597,500
============================================================================
                                                                  22,422,500
============================================================================

COMPUTER & ELECTRONICS RETAIL-3.20%

Best Buy Co., Inc.(a)                               350,000       12,103,000
----------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     1,250,000       53,300,000
============================================================================
                                                                  65,403,000
============================================================================

CONSTRUCTION & ENGINEERING-2.32%

Jacobs Engineering Group Inc.(a)                  1,150,000       47,322,500
============================================================================

CONSUMER FINANCE-0.69%

Doral Financial Corp. (Puerto Rico)                 350,000       14,003,500
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

DATA PROCESSING SERVICES-6.07%

CheckFree Corp.(a)                                  500,000   $   13,785,000
----------------------------------------------------------------------------
DST Systems, Inc.(a)                                775,000       23,792,500
----------------------------------------------------------------------------
Fiserv, Inc.(a)                                   1,315,000       38,713,600
----------------------------------------------------------------------------
Iron Mountain Inc.(a)                               300,000       11,955,000
----------------------------------------------------------------------------
Paychex, Inc.                                     1,150,000       35,811,000
============================================================================
                                                                 124,057,100
============================================================================

DEPARTMENT STORES-0.84%

Kohl's Corp.(a)                                     300,000       17,040,000
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.09%

Apollo Group, Inc.-Class A(a)                       250,000       13,549,750
----------------------------------------------------------------------------
Cintas Corp.                                        500,000       17,950,000
----------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)              275,000       11,272,250
============================================================================
                                                                  42,772,000
============================================================================

DIVERSIFIED FINANCIAL SERVICES-4.89%

Investors Financial Services Corp.                1,750,000       38,167,500
----------------------------------------------------------------------------
Legg Mason, Inc.                                    500,000       27,150,000
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       550,000       34,633,500
============================================================================
                                                                  99,951,000
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.96%

Molex Inc.-Class A                                  250,000        5,075,000
----------------------------------------------------------------------------
National Instruments Corp.(a)                       450,000       14,436,000
============================================================================
                                                                  19,511,000
============================================================================

EMPLOYMENT SERVICES-2.15%

Robert Half International Inc.(a)                 2,700,000       43,956,000
============================================================================

GENERAL MERCHANDISE STORES-0.62%

Dollar Tree Stores, Inc.(a)                         500,000       12,725,000
============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-10.59%

AmerisourceBergen Corp.                             800,000       46,280,000
----------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              2,600,000       51,766,000
----------------------------------------------------------------------------
Express Scripts, Inc.(a)                          1,000,000       58,960,000
----------------------------------------------------------------------------
Lincare Holdings Inc.(a)                            750,000       22,777,500
----------------------------------------------------------------------------
Omnicare, Inc.                                    1,000,000       26,520,000
----------------------------------------------------------------------------
Patterson Dental Co.(a)                             250,000       10,042,500
============================================================================
                                                                 216,346,000
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-3.70%

Biomet, Inc.                                        400,000   $   12,184,000
----------------------------------------------------------------------------
Cytyc Corp.(a)                                    1,000,000       13,200,000
----------------------------------------------------------------------------
ResMed Inc.                                       1,000,000       36,680,000
----------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                     250,000       13,465,000
============================================================================
                                                                  75,529,000
============================================================================

HEALTH CARE FACILITIES-3.66%

Community Health Systems Inc.(a)                  1,679,000       31,901,000
----------------------------------------------------------------------------
Health Management Associates, Inc.-Class A        2,508,300       42,791,598
============================================================================
                                                                  74,692,598
============================================================================

HEALTH CARE SUPPLIES-2.03%

Coopers Cos., Inc. (The)                            197,500        5,510,250
----------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           1,250,000       36,012,500
============================================================================
                                                                  41,522,750
============================================================================

INDUSTRIAL MACHINERY-2.53%

Danaher Corp.                                       750,000       51,735,000
============================================================================

INSURANCE BROKERS-1.31%

Brown & Brown, Inc.                                 750,000       26,827,500
============================================================================

INTERNET RETAIL-0.45%

eBay Inc.(a)                                        100,000        9,277,000
============================================================================

IT CONSULTING & SERVICES-5.58%

Affiliated Computer Services, Inc.-Class A(a)     1,250,000       59,625,000
----------------------------------------------------------------------------
CACI International Inc.-Class A(a)                  325,000       11,352,250
----------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      2,000,000       43,000,000
============================================================================
                                                                 113,977,250
============================================================================

MANAGED HEALTH CARE-1.53%

First Health Group Corp.(a)                       1,250,000       31,312,500
============================================================================

MULTI-LINE INSURANCE-1.01%

HCC Insurance Holdings, Inc.                        750,000       20,625,000
============================================================================

OIL & GAS DRILLING-5.16%

ENSCO International Inc.                          1,250,000       31,750,000
----------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                500,000       19,600,000
----------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     1,163,200       38,490,288
----------------------------------------------------------------------------
Pride International, Inc.(a)                      1,000,000       15,520,000
============================================================================
                                                                 105,360,288
============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.76%

National-Oilwell, Inc.(a)                         1,000,000       20,990,000
----------------------------------------------------------------------------
Smith International, Inc.(a)                        500,000       17,780,000
----------------------------------------------------------------------------
Varco International, Inc.(a)                      1,000,000       17,590,000
============================================================================
                                                                  56,360,000
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.84%

Newfield Exploration Co.(a)                         500,000   $   17,195,000
============================================================================

PHARMACEUTICALS-2.82%

Medicis Pharmaceutical Corp.-Class A(a)           1,000,000       57,640,000
============================================================================

RESTAURANTS-3.02%

Brinker International, Inc.(a)                      350,000       11,112,500
----------------------------------------------------------------------------
CBRL Group, Inc.                                    500,000       15,940,000
----------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                    300,000        9,477,000
----------------------------------------------------------------------------
Sonic Corp.(a)                                      624,950       16,879,900
----------------------------------------------------------------------------
Starbucks Corp.(a)                                  350,000        8,221,500
============================================================================
                                                                  61,630,900
============================================================================

SEMICONDUCTORS-1.48%

Linear Technology Corp.                             425,000       14,649,750
----------------------------------------------------------------------------
Microchip Technology Inc.                           750,000       15,592,500
============================================================================
                                                                  30,242,250
============================================================================

SPECIALTY CHEMICALS-0.74%

Valspar Corp. (The)                                 350,000       15,116,500
============================================================================

SPECIALTY STORES-4.24%

Bed Bath & Beyond Inc.(a)                         1,000,000       39,510,000
----------------------------------------------------------------------------
Regis Corp.                                         750,000       21,247,500
----------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          1,000,000       25,880,000
============================================================================
                                                                  86,637,500
============================================================================

SYSTEMS SOFTWARE-0.54%

Symantec Corp.(a)                                   250,000       10,987,500
============================================================================

TELECOMMUNICATIONS EQUIPMENT-2.11%

Avocent Corp.(a)                                    350,000       10,367,000
----------------------------------------------------------------------------
UTStarcom, Inc.(a)                                1,500,000       32,656,500
============================================================================
                                                                  43,023,500
============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.98%

Fastenal Co.                                      1,170,000       40,470,300
============================================================================
    Total Common Stocks (Cost $1,729,109,929)                  1,952,793,886
============================================================================

                                                PRINCIPAL
                                                  AMOUNT
CONVERTIBLE NOTES-0.00%

AIRPORT SERVICES--0.00%

TIMCO Aviation Services, Inc., Jr. Unsec.
  Sub. PIK Notes, 8.00%, 01/02/07 (Cost $217)  $      2,174               12
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

MONEY MARKET FUNDS-4.83%

STIC Liquid Assets Portfolio(b)                  49,284,758   $   49,284,758
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                          49,284,758       49,284,758
============================================================================
    Total Money Market Funds (Cost
      $98,569,516)                                                98,569,516
============================================================================
TOTAL INVESTMENTS-100.44% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,827,679,662)                                              2,051,363,414
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS-26.57%

STIC Liquid Assets Portfolio(b)(c)              271,325,582      271,325,582
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      271,325,582      271,325,582
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $542,651,164)                                        542,651,164
============================================================================
TOTAL INVESTMENTS--127.01% (Cost
  $2,370,330,826)                                              2,594,014,578
============================================================================
OTHER ASSETS LESS LIABILITIES-(27.01%)                          (551,626,407)
============================================================================
NET ASSETS-100.00%                                            $2,042,388,171
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Jr.     - Junior
PIK     - Payment in Kind
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,370,330,826)*                           $ 2,594,014,578
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,715,228
------------------------------------------------------------
  Fund shares sold                                 1,197,168
------------------------------------------------------------
  Dividends and interest                             384,222
------------------------------------------------------------
Investment for deferred compensation plan             85,644
------------------------------------------------------------
Other assets                                          53,478
============================================================
    Total assets                               2,605,450,318
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           13,187,286
------------------------------------------------------------
  Fund shares reacquired                           3,738,267
------------------------------------------------------------
  Deferred compensation plan                          85,644
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       542,651,164
------------------------------------------------------------
Accrued distribution fees                            777,052
------------------------------------------------------------
Accrued trustees' fees                                 2,141
------------------------------------------------------------
Accrued transfer agent fees                        2,027,684
------------------------------------------------------------
Accrued operating expenses                           592,909
============================================================
    Total liabilities                            563,062,147
============================================================
Net assets applicable to shares outstanding  $ 2,042,388,171
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,973,901,265
------------------------------------------------------------
Undistributed net investment income (loss)       (11,851,037)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,143,345,809)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     223,683,752
============================================================
                                             $ 2,042,388,171
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,747,540,195
____________________________________________________________
============================================================
Class B                                      $   223,273,347
____________________________________________________________
============================================================
Class C                                      $    68,956,276
____________________________________________________________
============================================================
Class R                                      $       469,450
____________________________________________________________
============================================================
Institutional Class                          $     2,148,903
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          235,244,607
____________________________________________________________
============================================================
Class B                                           31,245,609
____________________________________________________________
============================================================
Class C                                            9,651,675
____________________________________________________________
============================================================
Class R                                               63,330
____________________________________________________________
============================================================
Institutional Class                                  287,423
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          7.43
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.43 divided by
      94.50%)                                $          7.86
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          7.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          7.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          7.41
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          7.48
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $532,957,007 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $13,150)         $  2,197,381
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       465,253
--------------------------------------------------------------------------
Interest                                                               372
--------------------------------------------------------------------------
Security lending income                                            508,911
==========================================================================
    Total investment income                                      3,171,917
==========================================================================

EXPENSES:

Advisory fees                                                    6,433,529
--------------------------------------------------------------------------
Administrative services fees                                       214,677
--------------------------------------------------------------------------
Custodian fees                                                      80,400
--------------------------------------------------------------------------
Distribution fees -- Class A                                     2,160,636
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,094,998
--------------------------------------------------------------------------
Distribution fees -- Class C                                       344,063
--------------------------------------------------------------------------
Distribution fees -- Class R                                           822
--------------------------------------------------------------------------
Transfer agent fees                                              4,069,223
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             212
--------------------------------------------------------------------------
Trustees' fees                                                      10,397
--------------------------------------------------------------------------
Other                                                              427,257
==========================================================================
    Total expenses                                              14,836,214
==========================================================================
Less: Fees waived and expenses paid indirectly                     (22,138)
==========================================================================
    Net expenses                                                14,814,076
==========================================================================
Net investment income (loss)                                   (11,642,159)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (33,523,970)
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    77,572,162
==========================================================================
Net gain from investment securities                             44,048,192
==========================================================================
Net increase in net assets resulting from operations          $ 32,406,033
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (11,642,159)   $   (29,737,807)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (33,523,970)      (454,400,428)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                     77,572,162         70,396,760
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    32,406,033       (413,741,475)
================================================================================================
Share transactions-net:
  Class A                                                         (79,429,052)      (368,156,521)
------------------------------------------------------------------------------------------------
  Class B                                                          (6,360,076)       (19,209,543)
------------------------------------------------------------------------------------------------
  Class C                                                          (4,567,151)        (8,446,307)
------------------------------------------------------------------------------------------------
  Class R                                                             318,105            133,795
------------------------------------------------------------------------------------------------
  Institutional Class                                               1,945,356            145,043
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (88,092,818)      (395,533,533)
================================================================================================
    Net increase (decrease) in net assets                         (55,686,785)      (809,275,008)
================================================================================================

NET ASSETS:

  Beginning of period                                           2,098,074,956      2,907,349,964
================================================================================================
  End of period                                               $ 2,042,388,171    $ 2,098,074,956
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $7,450.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $214,677 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,885,191 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $2,160,636, $1,094,998, $344,063, and $822, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $124,584 in front-end sales commissions from the sale of Class A shares and $23,033, $0, $5,295 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $3,158 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $14,506 and reductions in custodian fees of $182 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $14,688.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $532,957,007 were on loan to brokers. The loans were secured by cash collateral of $542,651,164 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $508,911 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2009                              $  636,872,876
------------------------------------------------------------
October 31, 2010                                 463,739,024
============================================================
Total capital loss carryforward               $1,100,611,900
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $506,959,627 and $559,739,460, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $299,470,416
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (83,323,499)
===========================================================
Net unrealized appreciation of investment
  securities                                   $216,146,917
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,377,867,661.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      18,207,485   $ 132,203,829    44,066,976   $ 384,377,775
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,550,073      17,724,756     6,507,666      55,189,130
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,011,760       7,032,708     2,934,855      24,752,456
-----------------------------------------------------------------------------------------------------------------------
  Class R*                                                         56,210         404,505        18,814         133,820
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           270,382       1,958,544        18,865         145,043
=======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          94,732         677,567       182,647       1,563,408
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (98,332)       (677,567)     (188,487)     (1,563,408)
=======================================================================================================================
Reacquired:
  Class A                                                     (29,559,036)   (212,310,448)  (87,574,389)   (754,097,704)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,405,205)    (23,407,265)   (8,963,129)    (72,835,265)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,679,287)    (11,599,859)   (4,058,002)    (33,198,763)
-----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (11,691)        (86,400)           (3)            (25)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (1,824)        (13,188)           --              --
=======================================================================================================================
                                                              (12,564,733)  $ (88,092,818)  (47,054,187)  $(395,533,533)
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A(a)
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                   YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ------------------------------------------------------------------------
                                           2003             2002             2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    7.30        $     8.68       $    18.41       $    13.90    $    10.04    $    12.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(b)         (0.09)(b)        (0.09)(b)        (0.13)        (0.09)        (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.17             (1.29)           (6.34)           11.08          4.05         (1.93)
=================================================================================================================================
    Total from investment operations         0.13             (1.38)           (6.43)           10.95          3.96         (2.01)
=================================================================================================================================
Less distributions from net realized
  gains                                        --                --            (3.30)           (6.44)        (0.10)        (0.44)
=================================================================================================================================
Net asset value, end of period          $    7.43        $     7.30       $     8.68       $    18.41    $    13.90    $    10.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              1.78%           (15.90)%         (40.51)%          47.53%        39.73%       (16.36)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,747,540       $1,798,318       $2,516,407       $4,444,515    $2,808,451    $2,638,038
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.36%(d)          1.32%            1.17%            1.04%         1.09%         1.06%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.05)%(d)        (1.00)%          (0.79)%          (0.77)%       (0.69)%       (0.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     26%               68%              89%              79%           75%           69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,742,833,827.
(e)  Not annualized for periods less than one year.


                                                                        CLASS B(a)
                                        ---------------------------------------------------------------------------
                                                                                                      MARCH 1, 1999
                                        SIX MONTHS                                                    (DATE SALES
                                          ENDED                  YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                        APRIL 30,        --------------------------------------       OCTOBER 31,
                                          2003             2002           2001           2000            1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   7.04        $   8.45       $  18.12       $  13.81          $ 10.85
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.06)(b)       (0.15)(b)      (0.17)(b)      (0.29)           (0.07)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.17           (1.26)         (6.20)         11.04             3.03
===================================================================================================================
    Total from investment operations         0.11           (1.41)         (6.37)         10.75             2.96
===================================================================================================================
Less distributions from net realized
  gains                                        --              --          (3.30)         (6.44)              --
===================================================================================================================
Net asset value, end of period           $   7.15        $   7.04       $   8.45       $  18.12          $ 13.81
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                              1.56%         (16.69)%       (40.90)%        46.29%           27.27%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $223,273        $226,806       $294,303       $374,010          $24,914
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net
  assets                                     2.11%(d)        2.07%          1.94%          1.86%            2.08%(e)
===================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.80)%(d)      (1.75)%        (1.55)%        (1.59)%          (1.68)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                     26%             68%            89%            79%              75%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $220,814,456.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                       CLASS C(a)
                                                        -------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                        SIX MONTHS                                                  (DATE SALES
                                                         ENDED                  YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                        APRIL 30,        ------------------------------------       OCTOBER 31,
                                                          2003            2002          2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  7.04         $  8.45       $ 18.11       $  13.81          $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.06)(b)       (0.15)(b)     (0.17)(b)      (0.29)          (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.16           (1.26)        (6.19)         11.03            3.03
=================================================================================================================================
    Total from investment operations                        0.10           (1.41)        (6.36)         10.74            2.96
=================================================================================================================================
Less distributions from net realized gains                    --              --         (3.30)         (6.44)             --
=================================================================================================================================
Net asset value, end of period                           $  7.14         $  7.04       $  8.45       $  18.11          $13.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             1.42%         (16.69)%      (40.86)%        46.21%          27.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $68,956         $72,676       $96,640       $120,591          $6,807
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.11%(d)        2.07%         1.94%          1.86%           2.08%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.80)%(d)      (1.75)%       (1.55)%        (1.59)%         (1.68)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                    26%             68%           89%            79%             75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $69,382,913.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.29            $  8.89
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.17              (1.56)
============================================================================================
    Total from investment operations                              0.12              (1.60)
============================================================================================
Net asset value, end of period                                  $ 7.41            $  7.29
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   1.65%            (18.00)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  469            $   137
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.61%(c)           1.62%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.30)%(c)         (1.30)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          26%                68%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $331,382.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.32            $  9.53
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.18              (2.19)
=============================================================================================
    Total from investment operations                              0.16              (2.21)
=============================================================================================
Net asset value, end of period                                  $ 7.48            $  7.32
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   2.19%            (23.19)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,149            $   138
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           0.81%(c)           0.81%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(c)         (0.49)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          26%                68%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $427,873.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES        OFFICERS                           OFFICE OF THE FUND
Robert H. Graham         Robert H. Graham                   11 Greenway Plaza
Mark H. Williamson       Chairman and President             Suite 100
Frank S. Bayley                                             Houston, TX 77046
Bruce L. Crockett        Mark H. Williamson
Albert R. Dowden         Executive Vice President           INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields           Kevin M. Carome                    11 Greenway Plaza
Carl Frischling          Senior Vice President              Suite 100
Prema Mathai-Davis                                          Houston, TX 77046
Lewis F. Pennock         Gary T. Crum
Ruth H. Quigley          Senior Vice President              TRANSFER AGENT
Louis S. Sklar                                              A I M Fund Services, Inc.
                         Dana R. Sutton                     P.O. Box 4739
                         Vice President and Treasurer       Houston, TX 77210-4739

                         Stuart W. Coco                     CUSTODIAN
                         Vice President                     State Street Bank and Trust Company
                                                            225 Franklin Street
                         Melville B. Cox                    Boston, MA 02110
                         Vice President
                                                            COUNSEL TO THE FUND
                         Edgar M. Larsen                    Ballard Spahr
                         Vice President                     Andrews & Ingersoll, LLP
                                                            1735 Market Street
                         Nancy L. Martin                    Philadelphia, PA 19103
                         Secretary
                                                            COUNSEL TO THE TRUSTEES
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


     DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                       TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                  AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)        AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund       AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                      TAX-FREE
AIM Large Cap Growth Fund                           SECTOR EQUITY
AIM Libra Fund                                                                            AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                       AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund           AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health  are Fund                  AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


  Mutual     Retirement    Annuities    College     Separately     Offshore    Alternative     Cash
  Funds      Products                   Savings     Managed        Products    Investments     Management
                                        Plans       Accounts

                       [AIM INVESTMENT LOGO APPEARS HERE]
                                 --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--



AIMinvestments.com                                                    AGRO-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM BASIC VALUE II FUND

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

               NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM BASIC VALUE II

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                                     MARKET
                                                               SHARES                VALUE
---------------------------------------------------------------------------------------------
COMMON STOCK--98.05%

ADVERTISING--5.66%

Interpublic Group of Cos., Inc. (The)(a)                       2,300               $   26,220
---------------------------------------------------------------------------------------------
Omnicom Group Inc.                                               450                   27,855
=============================================================================================
                                                                                       54,075
=============================================================================================

AEROSPACE & DEFENSE--1.73%

Honeywell International Inc.                                     700                   16,520
=============================================================================================

APPAREL RETAIL--3.30%

Gap, Inc. (The)                                                1,900                   31,597
=============================================================================================

BANKS--2.64%

Bank One Corp.                                                   700                   25,235
=============================================================================================

BUILDING PRODUCTS--2.61%

American Standard Cos. Inc.(a)                                   350                   24,916
=============================================================================================

DATA PROCESSING SERVICES--4.91%

Ceridian Corp.(a)                                              1,400                   19,530
---------------------------------------------------------------------------------------------
First Data Corp.                                                 700                   27,461
=============================================================================================
                                                                                       46,991
=============================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.40%

Cendant Corp.(a)                                               2,000                   28,560
---------------------------------------------------------------------------------------------
H&R Block, Inc.                                                  350                   13,517
=============================================================================================
                                                                                       42,077
=============================================================================================

DIVERSIFIED FINANCIAL SERVICES--16.73%

Citigroup Inc.                                                 1,100                   43,175
---------------------------------------------------------------------------------------------
Freddie Mac                                                      500                   28,950
---------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                        1,000                   29,350
---------------------------------------------------------------------------------------------
Janus Capital Group Inc.                                       1,250                   17,375
---------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      1,000                   41,050
=============================================================================================
                                                                                      159,900
=============================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.76%

Waters Corp.(a)                                                1,100                   26,411
=============================================================================================

EMPLOYMENT SERVICES--1.87%

Robert Half International Inc.(a)                              1,100                   17,908
=============================================================================================

ENVIRONMENTAL SERVICES--3.18%

Waste Management, Inc.                                         1,400                   30,408
=============================================================================================


                                                                                     MARKET
                                                               SHARES                VALUE
---------------------------------------------------------------------------------------------
FOOD RETAIL--3.86%

Kroger Co. (The)(a)                                            1,650                   23,595
---------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                  800                   13,296
=============================================================================================
                                                                                       36,891
=============================================================================================

GENERAL MERCHANDISE STORES--2.10%

Target Corp.                                                     600                   20,064
=============================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES--5.35%

IMS Health Inc.                                                1,700                   26,180
---------------------------------------------------------------------------------------------
McKesson Corp.                                                   900                   24,966
=============================================================================================
                                                                                       51,146
=============================================================================================

HEALTH CARE FACILITIES--2.86%

Tenet Healthcare Corp.(a)                                        800                   11,872
---------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)                       400                   15,468
=============================================================================================
                                                                                       27,340
=============================================================================================

HOTELS, RESORTS & CRUISE LINES--2.81%

Starwood Hotels & Resorts Worldwide, Inc.                      1,000                   26,840
=============================================================================================

INDUSTRIAL CONGLOMERATES--3.75%

Tyco International Ltd. (Bermuda)                              2,300                   35,880
=============================================================================================

LEISURE PRODUCTS--2.74%

Brunswick Corp.                                                1,200                   26,196
=============================================================================================

MANAGED HEALTH CARE--3.39%

Aetna Inc.                                                       650                   32,370
=============================================================================================

OIL & GAS DRILLING--4.35%

Pride International, Inc.(a)                                   1,450                   22,504
---------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Island)                                1,000                   19,050
=============================================================================================
                                                                                       41,554
=============================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.89%

Weatherford International Ltd. (Bermuda)(a)                      450                   18,104
=============================================================================================

PHARMACEUTICALS--2.73%

Wyeth                                                            600                   26,118
=============================================================================================

PROPERTY & CASUALTY INSURANCE--5.02%

ACE Ltd. (Cayman Island)                                         850                   28,118
---------------------------------------------------------------------------------------------
Radian Group Inc.                                                500                   19,850
=============================================================================================
                                                                                       47,968
=============================================================================================

SEMICONDUCTOR EQUIPMENT--3.67%

Novellus Systems, Inc.(a)                                      1,250                   35,050
=============================================================================================


                                                                                     MARKET
                                                               SHARES                VALUE
---------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--3.74%

Computer Associates International, Inc.                        2,200                   35,728
---------------------------------------------------------------------------------------------
Total Common Stocks (Cost $946,004)                                                   937,287
---------------------------------------------------------------------------------------------
=============================================================================================
TOTAL INVESTMENTS--98.05%  (Cost $946,004)                                            937,287
---------------------------------------------------------------------------------------------
=============================================================================================
OTHER ASSETS LESS LIABILITIES--1.95%                                                   18,625
---------------------------------------------------------------------------------------------
=============================================================================================
NET ASSETS--100.00%                                                                $  955,912
---------------------------------------------------------------------------------------------
=============================================================================================

              Notes to Schedule of Investments:

(a)           Non-income producing security.

              See Notes to Financial Statements.

AIM BASIC VALUE II

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2003
(UNAUDITED)

ASSETS:

Investments, at market value (cost $946,004)                                           $   937,287
--------------------------------------------------------------------------------------------------
Cash                                                                                        19,871
--------------------------------------------------------------------------------------------------
Receivables for:
       Due from Advisor                                                                      7,987
--------------------------------------------------------------------------------------------------
       Dividends                                                                                63
--------------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                                    1,802
==================================================================================================
Other assets                                                                                 1,289
==================================================================================================
            Total assets                                                                   968,299
--------------------------------------------------------------------------------------------------
==================================================================================================
LIABILITIES:

Payable for deferred compensation plan                                                       1,802
--------------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                         746
--------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                    374
--------------------------------------------------------------------------------------------------
Accrued operating expenses                                                                   9,465
==================================================================================================
            Total liabilities                                                               12,387
==================================================================================================
Net assets applicable to shares outstanding                                            $   955,912
--------------------------------------------------------------------------------------------------
==================================================================================================

NET ASSETS CONSIST OF:

       Shares of beneficial interest                                                   $ 1,004,034
--------------------------------------------------------------------------------------------------
       Undistributed net investment income (loss)                                           (7,128)
--------------------------------------------------------------------------------------------------
       Undistributed net realized gain (loss) from investment securities                   (32,277)
--------------------------------------------------------------------------------------------------
       Unrealized appreciation (depreciation) of investment securities                      (8,717)
==================================================================================================
                                                                                       $   955,912
--------------------------------------------------------------------------------------------------
==================================================================================================

NET ASSETS:

Class A                                                                                $   382,362
--------------------------------------------------------------------------------------------------
==================================================================================================
Class B                                                                                $   286,775
--------------------------------------------------------------------------------------------------
==================================================================================================
Class C                                                                                $   286,775
--------------------------------------------------------------------------------------------------
==================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                                     40,476
--------------------------------------------------------------------------------------------------
==================================================================================================
Class B                                                                                     30,357
--------------------------------------------------------------------------------------------------
==================================================================================================
Class C                                                                                     30,357
--------------------------------------------------------------------------------------------------
==================================================================================================
Class A :
       Net asset value per share                                                       $      9.45
--------------------------------------------------------------------------------------------------
       Offering price per share:
            (Net asset value of $9.45 / 94.50%)                                        $     10.00
--------------------------------------------------------------------------------------------------
==================================================================================================

Class B :
       Net asset value and offering price per share                                    $      9.45
--------------------------------------------------------------------------------------------------
==================================================================================================

Class C :
       Net asset value and offering price per share                                    $      9.45
--------------------------------------------------------------------------------------------------
==================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)

INVESTMENT INCOME:


Dividends                                                                              $     5,604
==================================================================================================
EXPENSES:

Advisory fees                                                                                3,414
--------------------------------------------------------------------------------------------------
Administrative services fees                                                                24,795
--------------------------------------------------------------------------------------------------
Custodian fees                                                                                 124
--------------------------------------------------------------------------------------------------
Distribution fees--Class A                                                                     637
--------------------------------------------------------------------------------------------------
Distribution fees--Class B                                                                   1,366
--------------------------------------------------------------------------------------------------
Distribution fees--Class C                                                                   1,366
--------------------------------------------------------------------------------------------------
Transfer agent fees                                                                            291
--------------------------------------------------------------------------------------------------
Trustees' fees                                                                               4,291
--------------------------------------------------------------------------------------------------
Printing                                                                                     4,867
--------------------------------------------------------------------------------------------------
Professional fees                                                                           10,284
--------------------------------------------------------------------------------------------------
Other                                                                                          557
==================================================================================================
            Total expenses                                                                  51,992
==================================================================================================
Less:  Fees waived, expenses reimbursed and expenses paid indirectly                       (44,029)
--------------------------------------------------------------------------------------------------
       Net expenses                                                                          7,963
==================================================================================================
Net investment income (loss)                                                                (2,359)
==================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                                        (11,939)
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                              57,087
==================================================================================================
Net gain from investment securities                                                         45,148
==================================================================================================
Net increase in net assets resulting from operations                                   $    42,789
--------------------------------------------------------------------------------------------------
==================================================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND THE PERIOD AUGUST 30,
2002 (DATE OPEATIONS COMMENCED) TO OCTOBER 31, 2002
(UNAUDITED)


                                                                                         APRIL 30,         OCTOBER 31,
                                                                                           2003                2002
                                                                                        -----------        ------------
OPERATIONS:
 Net investment income (loss)                                                           $    (2,359)        $      (765)
-----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities                                        (11,939)            (20,338)
-----------------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation (depreciation) of investment securities               57,087             (65,804)
=======================================================================================================================
   Net increase (decrease) in net assets resulting from operations                           42,789             (86,907)
=======================================================================================================================
Distributions to shareholders from net investment income:
 Class A                                                                                     (4,400)               --
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                                                     (3,300)               --
-----------------------------------------------------------------------------------------------------------------------
 Class C                                                                                     (3,300)               --
=======================================================================================================================
   Total distributions from net investment income                                           (11,000)               --
=======================================================================================================================

 Net increase (decrease) in net assets resulting from distributions                         (11,000)               --
=======================================================================================================================
Share transactions-net:
 Class A                                                                                      4,400             400,010
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                                                      3,300             300,010
-----------------------------------------------------------------------------------------------------------------------
 Class C                                                                                      3,300             300,010
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from share transactions                   11,000           1,000,030
=======================================================================================================================
   Net increase in net assets                                                                42,789             913,123
=======================================================================================================================
NET ASSETS:

 Beginning of period                                                                        913,123                --
=======================================================================================================================
 End of period                                                                          $   955,912         $   913,123
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value II Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of he NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Distributions - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.75%. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended April 30, 2003, AIM waived fees of $3,414 and reimbursed expenses of $36,676.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $40 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be rescinded, terminated or modified at any time. For the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively, after AIM Distributors waived fees of $3,369.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors. During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by

    Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6 and reductions in custodian fees of $564 under expense offset arrangement which resulted in a reduction of the Fund's total expenses of $570.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5 - BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended April 30, 2003.

NOTE 6 - TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of any distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                  CAPITAL LOSS
   EXPIRATION                     CARRYFORWARD
----------------------------------------------
October 31, 2010                     $20,338
==============================================

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $99,609 and $101,739, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:


Aggregate unrealized appreciation of investment securities              $ 65,109
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (73,826)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment                $ (8,717)
securities
================================================================================
Investments have the same cost for tax and financial statement purposes

NOTE 8 - SHARE INFORMATION

The Fund commenced operations August 30, 2002 and consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002 were as follows:

                                                                                 AUGUST 30, 2002 (DATE
                                                  SIX MONTHS ENDED              OPERATIONS COMMENCED) TO
                                                   APRIL 30, 2003                   OCTOBER 31, 2002
                                             ----------------------------       ---------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
                                             -----------       ----------       ----------       ----------
Sold:
  Class A                                           --         $     --             40,001       $  400,010
-----------------------------------------------------------------------------------------------------------
  Class B                                           --               --             30,001          300,010
-----------------------------------------------------------------------------------------------------------
  Class C                                           --               --             30,001          300,010
===========================================================================================================
Issued as reinvestment
  of dividends:
  Class A                                            475            4,400             --               --
-----------------------------------------------------------------------------------------------------------
  Class B                                            356            3,300             --               --
-----------------------------------------------------------------------------------------------------------
  Class C                                            356            3,300             --               --
===========================================================================================================
                                                   1,187       $   11,000          100,003       $1,000,030
-----------------------------------------------------------------------------------------------------------
===========================================================================================================

*Currently all shares are owned by AIM

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the six months ended April 30, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002.


                                                                                        CLASS A
                                                                             --------------------------------
                                                                                             AUGUST 30, 2002
                                                                             SIX MONTHS      (DATE OPERATIONS
                                                                               ENDED           COMMENCED) TO
                                                                              APRIL 30,         OCTOBER 31,
                                                                               2003                2002
                                                                             ----------      ----------------
Net asset value, beginning of period                                         $  9.13                  $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
       Net investment income (loss)                                            (0.02)                   (0.01)
-------------------------------------------------------------------------------------------------------------
       Net gains (losses) on securities (both realized and unrealized)          0.45                    (0.86)
=============================================================================================================
             Total from investment operations                                   0.43                    (0.87)
=============================================================================================================
Less dividends from net investment income                                      (0.11)                     --
=============================================================================================================
Net asset value, end of period                                               $  9.45                  $  9.13
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
Total return (a)                                                                4.73%                   (8.70)%
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $   382                  $   365
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
Ratio of expenses to average net assets:
       With fee waivers                                                         1.87%(b)                 1.75%(c)
-------------------------------------------------------------------------------------------------------------
       Without fee waivers                                                     11.03%(b)                23.74%(c)
=============================================================================================================
Ratio of net investment income (loss) to average net assets                    (0.52)(b)                (0.49)(c)
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
Portfolio turnover rate  (d)                                                      11%                       4%
-------------------------------------------------------------------------------------------------------------
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $367,155.
(c)  Annualized.
(d)  Not annualized for periods less than one year.


                                                                                                    CLASS B
                                                                                     -------------------------------------
                                                                                                           AUGUST 30, 2002
                                                                                     SIX MONTHS           (DATE OPERATIONS
                                                                                       ENDED               COMMENCED) TO
                                                                                     APRIL 30,              OCTOBER 31,
                                                                                       2003                    2002
                                                                                     ----------           ----------------
Net asset value, beginning of period                                                 $    9.13                   $   10.00
--------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
       Net investment income (loss)                                                      (0.02)                      (0.01)
--------------------------------------------------------------------------------------------------------------------------
       Net gains (losses) on securities (both realized and unrealized)                    0.45                       (0.86)
==========================================================================================================================
             Total from investment operations                                             0.43                       (0.87)
==========================================================================================================================
Less dividends from net investment income                                                (0.11)                       --
==========================================================================================================================
Net asset value, end of period                                                       $    9.45                   $    9.13
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================
Total return(a)                                                                           4.73%                      (8.70)%
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                             $     287                   $     274
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================
Ratio of expenses to average net assets:
       With fee waivers                                                                   1.87%(b)                    1.75%(c)
--------------------------------------------------------------------------------------------------------------------------
       Without fee waivers                                                               11.68%(b)                   24.39%(c)
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================
Ratio of net investment income (loss) to average net assets                              (0.52)(b)                   (0.49)(c)
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================
Portfolio turnover rate(d)                                                                  11%                          4%
--------------------------------------------------------------------------------------------------------------------------
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $275,370.
(c)  Annualized.
(d)  Not annualized for periods less than one year.


                                                                                                    CLASS C
                                                                                     ---------------------------------------
                                                                                                             AUGUST 30, 2002
                                                                                     SIX MONTHS             (DATE OPERATIONS
                                                                                       ENDED                  COMMENCED) TO
                                                                                     APRIL 30,                 OCTOBER 31,
                                                                                       2003                       2002
                                                                                     ----------             ----------------
Net asset value, beginning of period                                                 $    9.13                        10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
       Net investment income (loss)                                                      (0.02)                       (0.01)
---------------------------------------------------------------------------------------------------------------------------
       Net gains (losses) on securities (both realized and unrealized)                    0.45                        (0.86)
===========================================================================================================================
             Total from investment operations                                             0.43                        (0.87)
===========================================================================================================================
Less dividends from net investment income                                                (0.11)                          --
===========================================================================================================================
Net asset value, end of period                                                       $    9.45                         9.13
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
Total return (a)                                                                          4.73%                       (8.70)%
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                             $     287                          274
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
Ratio of expenses to average net assets:
       With fee waivers                                                                   1.87%(b)                     1.75%(c)
---------------------------------------------------------------------------------------------------------------------------
       Without fee waivers                                                               11.68%(b)                    24.39%(c)
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                              (0.52)(b)                    (0.49)(c)
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
Portfolio turnover rate  (d)                                                                11%                           4%
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $275,370.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                           OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                   11 Greenway Plaza
                              Chairman and President             Suite 100
Mark H. Williamson                                               Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Vice President                     INVESTMENT ADVISOR

Bruce L. Crockett             M. Carome                          A I M Advisors, Inc.
                              Vice President                     11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                              Gary T. Crum                       Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer       A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                              Stuart W. Coco                     Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                                 CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                     State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                              Edgar M. Larsen                    Boston, MA 02110
Louis S. Sklar                Vice President
                                                                 COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                          Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                               AIM BLUE CHIP FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--


              AIM Blue Chip Fund seeks to provide long-term growth

          of capital and, secondarily, current income. The fund seeks to meet its objectives by investing, normally, at least 80%

              of its assets in securities of blue-chip companies.




              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

PORTFOLIO COMPOSITION BY SECTOR

As of 4/30/03
================================================================================

                                 (PIE CHART)

FINANCIALS                                 20.5%
MATERIALS, TELECOMMUNICATIONS
AND UTILITIES COMBINED                      4.7%
CONSUMER STAPLES                            7.0%
CONSUMER DISCRETIONARY                     14.0%
CASH AND OTHER INSTRUMENTS                  3.5%
ENERGY                                      5.4%
HEALTH CARE                                18.6%
INDUSTRIALS                                 8.4%
INFORMATION TECHNOLOGY                     17.9%

TOTAL NUMBER OF HOLDINGS*                    83

TOTAL NET ASSETS                   $2.7 billion

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
  Inception (2/04/87)                  8.14%
   10 Years                            7.11
    5 Years                           -6.04
    1 Year                           -19.15

CLASS B SHARES
 Inception (10/01/96)                  2.62%
   5 Years                            -6.02
   1 Year                            -19.32

CLASS C SHARES
 Inception (8/04/97)                  -2.25%
   5 Years                            -5.63
   1 Year                            -15.92

CLASS R SHARES**
  10 Years                             7.56
   5 Years                            -5.11
   1 Year                            -14.57


**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 2/04/87.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets with in the first year.

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (2/04/87), 7.70%; 10 years, 6.27%; five years, -7.07%; one year, -30.32%. Class B shares, inception (10/01/96), 1.54%; five years, -7.02%; one year, -30.44%. Class C shares, inception (8/04/97), -3.50%; five years, -6.64%; one year, -27.51%. Class R shares, 10 years, 6.71%; five years, -6.15%; one year, -26.40%.

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

Class A Shares                                        2.60%
Class B Shares                                        2.14
Class C Shares                                        2.14
Class R Shares                                        2.49
S&P 500 Index                                         4.47
(Broad Market and Style-specific Index)
Lipper Large Cap Core Fund Index                      2.96
(Peer Group Index)

Source: Lipper, Inc.

*Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================


==============================================================================================
TOP 10 EQUITY HOLDINGS*                        TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------------
 1. Microsoft Corp.              3.6%          1. Diversified Financial Services      13.2%

 2. Pfizer Inc.                  3.5           2. Pharmaceuticals                      9.3

 3. Wal-Mart Stores, Inc.        3.5           3. Systems Software                     5.4

 4. General Electric Co.         3.5           4. Banks                                4.9

 5. Citigroup Inc.               3.4           5. General Merchandise Stores           4.3

 6. Exxon Mobil Corp.            3.2           6. Health Care Equipment                4.3

 7. Johnson & Johnson            2.7           7. Semiconductors                       4.2

 8. Bank of America Corp.        2.2           8. Computer Hardware                    3.5

 9. Cisco Systems, Inc.          2.1           9. Household Products                   3.5

10. Procter & Gamble Co. (The)   2.1          10. Industrial Conglomerates             3.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

==============================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective May 1, 2003, after the close of the reporting period, the portfolio management team for AIM Blue Chip Fund is as follows: Kirk L. Anderson and Monika H. Degan.

o AIM Blue Chip Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class B shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanly Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an Index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.



FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           This is the report on AIM Blue Chip Fund for the six months
ROBERT H.           ended April 30, 2003. You will note that we have adopted a
GRAHAM)             more concise format for our semiannual reports. Important
                    information such as top holdings and performance as of the close of the reporting period appear on the opposite page.
                    This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally mid- and small-cap stocks outperformed large-cap stocks and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value Index, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

During the six-month reporting period, all share classes of AIM Blue Chip Fund posted positive returns at net asset value. As compared to its holdings at the end of the previous reporting period, the fund's weighting in the technology sector increased slightly, and its health care exposure was slightly reduced. Portfolio Managers Monika Degan and Jonathan Schoolar attribute the fund's allocation in the technology sector as a help to performance during the period. Besides having a rally in the technology sector of the S&P 500 during October and November 2002, technology was the best-performing sector in the S&P 500 for the four-month period ended April 30, 2003.

    Over the same four-month period in 2003, the telecommunications, utilities and materials sectors have performed poorly. However, the fund was only minimally invested in these sectors. At the end of the reporting period, only 4.7% of the fund's portfolio was invested in these three sectors combined.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Blue Chip Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                         GENERALLY, MID- AND SMALL-CAP

                         STOCKS OUTPERFORMED LARGE-CAP

                        STOCKS, AND THE VALUE INVESTMENT

                         STYLE OUTPERFORMED THE GROWTH

                          INVESTMENT STYLE DURING THE

                          SIX-MONTH REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM BLUE CHIP FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

Inception (3/15/02)        -19.28%
  1 year                   -13.91
  6 months                   2.92*

*NOT ANNUALIZED

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

Inception (3/15/02)        -25.99%
  1 year                   -25.86

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               BCH-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.43%

ADVERTISING-0.96%

Omnicom Group Inc.                                425,000   $   26,307,500
==========================================================================

AEROSPACE & DEFENSE-2.17%

Lockheed Martin Corp.                             475,000       23,773,750
--------------------------------------------------------------------------
United Technologies Corp.                         575,000       35,540,750
==========================================================================
                                                                59,314,500
==========================================================================

ALUMINUM-0.50%

Alcoa Inc.                                        600,000       13,758,000
==========================================================================

APPAREL RETAIL-0.61%

Gap, Inc. (The)                                 1,000,000       16,630,000
==========================================================================

BANKS-4.85%

Bank of America Corp.                             825,000       61,091,250
--------------------------------------------------------------------------
Fifth Third Bancorp                               550,000       27,109,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 925,000       44,640,500
==========================================================================
                                                               132,841,250
==========================================================================

BIOTECHNOLOGY-1.96%

Amgen Inc.(a)                                     875,000       53,646,250
==========================================================================

BREWERS-0.82%

Anheuser-Busch Cos., Inc.                         450,000       22,446,000
==========================================================================

BROADCASTING & CABLE TV-0.97%

Clear Channel Communications, Inc.(a)             675,000       26,399,250
==========================================================================

COMPUTER HARDWARE-3.52%

Dell Computer Corp.(a)                          1,600,000       46,256,000
--------------------------------------------------------------------------
Hewlett-Packard Co.                               600,000        9,780,000
--------------------------------------------------------------------------
International Business Machines Corp.             475,000       40,327,500
==========================================================================
                                                                96,363,500
==========================================================================

DATA PROCESSING SERVICES-2.03%

First Data Corp.                                  925,000       36,287,750
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   650,000       19,136,000
==========================================================================
                                                                55,423,750
==========================================================================

DEPARTMENT STORES-0.93%

Kohl's Corp.(a)                                   450,000       25,560,000
==========================================================================

DIVERSIFIED CHEMICALS-0.31%

E. I. Du Pont de Nemours & Co.                    200,000        8,506,000
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.18%

American Express Co.                              900,000       34,074,000
--------------------------------------------------------------------------
Citigroup Inc.                                  2,400,000       94,200,000
--------------------------------------------------------------------------
Fannie Mae                                        650,000       47,053,500
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Freddie Mac                                       475,000   $   27,502,500
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   450,000       34,155,000
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           900,000       26,415,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         800,000       32,840,000
--------------------------------------------------------------------------
Morgan Stanley                                    875,000       39,156,250
--------------------------------------------------------------------------
SLM Corp.                                         225,000       25,200,000
==========================================================================
                                                               360,596,250
==========================================================================

ELECTRIC UTILITIES-1.53%

Dominion Resources, Inc.                          152,000        8,995,360
--------------------------------------------------------------------------
FPL Group, Inc.                                   275,000       16,739,250
--------------------------------------------------------------------------
Southern Co. (The)                                550,000       15,999,500
==========================================================================
                                                                41,734,110
==========================================================================

FOOD DISTRIBUTORS-1.26%

SYSCO Corp.                                     1,200,000       34,476,000
==========================================================================

GENERAL MERCHANDISE STORES-4.32%

Target Corp.                                      675,000       22,572,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,700,000       95,744,000
==========================================================================
                                                               118,316,000
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.96%

Cardinal Health, Inc.                             475,000       26,258,000
==========================================================================

HEALTH CARE EQUIPMENT-4.32%

Boston Scientific Corp.(a)                        650,000       27,982,500
--------------------------------------------------------------------------
Medtronic, Inc.                                   975,000       46,546,500
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         320,000       16,787,200
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          575,000       26,967,500
==========================================================================
                                                               118,283,700
==========================================================================

HEALTH CARE FACILITIES-0.67%

HCA Inc.                                          575,000       18,457,500
==========================================================================

HOME IMPROVEMENT RETAIL-1.54%

Home Depot, Inc. (The)                          1,500,000       42,195,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.66%

Carnival Corp. (Panama)                           650,000       17,933,500
==========================================================================

HOUSEHOLD PRODUCTS-3.49%

Colgate-Palmolive Co.                             650,000       37,160,500
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        650,000       58,402,500
==========================================================================
                                                                95,563,000
==========================================================================

INDUSTRIAL CONGLOMERATES-3.47%

General Electric Co.                            3,225,000       94,976,250
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL GASES-0.59%

Air Products & Chemicals, Inc.                    375,000   $   16,151,250
==========================================================================

INTEGRATED OIL & GAS-3.15%

Exxon Mobil Corp.                               2,450,000       86,240,000
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.05%

BellSouth Corp.                                   350,000        8,921,500
--------------------------------------------------------------------------
SBC Communications Inc.                           850,000       19,856,000
==========================================================================
                                                                28,777,500
==========================================================================

INTERNET RETAIL-0.48%

eBay Inc.(a)                                      140,000       12,987,800
==========================================================================

LIFE & HEALTH INSURANCE-0.70%

Prudential Financial, Inc.                        600,000       19,182,000
==========================================================================

MANAGED HEALTH CARE-1.31%

UnitedHealth Group Inc.                           390,000       35,930,700
==========================================================================

MOTORCYCLE MANUFACTURERS-0.38%

Harley-Davidson, Inc.                             235,000       10,443,400
==========================================================================

MOVIES & ENTERTAINMENT-1.79%

Viacom Inc.-Class B(a)                          1,125,000       48,836,250
==========================================================================

MULTI-LINE INSURANCE-1.80%

American International Group, Inc.                850,000       49,257,500
==========================================================================

NETWORKING EQUIPMENT-2.14%

Cisco Systems, Inc.(a)                          3,900,000       58,656,000
==========================================================================

OIL & GAS DRILLING-1.32%

ENSCO International Inc.                          650,000       16,510,000
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              500,000       19,600,000
==========================================================================
                                                                36,110,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.88%

Schlumberger Ltd. (Netherlands)                   575,000       24,109,750
==========================================================================

PHARMACEUTICALS-9.34%

Allergan, Inc.                                    375,000       26,343,750
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      525,000       27,153,000
--------------------------------------------------------------------------
Johnson & Johnson                               1,300,000       73,268,000
--------------------------------------------------------------------------
Pfizer Inc.                                     3,125,000       96,093,750
--------------------------------------------------------------------------
Wyeth                                             750,000       32,647,500
==========================================================================
                                                               255,506,000
==========================================================================

RAILROADS-0.71%

Canadian National Railway Co. (Canada)            400,000       19,452,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.27%

Applied Materials, Inc.(a)                      2,250,000   $   32,850,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               375,000       15,375,000
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         500,000       14,020,000
==========================================================================
                                                                62,245,000
==========================================================================

SEMICONDUCTORS-4.20%

Analog Devices, Inc.(a)                           800,000       26,496,000
--------------------------------------------------------------------------
Intel Corp.                                     1,500,000       27,600,000
--------------------------------------------------------------------------
Linear Technology Corp.                           450,000       15,511,500
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   300,000       11,787,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         675,000       14,033,250
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   725,000       19,625,750
==========================================================================
                                                               115,053,500
==========================================================================

SOFT DRINKS-1.40%

Coca-Cola Co. (The)                               600,000       24,240,000
--------------------------------------------------------------------------
PepsiCo, Inc.                                     325,000       14,066,000
==========================================================================
                                                                38,306,000
==========================================================================

SPECIALTY STORES-1.41%

Bed Bath & Beyond Inc.(a)                         725,000       28,644,750
--------------------------------------------------------------------------
Staples, Inc.(a)                                  515,000        9,805,600
==========================================================================
                                                                38,450,350
==========================================================================

SYSTEMS SOFTWARE-5.40%

Microsoft Corp.                                 3,900,000       99,723,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 2,700,000       32,076,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         725,000       15,957,250
==========================================================================
                                                               147,756,250
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.39%

Nokia Oyj-ADR (Finland)                           650,000       10,770,500
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.69%

Vodafone Group PLC-ADR (United Kingdom)           950,000       18,772,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,385,650,865)                        2,638,979,060
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILL-0.06%

1.13%, 06/19/03 (Cost $1,497,693)(b)           $1,500,000(c)     1,497,693
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-3.48%

STIC Liquid Assets Portfolio(d)                47,562,194       47,562,194
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        47,562,194       47,562,194
==========================================================================
    Total Money Market Funds (Cost
      $95,124,388)                                              95,124,388
==========================================================================
TOTAL INVESTMENTS-99.97% (Cost
  $2,482,272,946)                                            2,735,601,141
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                945,913
==========================================================================
NET ASSETS-100.00%                                          $2,736,547,054
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section H and Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,482,272,946)                            $ 2,735,601,141
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,265,328
------------------------------------------------------------
  Fund shares sold                                 2,886,476
------------------------------------------------------------
  Dividends and interest                           1,558,883
------------------------------------------------------------
Investment for deferred compensation plan             70,234
------------------------------------------------------------
Other assets                                          65,350
============================================================
    Total assets                               2,746,447,412
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           5,185,846
------------------------------------------------------------
  Deferred compensation plan                          70,234
------------------------------------------------------------
Accrued distribution fees                          2,178,934
------------------------------------------------------------
Accrued trustees' fees                                 2,408
------------------------------------------------------------
Accrued transfer agent fees                        2,116,683
------------------------------------------------------------
Accrued operating expenses                           346,253
============================================================
    Total liabilities                              9,900,358
============================================================
Net assets applicable to shares outstanding  $ 2,736,547,054
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 4,313,792,048
------------------------------------------------------------
Undistributed net investment income (loss)        (7,381,934)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                       (1,823,868,230)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and
  futures contracts                              254,005,170
============================================================
                                             $ 2,736,547,054
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,328,347,894
____________________________________________________________
============================================================
Class B                                      $ 1,131,716,568
____________________________________________________________
============================================================
Class C                                      $   275,789,970
____________________________________________________________
============================================================
Class R                                      $       559,026
____________________________________________________________
============================================================
Institutional Class                          $       133,596
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          140,477,693
____________________________________________________________
============================================================
Class B                                          124,736,941
____________________________________________________________
============================================================
Class C                                           30,398,833
____________________________________________________________
============================================================
Class R                                               59,168
____________________________________________________________
============================================================
Institutional Class                                   14,020
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.46
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.46 divided by
      94.50%)                                $         10.01
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          9.07
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          9.07
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.45
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.53
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $59,604)         $  16,865,155
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        568,112
---------------------------------------------------------------------------
Interest                                                             33,493
---------------------------------------------------------------------------
Security lending income                                              22,257
===========================================================================
    Total investment income                                      17,489,017
===========================================================================

EXPENSES:

Advisory fees                                                     8,637,245
---------------------------------------------------------------------------
Administrative services fees                                        254,987
---------------------------------------------------------------------------
Custodian fees                                                      107,618
---------------------------------------------------------------------------
Distribution fees -- Class A                                      2,275,535
---------------------------------------------------------------------------
Distribution fees -- Class B                                      5,586,202
---------------------------------------------------------------------------
Distribution fees -- Class C                                      1,382,894
---------------------------------------------------------------------------
Distribution fees -- Class R                                            552
---------------------------------------------------------------------------
Transfer agent fees                                               5,928,780
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               58
---------------------------------------------------------------------------
Trustees' fees                                                       12,361
---------------------------------------------------------------------------
Other                                                               565,051
===========================================================================
    Total expenses                                               24,751,283
===========================================================================
Less: Fees waived and expenses paid indirectly                      (34,701)
===========================================================================
    Net expenses                                                 24,716,582
===========================================================================
Net investment income (loss)                                     (7,227,565)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (112,321,447)
---------------------------------------------------------------------------
  Foreign currencies                                                  1,362
---------------------------------------------------------------------------
  Futures contracts                                               3,292,625
===========================================================================
                                                               (109,027,460)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         172,447,494
---------------------------------------------------------------------------
  Foreign currencies                                                   (538)
---------------------------------------------------------------------------
  Futures contracts                                                (487,416)
===========================================================================
                                                                171,959,540
===========================================================================
Net gain from investment securities, foreign currencies and
  future contracts                                               62,932,080
===========================================================================
Net increase in net assets resulting from operations          $  55,704,515
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (7,227,565)   $   (26,181,399)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     (109,027,460)      (605,224,882)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                     171,959,540        (87,627,440)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    55,704,515       (719,033,721)
================================================================================================
Share transactions-net:
  Class A                                                        (103,927,449)      (325,975,435)
------------------------------------------------------------------------------------------------
  Class B                                                         (87,813,988)      (303,773,409)
------------------------------------------------------------------------------------------------
  Class C                                                         (31,734,378)      (109,471,968)
------------------------------------------------------------------------------------------------
  Class R                                                             493,479             36,356
------------------------------------------------------------------------------------------------
  Institutional Class                                                 (29,178)           168,155
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (223,011,514)      (739,016,301)
================================================================================================
    Net increase (decrease) in net assets                        (167,306,999)    (1,458,050,022)
================================================================================================

NET ASSETS:

  Beginning of period                                           2,903,854,053      4,361,904,075
================================================================================================
  End of period                                               $ 2,736,547,054    $ 2,903,854,053
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $12,869.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $254,987 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $3,096,900 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $2,275,535, $5,586,202, $1,382,894 and $552, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $172,222 in front-end sales commissions from the sale of Class A shares and $25,033,

$1,915, $11,236 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $3,837 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,754 and reductions in custodian fees of $2,078 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $21,832.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, there were no securities on loan to brokers. For the six months ended April 30, 2003, the Fund received fees of $22,257 for securities lending.

NOTE 7--FUTURES CONTRACTS

On April 30, 2003, $1,193,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                           NO. OF        MONTH/        MARKET       UNREALIZED
CONTRACT                  CONTRACTS    COMMITMENT       VALUE      APPRECIATION
-------------------------------------------------------------------------------
S&P 500 Index                75       Jun.-03/Long   $17,176,875     $676,975
_______________________________________________________________________________
===============================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                         CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2007                                                  $   38,614,682
--------------------------------------------------------------------------------
October 31, 2008                                                     185,511,022
--------------------------------------------------------------------------------
October 31, 2009                                                     833,974,843
--------------------------------------------------------------------------------
October 31, 2010                                                     615,639,140
================================================================================
Total capital loss carryforward                                   $1,673,739,687
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $282,271,398 and $471,826,336, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities         $ 371,046,989
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (155,726,850)
================================================================================
Net unrealized appreciation of investment securities               $ 215,320,139
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $2,520,281,002.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      14,292,548    $ 129,599,534     35,714,782    $ 388,117,102
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,309,065       55,168,960     15,784,454      168,633,848
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,273,452       19,862,931      5,922,957       63,436,977
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         63,321          568,214          3,975           36,381
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --               --         19,795          192,879
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         500,369        4,532,678      1,132,609       12,298,772
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (520,818)      (4,532,678)    (1,170,222)     (12,298,772)
==========================================================================================================================
Reacquired:
  Class A                                                     (26,402,701)    (238,059,661)   (68,970,741)    (726,391,309)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (16,058,131)    (138,450,270)   (45,721,299)    (460,108,485)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,957,868)     (51,597,309)   (16,701,794)    (172,908,945)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (8,125)         (74,735)            (3)             (25)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (3,260)         (29,178)        (2,515)         (24,724)
==========================================================================================================================
                                                              (25,512,148)   $(223,011,514)   (73,988,002)   $(739,016,301)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R commenced sales as of June 3, 2002.
** Institutional Class commenced sales as of March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A(a)
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED OCTOBER 31,
                                      APRIL 30,         -------------------------------------------------------------------------
                                         2003              2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     9.22        $    11.22       $    17.29    $    15.49       $    12.05    $    10.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.01)(b)         (0.04)(b)        (0.04)        (0.05)(b)         0.01          0.04(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.25             (1.96)           (6.03)         1.85             3.47          1.92
=================================================================================================================================
    Total from investment operations        0.24             (2.00)           (6.07)         1.80             3.48          1.96
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                    --                --               --            --            (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --                --               --            --            (0.03)        (0.21)
=================================================================================================================================
    Total distributions                       --                --               --            --            (0.04)        (0.23)
=================================================================================================================================
Net asset value, end of period        $     9.46        $     9.22       $    11.22    $    17.29       $    15.49    $    12.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             2.60%           (17.82)%         (35.11)%       11.60%           29.01%        19.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $1,328,348        $1,402,589       $2,067,602    $3,163,453       $2,299,551    $1,085,648
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.50%(d)          1.40%            1.28%         1.19%            1.19%         1.22%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             (0.20)%(d)        (0.33)%          (0.29)%       (0.31)%           0.03%         0.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    11%               28%              31%           22%              22%           27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,311,081,521.
(e)  Not annualized for periods less than one year.


                                                                              CLASS B(a)
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED OCTOBER 31,
                                      APRIL 30,         -------------------------------------------------------------------------
                                         2003              2002             2001          2000             1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     8.88        $    10.87       $    16.87    $    15.22       $    11.91       $  10.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.04)(b)         (0.10)(b)        (0.13)        (0.17)(b)        (0.10)(b)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.23             (1.89)           (5.87)         1.82             3.44           1.91
=================================================================================================================================
    Total from investment operations        0.19             (1.99)           (6.00)         1.65             3.34           1.87
=================================================================================================================================
Less distributions from net realized
  gains                                       --                --               --            --            (0.03)         (0.21)
=================================================================================================================================
Net asset value, end of period        $     9.07        $     8.88       $    10.87    $    16.87       $    15.22       $  11.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return (c)                            2.14%           (18.31)%         (35.57)%       10.87%           28.08%         18.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $1,131,717        $1,198,513       $1,806,464    $2,746,149       $1,891,171       $745,862
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    2.15%(d)          2.05%            1.94%         1.88%            1.91%          1.94%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             (0.85)%(d)        (0.98)%          (0.94)%       (1.00)%          (0.68)%        (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate (e)                   11%               28%              31%           22%              22%            27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,126,499,315.
(e)  Not annualized for periods less than one year.


                                                                             CLASS C(a)
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ----------------------------------------------------------------
                                            2003             2002           2001        2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   8.88        $  10.87       $  16.86    $  15.21       $  11.91       $ 10.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.04)(b)       (0.10)(b)      (0.13)      (0.17)(b)      (0.10)(b)     (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.23           (1.89)         (5.86)       1.82           3.43          1.91
===========================================================================================================================
    Total from investment operations           0.19           (1.99)         (5.99)       1.65           3.33          1.87
===========================================================================================================================
Less distributions from net realized
  gains                                          --              --             --          --          (0.03)        (0.21)
===========================================================================================================================
Net asset value, end of period             $   9.07        $   8.88       $  10.87    $  16.86       $  15.21       $ 11.91
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                2.14%         (18.31)%       (35.53)%     10.82%         28.09%        18.52%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $275,790        $302,555       $487,838    $720,186       $349,951       $87,554
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets        2.15%(d)        2.05%          1.94%       1.88%          1.90%         1.94%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.85)%(d)      (0.98)%        (0.94)%     (1.00)%        (0.68)%       (0.38)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                       11%             28%            31%         22%            22%           27%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $278,870,886.
(e)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.22            $ 10.53
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.25              (1.29)
=============================================================================================
    Total from investment operations                              0.23              (1.31)
=============================================================================================
Net asset value, end of period                                  $ 9.45            $  9.22
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   2.49%            (12.44)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  559            $    37
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.65%(c)           1.55%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.35)%(c)         (0.49)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          11%                28%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $222,575.
(d)  Annualized
(e)  Not annualized for periods less than one year.


                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED)
                                                              APRIL 30,        TO OCTOBER 31,
                                                               2003               2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.26              $ 12.13
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02(a)              0.02(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.25                (2.89)
===============================================================================================
    Total from investment operations                             0.27                (2.87)
===============================================================================================
Net asset value, end of period                                  $9.53              $  9.26
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  2.92%              (23.66)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 134              $   160
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                          0.79%(c)             0.77%(d)
===============================================================================================
Ratio of net investment income to average net assets             0.51%(c)             0.30%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         11%                  28%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $149,391.
(d)  Annualized
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                    11 Greenway Plaza
                           Chairman and President              Suite 100
Mark H. Williamson                                             Houston, TX 77046
                           Mark H. Williamson
Frank S. Bayley            Executive Vice President            INVESTMENT ADVISOR

Bruce L. Crockett          Kevin M. Carome                     A I M Advisors, Inc.
                           Senior Vice President               11 Greenway Plaza
Albert R. Dowden                                               Suite 100
                           Gary T. Crum                        Houston, TX 77046
Edward K. Dunn Jr.         Senior Vice President
                                                               TRANSFER AGENT
Jack M. Fields             Dana R. Sutton
                           Vice President and Treasurer        A I M Fund Services, Inc.
Carl Frischling                                                P.O. Box 4739
                           Stuart W. Coco                      Houston, TX 77210-4739
Prema Mathai-Davis         Vice President
                                                               CUSTODIAN
Lewis F. Pennock           Melville B. Cox
                           Vice President                      State Street Bank and Trust Company
Ruth H. Quigley                                                225 Franklin Street
                           Edgar M. Larsen                     Boston, MA 02110
Louis S. Sklar             Vice President
                                                               COUNSEL TO THE FUND
                           Nancy L. Martin
                           Secretary                           Ballard Spahr
                                                               Andrews & Ingersoll, LLP
                                                               1735 Market Street
                                                               Philadelphia, PA 19103

                                                               COUNSEL TO THE TRUSTEES

                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR

                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


          DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                    TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund          AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                     AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                   AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)      AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund     AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                  TAX-FREE
AIM Large Cap Growth Fund                             SECTOR EQUITY
AIM Libra Fund                                                                          AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                     AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund         AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

YOUR GOALS. OUR SOLUTIONS.                    (AIM INVESTMENT LOGO APPEARS HERE)
     --Servicemark--                                    --Servicemark--


       Mutual    Retirement     Annuities     College   Separately    Offshore    Alternative      Cash
       Funds     Products                     Savings   Managed       Products    Investments      Management
                                              Plans     Accounts

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                     BCH-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                          AIM CAPITAL DEVELOPMENT FUND

                                  (COVER IMAGE)

                                (AIM FUNDS LOGO)

                                 --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


                  AIM Capital Development Fund seeks to provide
                          long-term growth of capital.
                     The fund seeks to achieve its objective
                        through investments in the stocks
                      of small and medium-sized companies.


               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

CLASS A SHARES VS. INDEX

Cumulative Total Returns
10/31/02 - 4/30/03, excluding sales charges.

           BAR CHART

CLASS A SHARES                     5.55%

LIPPER MID-CAP CORE FUND
INDEX                              5.32%

TOTAL NUMBER OF HOLDINGS*           105
TOTAL NET ASSETS         $850.7 MILLION

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

AS OF 4/30/03, including sales charges

CLASS A SHARES
 Inception (6/17/96)                5.89%
  5 Years                          -2.32
  1 Year                          -26.13

CLASS B SHARES
 Inception (10/1/96)                4.44%
  5 Years                          -2.22
  1 Year                          -26.15

CLASS C SHARES
 Inception (8/4/97)                 1.85%
  5 Years                          -1.88
  1 Year                          -23.05

CLASS R SHARES**
 Inception                          6.61%
  5 Years                          -1.36
  1 Year                          -21.94

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 6/17/96). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                       5.55%
CLASS B SHARES                       5.24
CLASS C SHARES                       5.25
CLASS R SHARES                       5.47
S&P 500 INDEX (Broad Market Index)   4.47
RUSSELL 2500 INDEX                   7.87
(Style-specific index)
LIPPER MID-CAP CORE FUND INDEX       5.32
(Peer Group Index)

Source: Lipper, Inc.

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (6/17/96), 4.98%; five years, -3.49%; one year, -31.31%.
Class B shares, inception (10/1/96), 3.48%; five years, -3.39%; one year, -31.40%. Class C shares, inception (8/4/97), 0.74%; five years, -3.07%; one year, -28.52%. Class R shares, inception, 5.69%; five years, -2.54%; one year, -27.43%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=======================================================================================================
TOP 10 EQUITY HOLDINGS*                              TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------
 1. iShares Nasdaq Biotechnology Index Fund   2.0%    1. Data Processing Services                  6.2%

 2. Radian Group Inc.                         1.6     2. Electronic Equipment & Instruments        4.7

 3. PMI Group, Inc. (The)                     1.5     3. Health Care Distributors & Services       4.3

 4. Hasbro, Inc.                              1.5     4. Application Software                      4.3

 5. Alliance Data Systems Corp.               1.5     5. Property & Casualty Insurance             3.9

 6. Iron Mountain Inc.                        1.4     6. Real Estate                               3.3

 7. Rockwell Automation, Inc.                 1.3     7. IT Consulting & Services                  3.2

 8. American Financial Realty Trust           1.3     8. Pharmaceuticals                           3.0

 9. Anthem, Inc.                              1.2     9. Reinsurance                               2.8

10. Pride International, Inc.                 1.2    10. Diversified Financial Services            2.7

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

=======================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Capital Development Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Capital Development Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

   Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Capital Development Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Paul J. Rasplicka, Michael Chapman and James Gassman sought to own the stocks of companies, based on their assessment of the growth prospects for these firms' product lines, their evaluation of the managements of these corporations and other considerations.

   At the close of the reporting period, the three largest sector weightings in the fund's portfolio were information technology, financials and consumer discretionary. The fund had 105 equity holdings at the end of the reporting period.

   We encourage you to visit aiminvestments.com for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products and Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Capital Development Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                           POSITIVE PERFORMANCE DURING

                              MARCH AND APRIL 2003

                               ENABLED MAJOR STOCK

                          MARKET INDEXES TO POST GAINS

                            FOR THE REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM CAPITAL DEVELOPMENT FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

                         [BAR CHART]

Inception (3/15/02)        -19.03%
  1 year                   -21.34
  6 months                   5.92*

*NOT ANNUALIZED

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

Inception (3/15/02)        -25.09%
  1 year                   -26.84

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.

================================================================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               CDV-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCK & OTHER EQUITY INTERESTS-96.42%

ADVERTISING-1.87%

Interpublic Group of Cos., Inc. (The)(a)          498,200   $  5,679,480
------------------------------------------------------------------------
Lamar Advertising Co.(a)                          284,000     10,201,280
========================================================================
                                                              15,880,760
========================================================================

AIR FREIGHT & LOGISTICS-1.19%

C.H. Robinson Worldwide, Inc.                     274,900     10,113,571
========================================================================

APPAREL RETAIL-1.16%

Abercrombie & Fitch Co.-Class A(a)                299,800      9,857,424
========================================================================

APPLICATION SOFTWARE-4.31%

Amdocs Ltd. (United Kingdom)(a)                   293,800      5,188,508
------------------------------------------------------------------------
Autodesk, Inc.                                    578,100      8,995,236
------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)             327,400      7,114,402
------------------------------------------------------------------------
Fair Issac Corp.                                  175,800      9,155,664
------------------------------------------------------------------------
Intuit Inc.(a)                                    159,500      6,185,410
========================================================================
                                                              36,639,220
========================================================================

BANKS-2.02%

Compass Bancshares, Inc.                          200,000      6,744,000
------------------------------------------------------------------------
New York Community Bancorp, Inc.                  300,000     10,416,000
========================================================================
                                                              17,160,000
========================================================================

BROADCASTING & CABLE TV-2.71%

Cablevision Systems Corp.-NY Group-Class A(a)     307,900      6,903,118
------------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        300,000      6,843,000
------------------------------------------------------------------------
Entercom Communications Corp.(a)                  100,000      4,859,000
------------------------------------------------------------------------
Westwood One, Inc.(a)                             126,800      4,425,320
========================================================================
                                                              23,030,438
========================================================================

BUILDING PRODUCTS-1.08%

American Standard Cos. Inc.(a)                    129,600      9,226,224
========================================================================

COMPUTER & ELECTRONICS RETAIL-2.12%

Best Buy Co., Inc.(a)                             277,400      9,592,492
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     197,200      8,408,608
========================================================================
                                                              18,001,100
========================================================================

CONSUMER FINANCE-1.64%

Capital One Financial Corp.                       224,700      9,408,189
------------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $3,120,900)(a)(b)(c)(d)          309,000      4,557,750
========================================================================
                                                              13,965,939
========================================================================

DATA PROCESSING SERVICES-6.23%

Alliance Data Systems Corp.(a)                    590,200     12,394,200
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DATA PROCESSING SERVICES-(CONTINUED)

BISYS Group, Inc. (The)(a)                        494,100   $  8,340,408
------------------------------------------------------------------------
Ceridian Corp.(a)                                 296,000      4,129,200
------------------------------------------------------------------------
Certegy Inc.(a)                                   329,150      8,225,459
------------------------------------------------------------------------
DST Systems, Inc.(a)                              262,900      8,071,030
------------------------------------------------------------------------
Iron Mountain Inc.(a)                             297,000     11,835,450
========================================================================
                                                              52,995,747
========================================================================

DIVERSIFIED FINANCIAL SERVICES-2.74%

Affiliated Managers Group, Inc.(a)                 98,600      4,566,166
------------------------------------------------------------------------
American Capital Strategies, Ltd.                 342,400      8,306,624
------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class A    820,155      9,005,302
------------------------------------------------------------------------
LaBranche & Co. Inc.                               83,800      1,389,404
========================================================================
                                                              23,267,496
========================================================================

ELECTRIC UTILITIES-2.10%

FPL Group, Inc.                                   147,900      9,002,673
------------------------------------------------------------------------
Wisconsin Energy Corp.                            337,500      8,886,375
========================================================================
                                                              17,889,048
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.25%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000      7,939,400
------------------------------------------------------------------------
Rockwell Automation, Inc.                         491,900     11,215,320
========================================================================
                                                              19,154,720
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.69%

Amphenol Corp.-Class A(a)                         187,600      8,308,804
------------------------------------------------------------------------
Symbol Technologies, Inc.                         783,700      8,565,841
------------------------------------------------------------------------
Thermo Electron Corp.(a)                          309,300      5,619,981
------------------------------------------------------------------------
Varian Inc.(a)                                    282,800      8,939,308
------------------------------------------------------------------------
Waters Corp.(a)                                   353,400      8,485,134
========================================================================
                                                              39,919,068
========================================================================

ENVIRONMENTAL SERVICES-1.10%

Republic Services, Inc.(a)                        435,000      9,335,100
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.51%

Potash Corp. of Saskatchewan Inc. (Canada)         70,400      4,333,120
========================================================================

FOOTWEAR-0.93%

Reebok International Ltd.(a)                      253,300      7,867,498
========================================================================

FOREST PRODUCTS-0.75%

Louisiana-Pacific Corp.(a)                        793,300      6,409,864
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GAS UTILITIES-1.14%

Kinder Morgan, Inc.                               205,800   $  9,676,716
========================================================================

GENERAL MERCHANDISE STORES-1.04%

Dollar Tree Stores, Inc.(a)                       349,200      8,887,140
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.31%

AdvancePCS(a)                                     238,400      7,166,304
------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              490,900      9,773,819
------------------------------------------------------------------------
Cerner Corp.(a)                                   100,000      1,998,000
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           301,300      8,876,298
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          153,100      4,649,647
------------------------------------------------------------------------
Omnicare, Inc.                                    157,700      4,182,204
========================================================================
                                                              36,646,272
========================================================================

HEALTH CARE EQUIPMENT-1.57%

Bard (C.R.), Inc.                                 153,800      9,747,844
------------------------------------------------------------------------
Cytyc Corp.(a)                                    273,400      3,608,880
========================================================================
                                                              13,356,724
========================================================================

HEALTH CARE SUPPLIES-0.98%

Fisher Scientific International Inc.(a)           290,000      8,354,900
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.36%

Starwood Hotels & Resorts Worldwide, Inc.         113,800      3,054,392
========================================================================

HOUSEHOLD APPLIANCES-0.84%

Snap-on Inc.                                      244,100      7,164,335
========================================================================

INDUSTRIAL GASES-1.08%

Airgas, Inc.(a)                                   455,000      9,204,650
========================================================================

INDUSTRIAL MACHINERY-1.97%

Parker-Hannifin Corp.                             194,400      7,908,192
------------------------------------------------------------------------
SPX Corp.(a)                                      262,100      8,858,980
========================================================================
                                                              16,767,172
========================================================================

INSURANCE BROKERS-0.89%

Willis Group Holdings Ltd. (Bermuda)              242,400      7,560,456
========================================================================

INTEGRATED OIL & GAS-0.85%

Murphy Oil Corp.                                  174,200      7,255,430
========================================================================

IT CONSULTING & SERVICES-3.15%

Acxiom Corp.(a)                                   545,800      7,619,368
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      289,800      6,230,700
------------------------------------------------------------------------
Titan Corp. (The)(a)                              565,200      4,538,556
------------------------------------------------------------------------
Unisys Corp.(a)                                   806,400      8,386,560
========================================================================
                                                              26,775,184
========================================================================

LEISURE PRODUCTS-2.03%

Brunswick Corp.                                   216,600      4,728,378
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

Hasbro, Inc.                                      782,700   $ 12,523,200
========================================================================
                                                              17,251,578
========================================================================

LIFE & HEALTH INSURANCE-0.54%

Nationwide Financial Services, Inc.-Class A       163,000      4,588,450
========================================================================

MANAGED HEALTH CARE-2.39%

Anthem, Inc.(a)                                   153,000     10,501,920
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     240,900      9,833,538
========================================================================
                                                              20,335,458
========================================================================

MUTUAL FUNDS-1.99%

iShares Nasdaq Biotechnology Index Fund(a)        295,100     16,909,230
========================================================================

OFFICE ELECTRONICS-1.09%

Zebra Technologies Corp.-Class A(a)               138,900      9,260,463
========================================================================

OIL & GAS DRILLING-1.23%

Pride International, Inc.(a)                      672,900     10,443,408
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.86%

BJ Services Co.(a)                                285,700     10,430,907
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500      5,432,765
========================================================================
                                                              15,863,672
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.84%

Devon Energy Corp.                                152,021      7,182,983
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.12%

Valero Energy Corp.                               260,000      9,555,000
========================================================================

PAPER PACKAGING-0.50%

Smurfit-Stone Container Corp.(a)                  300,800      4,232,256
========================================================================

PAPER PRODUCTS-1.16%

Bowater Inc.                                      253,000      9,849,290
========================================================================

PERSONAL PRODUCTS-0.85%

NBTY, Inc.(a)                                     464,500      7,199,750
========================================================================

PHARMACEUTICALS-3.00%

Allergan, Inc.                                     58,100      4,081,525
------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         152,000      5,494,800
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            97,600      5,625,664
------------------------------------------------------------------------
Mylan Laboratories Inc.                           143,400      4,053,918
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                     315,047      6,269,435
========================================================================
                                                              25,525,342
========================================================================

PROPERTY & CASUALTY INSURANCE-3.92%

ACE Ltd. (Cayman Islands)                         208,917      6,910,974
------------------------------------------------------------------------
PMI Group, Inc. (The)                             421,300     12,984,466
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

KyRadian Group Inc.                               338,500   $ 13,438,450
========================================================================
                                                              33,333,890
========================================================================

PUBLISHING-1.08%

Knight-Ridder, Inc.                               142,400      9,191,920
========================================================================

REAL ESTATE-3.29%

American Financial Realty Trust (Acquired
  09/04/02; Cost $9,401,000)(b)(d)                940,100     10,905,160
------------------------------------------------------------------------
Annaly Mortgage Management Inc.                   450,000      8,550,000
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       368,200      8,564,332
========================================================================
                                                              28,019,492
========================================================================

REINSURANCE-2.80%

Everest Re Group, Ltd. (Bermuda)                   77,500      5,397,875
------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                          178,000      9,523,000
------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                       337,200      8,918,940
========================================================================
                                                              23,839,815
========================================================================

RESTAURANTS-2.00%

Brinker International, Inc.(a)                    305,600      9,702,800
------------------------------------------------------------------------
Ruby Tuesday, Inc.                                371,500      7,318,550
========================================================================
                                                              17,021,350
========================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Novellus Systems, Inc.(a)                         295,600      8,288,624
========================================================================

SEMICONDUCTORS-2.32%

Integrated Circuit Systems, Inc.(a)               375,700      8,160,204
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         276,300      5,111,550
------------------------------------------------------------------------
Microchip Technology Inc.                         311,162      6,469,058
========================================================================
                                                              19,740,812
========================================================================

SPECIALTY CHEMICALS-1.12%

International Flavors & Fragrances Inc.           301,000      9,565,780
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SPECIALTY STORES-1.18%

Advance Auto Parts, Inc.(a)                       202,400   $ 10,067,376
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.56%

Avocent Corp.(a)                                  172,400      5,106,488
------------------------------------------------------------------------
Harris Corp.                                      284,900      8,136,744
========================================================================
                                                              13,243,232
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $710,332,125)                          820,258,879
========================================================================

MONEY MARKET FUNDS-3.74%

STIC Liquid Assets Portfolio(e)                15,900,354     15,900,354
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        15,900,354     15,900,354
========================================================================
    Total Money Market Funds (Cost
      $31,800,708)                                            31,800,708
========================================================================
TOTAL INVESTMENTS-100.16% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $742,132,833)                852,059,587
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-17.97%

STIC Liquid Assets Portfolio(e)(f)             76,447,245     76,447,245
------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                     76,447,245     76,447,245
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $152,894,490)                                    152,894,490
========================================================================
TOTAL INVESTMENTS-118.13% (Cost $895,027,323)               1,004,954,077
========================================================================
OTHER ASSETS LESS LIABILITIES-(18.13%)                      (154,236,833)
========================================================================
NET ASSETS-100.00%                                          $850,717,244
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $15,462,910, which represented 1.82% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The market value of the securities at 04/30/03 was $15,462,910, which represented 1.82% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $895,027,323)*                              $1,004,954,077
------------------------------------------------------------
Foreign currencies, at value (cost $78)                   84
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,847,217
------------------------------------------------------------
  Fund shares sold                                   787,752
------------------------------------------------------------
  Dividends                                          158,049
------------------------------------------------------------
Investment for deferred compensation plan             40,148
------------------------------------------------------------
Other assets                                          39,292
============================================================
    Total assets                               1,013,826,619
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,531,292
------------------------------------------------------------
  Fund shares reacquired                           1,346,254
------------------------------------------------------------
  Deferred compensation plan                          40,148
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       152,894,490
------------------------------------------------------------
Accrued distribution fees                            728,864
------------------------------------------------------------
Accrued trustees' fees                                 1,121
------------------------------------------------------------
Accrued transfer agent fees                          481,591
------------------------------------------------------------
Accrued operating expenses                            85,615
============================================================
    Total liabilities                            163,109,375
============================================================
Net assets applicable to shares outstanding   $  850,717,244
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  790,135,680
------------------------------------------------------------
Undistributed net investment income (loss)        (3,617,898)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                           (45,729,549)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      109,929,011
============================================================
                                              $  850,717,244
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  457,722,206
____________________________________________________________
============================================================
Class B                                       $  336,177,544
____________________________________________________________
============================================================
Class C                                       $   55,972,950
____________________________________________________________
============================================================
Class R                                       $      836,658
____________________________________________________________
============================================================
Institutional Class                           $        7,886
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           33,869,252
____________________________________________________________
============================================================
Class B                                           26,168,760
____________________________________________________________
============================================================
Class C                                            4,359,917
____________________________________________________________
============================================================
Class R                                               62,007
____________________________________________________________
============================================================
Institutional Class                                      580
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.51
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.51 divided by
      94.50%)                                 $        14.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        12.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        12.84
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        13.49
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        13.60
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $150,038,132 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $5,543)          $ 3,671,497
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      359,453
-------------------------------------------------------------------------
Interest                                                              194
-------------------------------------------------------------------------
Security lending income                                           154,032
=========================================================================
    Total investment income                                     4,185,176
=========================================================================

EXPENSES:

Advisory fees                                                   2,831,443
-------------------------------------------------------------------------
Administrative services fees                                      111,654
-------------------------------------------------------------------------
Custodian fees                                                     55,458
-------------------------------------------------------------------------
Distribution fees -- Class A                                      783,076
-------------------------------------------------------------------------
Distribution fees -- Class B                                    1,669,657
-------------------------------------------------------------------------
Distribution fees -- Class C                                      275,176
-------------------------------------------------------------------------
Distribution fees -- Class R                                          478
-------------------------------------------------------------------------
Transfer agent fees                                             1,711,563
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             20
-------------------------------------------------------------------------
Trustees' fees                                                      6,757
-------------------------------------------------------------------------
Other                                                             300,212
=========================================================================
    Total expenses                                              7,745,494
=========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                      (13,266)
=========================================================================
    Net expenses                                                7,732,228
=========================================================================
Net investment income (loss)                                   (3,547,052)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (5,098,471)
-------------------------------------------------------------------------
  Foreign currencies                                               59,712
-------------------------------------------------------------------------
  Option contracts written                                        126,096
=========================================================================
                                                               (4,912,663)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        52,031,058
-------------------------------------------------------------------------
  Foreign currencies                                                1,354
=========================================================================
                                                               52,032,412
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             47,119,749
=========================================================================
Net increase in net assets resulting from operations          $43,572,697
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,547,052)   $   (6,585,862)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (4,912,663)      (27,642,639)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   52,032,412      (101,615,274)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 43,572,697      (135,843,775)
============================================================================================
Share transactions-net:
  Class A                                                      (22,608,736)      (49,872,882)
--------------------------------------------------------------------------------------------
  Class B                                                      (26,956,266)      (51,574,661)
--------------------------------------------------------------------------------------------
  Class C                                                       (3,118,835)         (497,034)
--------------------------------------------------------------------------------------------
  Class R                                                          789,964            12,300
--------------------------------------------------------------------------------------------
  Institutional Class                                                   --            10,000
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (51,893,873)     (101,922,277)
============================================================================================
    Net increase (decrease) in net assets                       (8,321,176)     (237,766,052)
============================================================================================

NET ASSETS:

  Beginning of period                                          859,038,420     1,096,804,472
============================================================================================
  End of period                                               $850,717,244    $  859,038,420
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $6,356.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $111,654 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $916,961 for such services. For the six months ended April 30, 2003, AFS reimbursed fees of $16 on the Institutional Class.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $783,076, $1,669,657, $275,176 and $478, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $50,567 in front-end sales commissions from the sale of Class A shares and $362, $55, $3,059 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,067 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,108 and reductions in custodian fees of $786 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $6,894.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $150,038,132 were on loan to brokers. The loans were secured by cash collateral of $152,894,490 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $154,032 for securities lending.

NOTE 7--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               1,300        126,096
----------------------------------------------------------
Expired                              (1,300)      (126,096)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
----------------------------------------------------------
October 31, 2009                             $11,152,255
----------------------------------------------------------
October 31, 2010                              27,828,753
==========================================================
Total capital loss carryforward              $38,981,008
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $405,908,944 and $425,249,687, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $132,384,333
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (22,473,441)
===========================================================
Net unrealized appreciation of investment
  securities                                   $109,910,892
___________________________________________________________
===========================================================

Cost of investments for tax purposes is $895,043,185.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2003                OCTOBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,300,132    $ 55,974,344      8,723,183    $ 137,031,183
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,039,576      12,817,521      3,358,008       50,474,614
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        412,340       5,087,212      1,443,905       21,757,217
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        63,099         813,826            749           12,300
------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               --              --            580           10,000
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        109,267       1,422,121             --               --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (114,824)     (1,422,121)            --               --
========================================================================================================================
Reacquired:
  Class A                                                     (6,190,362)    (80,005,201)   (12,317,285)    (186,904,065)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,140,995)    (38,351,666)    (7,163,019)    (102,049,275)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (667,999)     (8,206,047)    (1,519,831)     (22,254,251)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (1,841)        (23,862)            --               --
========================================================================================================================
                                                              (4,191,607)   $(51,893,873)    (7,473,710)   $(101,922,277)
________________________________________________________________________________________________________________________
========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                              YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------
                                              2003             2002           2001        2000        1999           1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.80        $  14.69       $  21.79    $  15.24    $  12.89       $  14.57
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.04)(a)       (0.04)(a)      (0.04)      (0.13)      (0.10)(a)      (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.75           (1.85)         (4.27)       6.68        2.45          (1.62)
===========================================================================================================================
    Total from investment operations             0.71           (1.89)         (4.31)       6.55        2.35          (1.68)
===========================================================================================================================
Less distributions from net realized gains         --              --          (2.79)         --          --             --
===========================================================================================================================
Net asset value, end of period               $  13.51        $  12.80       $  14.69    $  21.79    $  15.24       $  12.89
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                  5.55%         (12.87)%       (21.76)%     42.98%      18.23%        (11.53)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $457,722        $456,268       $576,660    $759,838    $579,514       $717,263
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets          1.55%(c)        1.38%          1.33%       1.28%       1.38%          1.28%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.55)%(c)      (0.29)%        (0.21)%     (0.60)%     (0.70)%        (0.40)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                         51%            120%           130%        101%        117%            78%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $451,180,124.
(d)  Not annualized for periods less than one year.


                                                                                CLASS B
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                              YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------
                                              2003             2002           2001        2000        1999           1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.21        $  14.10       $  21.16    $  14.90    $  12.70       $  14.46
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)(a)       (0.14)(a)      (0.15)      (0.26)      (0.20)(a)      (0.16)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.71           (1.75)         (4.12)       6.52        2.40          (1.60)
===========================================================================================================================
    Total from investment operations             0.64           (1.89)         (4.27)       6.26        2.20          (1.76)
===========================================================================================================================
Less distributions from net realized gains         --              --          (2.79)         --          --             --
===========================================================================================================================
Net asset value, end of period               $  12.85        $  12.21       $  14.10    $  21.16    $  14.90       $  12.70
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                  5.24%         (13.40)%       (22.29)%     42.01%      17.32%        (12.17)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $336,178        $346,456       $454,018    $617,576    $451,508       $493,993
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets          2.20%(c)        2.03%          1.99%       1.99%       2.12%          2.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.20)%(c)      (0.94)%        (0.87)%     (1.30)%     (1.44)%        (1.14)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                         51%            120%           130%        101%        117%            78%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $336,698,895.
(d)  Not annualized for periods less than one year.


                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                       APRIL 30,        ---------------------------------------------------------
                                                         2003            2002          2001       2000       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 12.20         $ 14.10       $ 21.15    $ 14.89    $ 12.69       $ 14.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.07)(a)       (0.14)(a)     (0.14)     (0.25)     (0.20)(a)     (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.71           (1.76)        (4.12)      6.51       2.40         (1.60)
=================================================================================================================================
    Total from investment operations                       0.64           (1.90)        (4.26)      6.26       2.20         (1.76)
=================================================================================================================================
Less distributions from net realized gains                   --              --         (2.79)        --         --            --
=================================================================================================================================
Net asset value, end of period                          $ 12.84         $ 12.20       $ 14.10    $ 21.15    $ 14.89       $ 12.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            5.25%         (13.48)%      (22.24)%    42.04%     17.34%       (12.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $55,973         $56,298       $66,127    $82,982    $53,832       $48,293
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    2.20%(c)        2.03%         1.99%      1.99%      2.12%         2.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.20)%(c)      (0.94)%       (0.87)%    (1.30)%    (1.44)%       (1.14)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                   51%            120%          130%       101%       117%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $55,491,275.
(d)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2003
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.79            $ 16.62
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.74              (3.80)
============================================================================================
    Total from investment operations                              0.70              (3.83)
============================================================================================
Net asset value, end of period                                  $13.49            $ 12.79
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   5.47%            (23.05)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  837            $    10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.70%(c)           1.54%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.70)%(c)         (0.44)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          51%               120%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $192,893.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                   INSTITUTIONAL CLASS
                                                              ------------------------------
                                                                               MARCH 15,
                                                                                  2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.84            $ 17.25
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01(a)            0.02(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.75              (4.43)
============================================================================================
    Total from investment operations                              0.76              (4.41)
============================================================================================
Net asset value, end of period                                  $13.60            $ 12.84
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   5.92%            (25.57)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $    8            $     7
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     0.89%(c)           0.84%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  1.33%(c)           0.99%(d)
============================================================================================
Ratio of net investment income to average net assets              0.12%(c)           0.25%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          51%               120%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $7,528.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            TRANSFER AGENT
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Fund Services, Inc.
Carl Frischling                                             P.O. Box 4739
                          Stuart W. Coco                    Houston, TX 77210-4739
Prema Mathai-Davis        Vice President
                                                            CUSTODIAN
Lewis F. Pennock          Melville B. Cox
                          Vice President                    State Street Bank and Trust Company
Ruth H. Quigley                                             225 Franklin Street
                          Edgar M. Larsen                   Boston, MA 02110
Louis S. Sklar            Vice President
                                                            COUNSEL TO THE FUND
                          Nancy L. Martin
                          Secretary                         Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund          SECTOR EQUITY                               AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund               AIM Global Energy Fund                      AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

AIMinvestments.com                                                    CDV-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                                AIM CHARTER FUND

                                 (COVER IMAGE)

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                   AIM Charter Fund seeks growth of capital.


              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA


================================================================================

PORTFOLIO COMPOSITION BY SECTOR

As of 4/30/03

                                   (PIE CHART)

CONSUMER STAPLES              15.2%
INFORMATION TECHNOLOGY        15.2%
FINANCIALS                    11.4%
HEALTH CARE                   10.8%
OTHER                         21.1%
CONSUMER DISCRETIONARY        11.9%
INDUSTRIALS                   14.4%


TOTAL NUMBER OF HOLDINGS*               74
TOTAL NET ASSETS              $3.2 BILLION

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (11/26/68)                   11.48%
  10 Years                               6.42
   5 Years                              -4.30
   1 Year                              -17.48

CLASS B SHARES
 Inception (6/26/95)                     5.23%
   5 Years                              -4.24
   1 Year                              -17.70

CLASS C SHARES
 Inception (8/4/97)                     -1.82%
   5 Years                              -3.93
   1 Year                              -14.28

CLASS R SHARES**
  10 Years                               6.80%
   5 Years                              -3.43
   1 Year                              -12.97

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance (inception date 11/26/68) at net asset value, adjusted to reflect Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================


================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03 excluding sales charges


CLASS A SHARES                                   2.09%
CLASS B SHARES                                   1.73
CLASS C SHARES                                   1.62
CLASS R SHARES                                   1.88
S&P 500 INDEX (Broad Market Index)               4.47
RUSSELL 1000 INDEX                               4.75
(Style-specific index)
LIPPER LARGE-CAP CORE FUND INDEX                 2.96
(Peer Group Index)

                                                            Source: Lipper, Inc.

In addition to the fund's average annual total returns as of the close of the reporting period shown in the table at left, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (11/26/68), 11.28%; 10 years, 5.48%; five years, -5.62%; one year, -25.55%.
Class B shares, inception (6/26/95), 4.36%; five years, -5.57%; one year, -25.73%. Class C shares, inception (8/4/97), -3.00%; five years, -5.23%; one year, -22.54%. Class R shares, 10 years, 5.87%; five years, -4.75%; one year, -21.44%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================


==================================================================================================
TOP 10 EQUITY HOLDINGS*                            TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------
 1. General Mills, Inc.                      2.8%   1. Packaged Foods & Meats                 9.7%

 2. Computer Associates International, Inc.  2.8    2. Pharmaceuticals                        9.2

 3. Pfizer Inc.                              2.1    3. Systems Software                       5.6

 4. Intel Corp.                              2.0    4. Semiconductors                         5.0

 5. Kellogg Co.                              2.0    5. Integrated Oil & Gas                   4.4

 6. Citigroup Inc.                           1.9    6. Diversified Financial Services         4.2

 7. Washington Mutual, Inc.                  1.8    7. Aerospace & Defense                    4.0

 8. Wyeth                                    1.8    8. Banks                                  3.1

 9. Best Buy Co., Inc.                       1.7    9. Property & Casualty Insurance          3.0

10. Raytheon Co.                             1.6   10. Industrial Machinery                   2.9

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective 5/1/03, after the close of the reporting period, the portfolio management team for AIM Charter Fund is as follows: David W. Pointer and Ronald S. Sloan

o AIM Charter Fund's performance figures are historical, and they reflect the reinvestment of distributions and charges in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

                    This is the report on AIM Charter Fund for the six months
(PHOTO OF           ended April 30, 2003. You will note that we have adopted a
ROBERT H.           more concise format for our semiannual reports. Important
GRAHAM)             information such as top holdings and performance as of the close of the reporting period appear on the opposite page.
                    This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally mid- and small-cap stocks outperformed large-cap stocks and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Charter Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Ronald S. Sloan and Michael Yellen sought to identify stocks that they believe have the potential for above-average growth in earnings, and companies that are, in their view, undervalued relative to current or projected earnings. At the close of the reporting period, the three largest sectors in the fund's portfolio were information technology, consumer staples, and industrials. Keep in mind that managers focus on individual companies rather than particular industries or sectors. The fund had 74 equity holdings at the end of the reporting period.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Charter Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                          GENERALLY, MID- AND SMALL-CAP

                          STOCKS OUTPERFORMED LARGE-CAP

                        STOCKS, AND THE VALUE INVESTMENT

                          STYLE OUTPERFORMED THE GROWTH

                        INVESTMENT STYLE DURING THE SIX-

                             MONTH REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM CHARTER FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

Inception (7/30/91)                 7.80%
10 years                            7.49
 5 years                           -2.79
 1 year                           -12.32
 6 months                           2.35*

*NOT ANNUALIZED

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

Inception (7/30/91)                   7.22%
10 years                              6.53
 5 years                             -4.13
 1 year                             -20.88

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               CHT-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-88.16%

ADVERTISING-1.57%

Omnicom Group Inc.                                 800,000   $   49,520,000
===========================================================================

AEROSPACE & DEFENSE-3.98%

Lockheed Martin Corp.                              492,200       24,634,610
---------------------------------------------------------------------------
Northrop Grumman Corp.                             560,000       49,252,000
---------------------------------------------------------------------------
Raytheon Co.                                     1,716,000       51,359,880
===========================================================================
                                                                125,246,490
===========================================================================

APPAREL RETAIL-1.55%

Limited Brands                                   3,355,000       48,781,700
===========================================================================

APPLICATION SOFTWARE-0.58%

SAP A.G.-ADR (Germany)                             712,000       18,163,120
===========================================================================

BANKS-3.05%

Bank of America Corp.                              530,000       39,246,500
---------------------------------------------------------------------------
Washington Mutual, Inc.                          1,440,000       56,880,000
===========================================================================
                                                                 96,126,500
===========================================================================

BUILDING PRODUCTS-1.80%

American Standard Cos. Inc.(a)                     449,000       31,964,310
---------------------------------------------------------------------------
Masco Corp.                                      1,174,500       24,746,715
===========================================================================
                                                                 56,711,025
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.72%

Best Buy Co., Inc.(a)                            1,570,000       54,290,600
===========================================================================

COMPUTER HARDWARE-2.53%

Dell Computer Corp.(a)                             700,000       20,237,000
---------------------------------------------------------------------------
Hewlett-Packard Co.                              1,000,000       16,300,000
---------------------------------------------------------------------------
International Business Machines Corp.              510,000       43,299,000
===========================================================================
                                                                 79,836,000
===========================================================================

DATA PROCESSING SERVICES-1.45%

Automatic Data Processing, Inc.                  1,355,000       45,568,650
===========================================================================

DIVERSIFIED CHEMICALS-0.88%

Dow Chemical Co. (The)                             850,000       27,744,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.22%

Citigroup Inc.                                   1,540,000       60,445,000
---------------------------------------------------------------------------
Morgan Stanley                                     830,000       37,142,500
---------------------------------------------------------------------------
Principal Financial Group, Inc.                  1,215,000       35,356,500
===========================================================================
                                                                132,944,000
===========================================================================

ELECTRIC UTILITIES-1.37%

FPL Group, Inc.                                    430,000       26,174,100
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

TXU Corp.                                          850,000   $   16,932,000
===========================================================================
                                                                 43,106,100
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.41%

Emerson Electric Co.                               875,000       44,362,500
===========================================================================

ENVIRONMENTAL SERVICES-0.99%

Waste Management, Inc.                           1,440,000       31,276,800
===========================================================================

FOOD RETAIL-2.37%

Kroger Co. (The)(a)                              3,210,000       45,903,000
---------------------------------------------------------------------------
Safeway Inc.(a)                                  1,720,000       28,586,400
===========================================================================
                                                                 74,489,400
===========================================================================

FOOTWEAR-1.52%

NIKE, Inc.-Class B                                 894,500       47,882,585
===========================================================================

GENERAL MERCHANDISE STORES-0.89%

Wal-Mart Stores, Inc.                              500,000       28,160,000
===========================================================================

HEALTH CARE SUPPLIES-1.61%

Alcon, Inc. (Switzerland)(a)                     1,150,000       50,657,500
===========================================================================

HOME IMPROVEMENT RETAIL-1.29%

Home Depot, Inc. (The)                           1,445,000       40,647,850
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.07%

Carnival Corp. (Panama)                          1,225,000       33,797,750
===========================================================================

HOUSEHOLD PRODUCTS-1.07%

Kimberly-Clark Corp.                               680,000       33,843,600
===========================================================================

INDUSTRIAL MACHINERY-2.93%

Dover Corp.                                      1,690,000       48,570,600
---------------------------------------------------------------------------
Illinois Tool Works Inc.                           685,000       43,826,300
===========================================================================
                                                                 92,396,900
===========================================================================

INTEGRATED OIL & GAS-4.37%

ChevronTexaco Corp.                                520,000       32,661,200
---------------------------------------------------------------------------
ConocoPhillips                                     610,000       30,683,000
---------------------------------------------------------------------------
Exxon Mobil Corp.                                1,225,000       43,120,000
---------------------------------------------------------------------------
Occidental Petroleum Corp.                       1,050,000       31,342,500
===========================================================================
                                                                137,806,700
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.54%

AT&T Corp.                                       1,000,000       17,050,000
===========================================================================

LIFE & HEALTH INSURANCE-1.21%

Prudential Financial, Inc.                       1,190,000       38,044,300
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

NETWORKING EQUIPMENT-0.57%

Cisco Systems, Inc.(a)                           1,200,000   $   18,048,000
===========================================================================

OIL & GAS DRILLING-1.01%

GlobalSantaFe Corp. (Cayman Islands)             1,500,000       31,740,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.07%

Baker Hughes Inc.                                1,200,000       33,600,000
===========================================================================

PACKAGED FOODS & MEATS-9.71%

Campbell Soup Co.                                1,510,000       33,265,300
---------------------------------------------------------------------------
ConAgra Foods, Inc.                              1,330,300       27,936,300
---------------------------------------------------------------------------
General Mills, Inc.                              1,930,000       87,062,300
---------------------------------------------------------------------------
Kellogg Co.                                      1,930,000       63,188,200
---------------------------------------------------------------------------
Kraft Foods Inc.-Class A                         1,400,000       43,260,000
---------------------------------------------------------------------------
Sara Lee Corp.                                   3,045,000       51,095,100
===========================================================================
                                                                305,807,200
===========================================================================

PERSONAL PRODUCTS-1.08%

Gillette Co. (The)                               1,120,000       34,104,000
===========================================================================

PHARMACEUTICALS-9.22%

Abbott Laboratories                                790,000       32,097,700
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         1,450,000       37,033,000
---------------------------------------------------------------------------
Johnson & Johnson                                  405,000       22,825,800
---------------------------------------------------------------------------
Merck & Co. Inc.                                   560,000       32,580,800
---------------------------------------------------------------------------
Pfizer Inc.                                      2,170,000       66,727,500
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         940,000       43,898,000
---------------------------------------------------------------------------
Wyeth                                            1,270,000       55,283,100
===========================================================================
                                                                290,445,900
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.95%

ACE Ltd. (Cayman Islands)                        1,025,000       33,907,000
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A          856,486       13,900,768
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B        1,054,271       17,131,904
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)           340,000       27,982,000
===========================================================================
                                                                 92,921,672
===========================================================================

PUBLISHING-1.10%

New York Times Co. (The)-Class A                   750,000       34,785,000
===========================================================================

RAILROADS-1.82%

Norfolk Southern Corp.                           1,334,000       28,294,140
---------------------------------------------------------------------------
Union Pacific Corp.                                490,000       29,164,800
===========================================================================
                                                                 57,458,940
===========================================================================

RESTAURANTS-1.20%

McDonald's Corp.                                 2,205,000       37,705,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.94%

KLA-Tencor Corp.(a)                                720,000   $   29,520,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SEMICONDUCTORS-4.97%

Analog Devices, Inc.(a)                            850,000       28,152,000
---------------------------------------------------------------------------
Intel Corp.                                      3,500,000       64,400,000
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           2,266,000       18,966,420
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                  1,665,000       45,071,550
===========================================================================
                                                                156,589,970
===========================================================================

SOFT DRINKS-1.00%

Coca-Cola Co. (The)                                780,000       31,512,000
===========================================================================

SYSTEMS SOFTWARE-5.55%

Computer Associates International, Inc.          5,360,000       87,046,400
---------------------------------------------------------------------------
Microsoft Corp.                                  1,820,000       46,537,400
---------------------------------------------------------------------------
Oracle Corp.(a)                                  3,460,000       41,104,800
===========================================================================
                                                                174,688,600
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,879,258,250)                         2,777,380,852
===========================================================================


                                                  PRINCIPAL
                                                   AMOUNT
CORPORATE DEBT-0.10%

COMPUTER HARDWARE-0.10%

Candescent Technologies Corp., Sr. Unsec.
  Gtd. Sub. Deb., 8.00%, 05/01/03 (Acquired
  04/17/98-04/19/01; Cost
  $47,529,750)(b)(c)(d)                        $60,700,000        3,217,100
===========================================================================
    Total Corporate Debt (Cost $49,098,968)                       3,217,100
===========================================================================


                                                SHARES
MONEY MARKET FUNDS-12.94%

STIC Liquid Assets Portfolio(e)                203,794,868      203,794,868
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                        203,794,868      203,794,868
===========================================================================
    Total Money Market Funds (Cost
      $407,589,736)                                             407,589,736
===========================================================================
TOTAL INVESTMENTS-101.20% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $3,335,946,954)                                             3,188,187,688
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.34%

STIC Liquid Assets Portfolio(e)(f)              42,144,500       42,144,500
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $42,144,500)                                         42,144,500
===========================================================================
TOTAL INVESTMENTS-102.54% (Cost
  $3,378,091,454)                                             3,230,332,188
===========================================================================
OTHER ASSETS LESS LIABILITIES-(2.54%)                           (79,989,167)
===========================================================================
NET ASSETS-100.00%                                           $3,150,343,021
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 04/30/03 represented 0.10% of the Fund's net assets. This security is considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to principal and interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $3,378,091,454)*                            $3,230,332,188
------------------------------------------------------------
Receivables for:
  Investments sold                                 8,116,171
------------------------------------------------------------
  Fund shares sold                                 1,138,956
------------------------------------------------------------
  Dividends                                        3,480,410
------------------------------------------------------------
Investment for deferred compensation plan            128,521
------------------------------------------------------------
Other assets                                          76,495
============================================================
     Total assets                              3,243,272,741
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                          46,445,152
------------------------------------------------------------
  Deferred compensation plan                         128,521
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       42,144,500
------------------------------------------------------------
Accrued distribution fees                          2,062,199
------------------------------------------------------------
Accrued trustees' fees                                 2,310
------------------------------------------------------------
Accrued transfer agent fees                        1,727,684
------------------------------------------------------------
Accrued operating expenses                           419,354
============================================================
     Total liabilities                            92,929,720
============================================================
Net assets applicable to shares outstanding   $3,150,343,021
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,210,297,184
------------------------------------------------------------
Undistributed net investment income                  280,648
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (912,475,545)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign
  currencies                                    (147,759,266)
============================================================
                                              $3,150,343,021
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,890,369,263
____________________________________________________________
============================================================
Class B                                       $1,102,040,835
____________________________________________________________
============================================================
Class C                                       $  155,677,684
____________________________________________________________
============================================================
Class R                                       $      722,902
____________________________________________________________
============================================================
Institutional Class                           $    1,532,337
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          193,576,407
____________________________________________________________
============================================================
Class B                                          117,271,380
____________________________________________________________
============================================================
Class C                                           16,518,713
____________________________________________________________
============================================================
Class R                                               74,209
____________________________________________________________
============================================================
Institutional Class                                  152,792
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.77
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.77 divided by
       94.50%)                                $        10.34
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         9.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         9.42
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $         9.74
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        10.03
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $38,730,990 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $23,397)         $  25,823,721
---------------------------------------------------------------------------
Dividends from affiliated money market funds                      2,379,246
---------------------------------------------------------------------------
Interest                                                                494
---------------------------------------------------------------------------
Security lending income                                             210,685
===========================================================================
     Total investment income                                     28,414,146
===========================================================================


EXPENSES:

Advisory fees                                                    10,291,533
---------------------------------------------------------------------------
Administrative services fees                                        276,758
---------------------------------------------------------------------------
Custodian fees                                                      120,801
---------------------------------------------------------------------------
Distribution fees -- Class A                                      2,942,548
---------------------------------------------------------------------------
Distribution fees -- Class B                                      5,644,785
---------------------------------------------------------------------------
Distribution fees -- Class C                                        796,585
---------------------------------------------------------------------------
Distribution fees -- Class R                                            472
---------------------------------------------------------------------------
Transfer agent fees                                               5,410,598
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              737
---------------------------------------------------------------------------
Trustees' fees                                                       14,249
---------------------------------------------------------------------------
Other                                                               564,589
===========================================================================
     Total expenses                                              26,063,655
===========================================================================
Less: Fees waived and expenses paid indirectly                      (61,720)
===========================================================================
     Net expenses                                                26,001,935
===========================================================================
Net investment income                                             2,412,211
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from investment securities            (137,134,420)
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         187,078,411
---------------------------------------------------------------------------
  Foreign currencies                                                    (67)
===========================================================================
                                                                187,078,344
===========================================================================
Net gain from investment securities and foreign currencies       49,943,924
===========================================================================
Net increase in net assets resulting from operations          $  52,356,135
___________________________________________________________________________
===========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    2,412,211    $    (8,504,860)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (137,134,420)       304,583,841
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 187,078,344       (628,211,415)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   52,356,135       (332,132,434)
===============================================================================================
Share transactions-net:
  Class A                                                       (241,572,564)      (870,998,051)
-----------------------------------------------------------------------------------------------
  Class B                                                       (117,637,517)      (391,079,522)
-----------------------------------------------------------------------------------------------
  Class C                                                        (16,928,246)       (61,301,813)
-----------------------------------------------------------------------------------------------
  Class R                                                            683,243             17,606
-----------------------------------------------------------------------------------------------
  Institutional Class                                                 41,284            (60,090)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (375,413,800)    (1,323,421,870)
===============================================================================================
    Net increase (decrease) in net assets                       (323,057,665)    (1,655,554,304)
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,473,400,686      5,128,954,990
===============================================================================================
  End of period                                               $3,150,343,021    $ 3,473,400,686
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $36,960. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $276,758 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $2,730,354 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $2,942,548, $5,644,785, $796,585 and $472, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $136,242 in front-end sales commissions from the sale of Class A shares and $2,440, $1,255, $6,111 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $4,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $23,240 and reductions in custodian fees of $1,520 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $24,760.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $38,730,990 were on loan to brokers. The loans were secured by cash collateral of $42,144,500 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $210,685 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $771,331,122
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $608,052,304 and $972,593,540, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 241,646,795
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (392,447,882)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(150,801,087)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $3,381,133,275.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     APRIL 30, 2003                  OCTOBER 31, 2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       9,448,811    $  89,382,634      16,193,575    $   174,972,073
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,491,669       41,315,790       9,302,039         97,387,968
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,218,765       11,263,567       2,633,061         27,700,439
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         75,796          715,247           1,719             17,663
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              15,449          150,785          45,275            481,439
=============================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         285,825        2,709,596         717,246          7,724,451
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (296,584)      (2,709,596)       (739,880)        (7,724,451)
=============================================================================================================================
Reacquired:
  Class A                                                     (35,210,782)    (333,664,794)    (99,779,666)    (1,053,694,575)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,241,307)    (156,243,711)    (47,214,599)      (480,743,039)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,086,600)     (28,191,813)     (8,599,959)       (89,002,252)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (3,301)         (32,004)             (5)               (57)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (11,268)        (109,501)        (51,011)          (541,529)
=============================================================================================================================
                                                              (40,313,527)   $(375,413,800)   (127,492,205)   $(1,323,421,870)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED OCTOBER 31,
                                           APRIL 30,     ------------------------------------------------------------------------
                                             2003           2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     9.57     $    10.46       $    18.07    $    17.16       $    13.32    $    13.41
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.02(a)        0.01(b)         (0.03)        (0.04)(a)         0.02          0.12
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.18          (0.90)           (6.70)         2.30             4.39          1.23
=================================================================================================================================
    Total from investment operations            0.20          (0.89)           (6.73)         2.26             4.41          1.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --             --               --            --            (0.03)        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --             --            (0.88)        (1.35)           (0.54)        (1.34)
=================================================================================================================================
    Total distributions                           --             --            (0.88)        (1.35)           (0.57)        (1.44)
=================================================================================================================================
Net asset value, end of period            $     9.77     $     9.57       $    10.46    $    18.07       $    17.16    $    13.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 2.09%         (8.51)%         (38.75)%       13.60%           34.05%        11.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,890,369     $2,096,866       $3,159,304    $5,801,869       $4,948,666    $3,706,938
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.33%(d)       1.22%            1.16%         1.06%            1.05%         1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.33%(d)       1.22%            1.17%         1.08%            1.07%         1.10%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.43%(d)       0.09%(b)        (0.24)%       (0.20)%           0.11%         0.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        21%           103%              78%           80%             107%          154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,977,955,439.
(e)  Not annualized for periods less than one year.


                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            APRIL 30,      ----------------------------------------------------------------------
                                               2003           2002            2001          2000            1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.24     $    10.18      $    17.72    $    16.97      $    13.24    $    13.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(a)      (0.08)(b)       (0.13)        (0.17)(a)       (0.10)         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.17          (0.86)          (6.53)         2.27            4.37          1.22
=================================================================================================================================
    Total from investment operations              0.16          (0.94)          (6.66)         2.10            4.27          1.24
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --             --              --            --              --         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --             --           (0.88)        (1.35)          (0.54)        (1.34)
=================================================================================================================================
    Total distributions                             --             --           (0.88)        (1.35)          (0.54)        (1.37)
=================================================================================================================================
Net asset value, end of period              $     9.40     $     9.24      $    10.18    $    17.72      $    16.97    $    13.24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   1.73%         (9.23)%        (39.14)%       12.76%          33.06%        10.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,102,041     $1,204,617      $1,719,470    $3,088,611      $2,206,752    $1,408,687
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                2.03%(d)       1.92%           1.86%         1.80%           1.80%         1.84%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             2.03%(d)       1.92%           1.87%         1.82%           1.82%         1.86%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.27)%(d)     (0.61)%(b)      (0.94)%       (0.94)%         (0.64)%        0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          21%           103%             78%           80%            107%          154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,138,312,982.
(e)  Not annualized for periods less than one year.


                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        -----------------------------------------------------------
                                                       2003             2002          2001        2000          1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   9.27        $  10.21      $  17.77    $  17.01      $  13.27    $ 13.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.01)(a)       (0.08)(b)     (0.13)      (0.17)(a)     (0.09)      0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.16           (0.86)        (6.55)       2.28          4.37       1.23
=================================================================================================================================
    Total from investment operations                      0.15           (0.94)        (6.68)       2.11          4.28       1.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --              --            --          --            --      (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --              --         (0.88)      (1.35)        (0.54)     (1.34)
=================================================================================================================================
    Total distributions                                     --              --         (0.88)      (1.35)        (0.54)     (1.37)
=================================================================================================================================
Net asset value, end of period                        $   9.42        $   9.27      $  10.21    $  17.77      $  17.01    $ 13.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           1.62%          (9.21)%      (39.14)%     12.78%        33.06%     10.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $155,678        $170,444      $248,533    $412,872      $138,467    $37,846
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.03%(d)        1.92%         1.86%       1.80%         1.80%      1.84%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     2.03%(d)        1.92%         1.87%       1.82%         1.82%      1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.27)%(d)      (0.61)%(b)    (0.94)%     (0.94)%       (0.64)%     0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  21%            103%           78%         80%          107%       154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $160,637,350.
(e)  Not annualized for periods less than one year.


                                                                              CLASS R
                                                              ---------------------------------------
                                                              SIX MONTHS            JUNE 3, 2002
                                                                ENDED          (DATE SALES COMMENCED)
                                                              APRIL 30,            TO OCTOBER 31,
                                                                 2003                   2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.56                 $ 10.94
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01(a)                 0.00
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.17                   (1.38)
=====================================================================================================
    Total from investment operations                             0.18                   (1.38)
=====================================================================================================
Net asset value, end of period                                  $9.74                 $  9.56
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                  1.88%                 (12.61)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 723                 $    16
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.53%(c)                1.42%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.53%(c)                1.42%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets      0.23%(c)               (0.11)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                         21%                    103%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $190,351.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                     INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                               ENDED                        YEAR ENDED OCTOBER 31,
                                                              APRIL 30,        -------------------------------------------------
                                                                2003            2002      2001       2000      1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.80         $10.67    $ 18.33    $17.33    $ 13.42    $ 13.48
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)        0.06(b)    0.04      0.52       0.09       0.18
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.18          (0.93)     (6.82)     1.83       4.43       1.24
================================================================================================================================
    Total from investment operations                              0.23          (0.87)     (6.78)     2.35       4.52       1.42
================================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --         --        --      (0.07)     (0.14)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --      (0.88)    (1.35)     (0.54)     (1.34)
================================================================================================================================
    Total distributions                                             --             --      (0.88)    (1.35)     (0.61)     (1.48)
================================================================================================================================
Net asset value, end of period                                  $10.03         $ 9.80    $ 10.67    $18.33    $ 17.33    $ 13.42
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                   2.35%         (8.15)%   (38.46)%   14.02%     34.61%     11.69%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,532         $1,457    $ 1,648    $3,234    $66,801    $43,815
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     0.80%(d)       0.79%      0.68%     0.66%      0.65%      0.66%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  0.80%(d)       0.83%      0.69%     0.68%      0.67%      0.67%
================================================================================================================================
Ratio of net investment income to average net assets              0.96%(d)       0.52%(b)    0.25%    0.20%      0.51%      1.37%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                          21%           103%        78%       80%       107%       154%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,486,817.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES                   OFFICERS                                     OFFICE OF THE FUND
                                                                                 11 Greenway Plaza
Robert H. Graham                    Robert H. Graham                             Suite 100
                                    Chairman and President                       Houston, TX 77046
Mark H. Williamson
                                    Mark H. Williamson                           INVESTMENT ADVISOR
Frank S. Bayley                     Executive Vice President                     A I M Advisors, Inc.
                                                                                 11 Greenway Plaza
Bruce L. Crockett                   Kevin M. Carome                              Suite 100
                                    Senior Vice President                        Houston, TX 77046
Albert R. Dowden
                                    Gary T. Crum                                 SUB-ADVISOR
Edward K. Dunn Jr.                  Senior Vice President                        A I M Capital Management Inc.
                                                                                 11 Greenway Plaza
Jack M. Fields                      Dana R. Sutton                               Suite 100
                                    Vice President and Treasurer                 Houston, TX 77046
Carl Frischling
                                    Stuart W. Coco                               TRANSFER AGENT
Prema Mathai-Davis                  Vice President                               A I M Fund Services, Inc.
                                                                                 P.O. Box 4739
Lewis F. Pennock                    Melville B. Cox                              Houston, TX 77210-4739
                                    Vice President
Ruth H. Quigley                                                                  CUSTODIAN
                                    Edgar M. Larsen                              State Street Bank and Trust Company
Louis S. Sklar                      Vice President                               225 Franklin Street
                                                                                 Boston, MA 02110
                                    Nancy L. Martin
                                    Secretary                                    COUNSEL TO THE FUND
                                                                                 Ballard Spahr
                                                                                 Andrews & Ingersoll, LLP
                                                                                 1735 Market Street
                                                                                 Philadelphia, PA 19103

                                                                                 COUNSEL TO THE TRUSTEES
                                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                                 919 Third Avenue
                                                                                 New York, NY 10022

                                                                                 DISTRIBUTOR
                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--





DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund           AIM Asia Pacific Growth Fund(2)                  TAXABLE
AIM Balanced Fund*                   AIM Developing Markets Fund
AIM Basic Balanced Fund*             AIM European Growth Fund(2)                      AIM Floating Rate Fund
AIM Basic Value Fund                 AIM European Small Company Fund                  AIM High Yield Fund
AIM Blue Chip Fund                   AIM Global Aggressive Growth Fund                AIM Income Fund
AIM Capital Development Fund         AIM Global Growth Fund                           AIM Intermediate Government Fund
AIM Charter Fund                     AIM Global Trends Fund                           AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund               AIM Global Value Fund(5)                         AIM Money Market Fund
AIM Dent Demographic Trends Fund     AIM International Core Equity Fund(2)            AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)     AIM International Emerging Growth Fund           AIM Total Return Bond Fund
AIM Emerging Growth Fund             AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                        TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                        AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund         SECTOR EQUITY                                    AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                       AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund              AIM Global Energy Fund                           AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)        AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)       AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)      AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)           AIM Global Utilities Fund
AIM Premier Equity II Fund(2)        AIM New Technology Fund
AIM Select Equity Fund               AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

                                       YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                                                College         Separately
Mutual          Retirement      Annuities       Savings         Managed         Offshore        Alternative     Cash
Funds           Products                        Plans           Accounts        Products        Investments     Management


                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

AIMinvestments.com                                                     CHT-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM CONSTELLATION FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


           AIM Constellation Fund seeks to provide growth of capital.

         The fund seeks to meet this objective by investing principally in common stocks of companies likely to benefit from new

            or innovative products, services or processes as well as

           those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.


                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

             This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

LONG-TERM PERFORMANCE

Average Annual Total Returns Since Inception
4/30/76-4/30/03, excluding sales charges.

             BAR CHART

Class A Shares                14.41%
S&P 500                       12.17%


Total Number of Holdings*          115
Total Net Assets          $7.1 billion

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges
--------------------------------------------------------------------------------

CLASS A SHARES
 Inception (4/30/76)                 14.16%
 10 Years                             6.64
  5 Years                            -5.14
  1 Year                            -20.68

CLASS B SHARES
 Inception (11/3/97)                 -3.21%
  5 Years                            -5.06
  1 Year                            -20.83

CLASS C SHARES
 Inception (8/4/97)                  -3.13%
  5 Years                            -4.80
  1 Year                            -17.51

CLASS R SHARES**
 10 Years                             7.07%
  5 Years                            -4.17
  1 Year                            -15.88

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 4/30/76). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                      1.28%
CLASS B SHARES                      0.92
CLASS C SHARES                      0.86
CLASS R SHARES                      1.16
S&P 500 INDEX (Broad Market Index)  4.47
RUSSELL 1000 GROWTH INDEX           4.28
(Style-specific index)
LIPPER MULTI-CAP GROWTH FUND INDEX  4.79
(Peer Group Index)
Source: Lipper, Inc.

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (4/30/76), 13.94%; 10 years, 5.56%; five years, -5.92%; one year, -29.96%. Class B shares, inception (11/3/97), -4.41%; five years, -5.85; one year, -30.12%. Class C shares, inception (8/4/97), -4.26%; five years, -5.58; one year, -27.14%. Class R shares, 10 years, 5.98%; five years, -4.97%; one year, -25.78%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================


==================================================================================================
TOP 10 EQUITY HOLDINGS*                            TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                        3.4%     1. Pharmaceuticals                        8.3%

 2. Pfizer Inc.                            2.5      2. Diversified Financial Services         8.2

 3. Lockheed Martin Corp.                  2.1      3. Semiconductors                         5.9

 4. Fiserv, Inc.                           1.9      4. Health Care Equipment                  4.8

 5. Amgen Inc.                             1.7      5. Aerospace & Defense                    4.3

 6. Cisco Systems, Inc.                    1.7      6. Systems Software                       3.9

 7. CDW Computer Centers, Inc.             1.7      7. Semiconductor Equipment                3.7

 8. Biomet, Inc.                           1.6      8. Biotechnology                          3.4

 9. Medicis Pharmaceutical Corp.-Class A   1.6      9. Apparel Retail                         2.9

10. Wal-Mart Stores, Inc.                  1.6     10. Restaurants                            2.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective 5/1/03, after the close of the reporting period, the portfolio management team for AIM Constellation Fund is as follows: Christian A. Costanzo, Robert J. Lloyd and Kenneth A. Zschappel.

o AIM Constellation Fund's performance figures are historical and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies; the Growth segment measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Constellation Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

   Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Constellation Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Kenneth A. Zschappel and Robert M. Kippes sought to identify the stocks of companies that they believe have the potential for above-average growth in earnings.

   At the close of the reporting period, the three largest sector weightings in the fund's portfolio were information technology, consumer discretionary and health care. Keep in mind that fund managers focus on individual companies rather than particular industries or sectors. The fund had 115 equity holdings at the end of the reporting period.

   We encourage you to visit aiminvestments.com for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products and Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Constellation Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                           POSITIVE PERFORMANCE DURING

                          MARCH AND APRIL 2003 ENABLED

                       MAJOR STOCK MARKET INDEXES TO POST

                         GAINS FOR THE REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM CONSTELLATION FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

Inception (4/8/92)                   8.63%
10 years                             7.76
 5 years                            -3.60
 1 year                            -15.59
 6 months                            1.58*

*NOT ANNUALIZED

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

Inception (4/8/92)                   8.06%
10 years                             6.66
 5 years                            -4.39
 1 year                            -25.47

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               CST-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.84%

ADVERTISING-1.52%

Lamar Advertising Co.(a)                         3,000,000   $  107,760,000
===========================================================================

AEROSPACE & DEFENSE-4.30%

L-3 Communications Holdings, Inc.(a)             1,820,000       80,808,000
---------------------------------------------------------------------------
Lockheed Martin Corp.                            3,000,000      150,150,000
---------------------------------------------------------------------------
Northrop Grumman Corp.                             850,000       74,757,500
===========================================================================
                                                                305,715,500
===========================================================================

AIR FREIGHT & LOGISTICS-0.35%

FedEx Corp.                                        420,800       25,197,504
===========================================================================

AIRLINES-0.90%

Southwest Airlines Co.                           4,000,000       63,840,000
===========================================================================

APPAREL RETAIL-2.92%

Abercrombie & Fitch Co.-Class A(a)               1,000,000       32,880,000
---------------------------------------------------------------------------
Gap, Inc. (The)                                  6,000,000       99,780,000
---------------------------------------------------------------------------
Ross Stores, Inc.                                  443,800       16,820,020
---------------------------------------------------------------------------
TJX Cos., Inc. (The)                             3,000,000       57,750,000
===========================================================================
                                                                207,230,020
===========================================================================

APPLICATION SOFTWARE-2.46%

Citrix Systems, Inc.(a)                          2,000,000       37,920,000
---------------------------------------------------------------------------
Electronic Arts Inc.(a)                            850,000       50,379,500
---------------------------------------------------------------------------
Intuit Inc.(a)                                   1,500,000       58,170,000
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       839,800       28,502,812
===========================================================================
                                                                174,972,312
===========================================================================

BANKS-1.58%

Bank of America Corp.                              500,000       37,025,000
---------------------------------------------------------------------------
New York Community Bancorp, Inc.                    49,700        1,725,584
---------------------------------------------------------------------------
Washington Mutual, Inc.                          1,250,000       49,375,000
---------------------------------------------------------------------------
Wells Fargo & Co.                                  500,000       24,130,000
===========================================================================
                                                                112,255,584
===========================================================================

BIOTECHNOLOGY-3.41%

Amgen Inc.(a)                                    1,989,200      121,957,852
---------------------------------------------------------------------------
Genzyme Corp.(a)                                   697,300       28,087,244
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           937,400       43,251,636
---------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    1,486,700       48,689,425
===========================================================================
                                                                241,986,157
===========================================================================

BROADCASTING & CABLE TV-2.01%

Clear Channel Communications, Inc.(a)            2,000,000       78,220,000
---------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     750,000       19,237,500
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)         1,500,000   $   45,420,000
===========================================================================
                                                                142,877,500
===========================================================================

CASINOS & GAMBLING-0.80%

MGM Mirage(a)                                    2,000,000       56,840,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.65%

CDW Computer Centers, Inc.(a)                    2,750,000      117,260,000
===========================================================================

COMPUTER HARDWARE-1.53%

Dell Computer Corp.(a)                           3,750,000      108,412,500
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.65%

EMC Corp.(a)                                     5,110,200       46,451,718
===========================================================================

DATA PROCESSING SERVICES-1.86%

Fiserv, Inc.(a)                                  4,500,000      132,480,000
===========================================================================

DEPARTMENT STORES-0.48%

Kohl's Corp.(a)                                    600,000       34,080,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.15%

American Express Co.                             1,766,100       66,864,546
---------------------------------------------------------------------------
Citigroup Inc.                                   2,250,000       88,312,500
---------------------------------------------------------------------------
Fannie Mae                                         500,000       36,195,000
---------------------------------------------------------------------------
Freddie Mac                                        500,000       28,950,000
---------------------------------------------------------------------------
Goldman Sachs Group, Inc.                        1,100,000       83,490,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        2,005,400       82,321,670
---------------------------------------------------------------------------
Moody's Corp.                                    1,250,000       60,362,500
---------------------------------------------------------------------------
Morgan Stanley                                   1,713,600       76,683,600
---------------------------------------------------------------------------
SLM Corp.                                          500,000       56,000,000
===========================================================================
                                                                579,179,816
===========================================================================

DRUG RETAIL-0.87%

Walgreen Co.                                     2,000,000       61,720,000
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.77%

Molex Inc.                                       1,500,000       35,010,000
---------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                  1,596,600       19,957,500
===========================================================================
                                                                 54,967,500
===========================================================================

EMPLOYMENT SERVICES-0.69%

Robert Half International Inc.(a)                3,000,000       48,840,000
===========================================================================

FOOD DISTRIBUTORS-0.51%

SYSCO Corp.                                      1,250,000       35,912,500
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

FOOTWEAR-0.56%

NIKE, Inc.-Class B                                 750,000   $   40,147,500
===========================================================================

GENERAL MERCHANDISE STORES-2.31%

Family Dollar Stores, Inc.                       1,500,000       51,285,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            2,000,000      112,640,000
===========================================================================
                                                                163,925,000
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.42%

AdvancePCS(a)                                    1,089,603       32,753,466
---------------------------------------------------------------------------
Cardinal Health, Inc.                            1,071,600       59,238,048
---------------------------------------------------------------------------
Caremark Rx, Inc.(a)                             4,011,400       79,866,974
===========================================================================
                                                                171,858,488
===========================================================================

HEALTH CARE EQUIPMENT-4.79%

Biomet, Inc.                                     3,770,675      114,854,760
---------------------------------------------------------------------------
Boston Scientific Corp.(a)                         841,000       36,205,050
---------------------------------------------------------------------------
Medtronic, Inc.                                  2,042,600       97,513,724
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                        1,211,500       63,555,290
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           600,000       28,140,000
===========================================================================
                                                                340,268,824
===========================================================================

HEALTH CARE FACILITIES-0.41%

Health Management Associates, Inc.-Class A       1,706,000       29,104,360
===========================================================================

HOME IMPROVEMENT RETAIL-0.93%

Lowe's Cos., Inc.                                1,500,000       65,835,000
===========================================================================

HOUSEHOLD PRODUCTS-1.51%

Clorox Co. (The)                                   750,000       33,915,000
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                         816,100       73,326,585
===========================================================================
                                                                107,241,585
===========================================================================

INDUSTRIAL MACHINERY-0.49%

Danaher Corp.                                      500,000       34,490,000
===========================================================================

INTEGRATED OIL & GAS-0.46%

Exxon Mobil Corp.                                  920,500       32,401,600
===========================================================================

INTERNET RETAIL-0.43%

eBay Inc.(a)                                       327,000       30,335,790
===========================================================================

IT CONSULTING & SERVICES-0.70%

SunGard Data Systems Inc.(a)                     2,298,500       49,417,750
===========================================================================

LIFE & HEALTH INSURANCE-0.51%

AFLAC Inc.                                       1,100,000       35,981,000
===========================================================================

MANAGED HEALTH CARE-2.01%

Aetna Inc.                                         417,800       20,806,440
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            661,700       60,962,421
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  806,000       61,207,640
===========================================================================
                                                                142,976,501
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MOTORCYCLE MANUFACTURERS-1.41%

Harley-Davidson, Inc.                            2,250,000   $   99,990,000
===========================================================================

MOVIES & ENTERTAINMENT-1.33%

Pixar, Inc.(a)                                     500,000       29,195,000
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                           1,500,000       65,115,000
===========================================================================
                                                                 94,310,000
===========================================================================

MULTI-LINE INSURANCE-1.22%

American International Group, Inc.               1,500,000       86,925,000
===========================================================================

NETWORKING EQUIPMENT-1.69%

Cisco Systems, Inc.(a)                           8,000,000      120,320,000
===========================================================================

OIL & GAS DRILLING-1.87%

ENSCO International Inc.                         1,519,000       38,582,600
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)             1,000,000       39,200,000
---------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                  1,000,000       30,950,000
---------------------------------------------------------------------------
Transocean Inc.                                  1,250,000       23,812,500
===========================================================================
                                                                132,545,100
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.48%

BJ Services Co.(a)                               1,169,600       42,702,096
---------------------------------------------------------------------------
Smith International, Inc.(a)                       900,000       32,004,000
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        750,000       30,172,500
===========================================================================
                                                                104,878,596
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.89%

Apache Corp.                                       525,000       30,056,250
---------------------------------------------------------------------------
Devon Energy Corp.                                 700,000       33,075,000
===========================================================================
                                                                 63,131,250
===========================================================================

PACKAGED FOODS & MEATS-0.49%

General Mills, Inc.                                777,600       35,077,536
===========================================================================

PERSONAL PRODUCTS-0.54%

Gillette Co. (The)                               1,250,000       38,062,500
===========================================================================

PHARMACEUTICALS-8.31%

Allergan, Inc.                                     291,400       20,470,850
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       885,700       45,808,404
---------------------------------------------------------------------------
Johnson & Johnson                                  714,300       40,257,948
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)(b)       1,960,600      113,008,984
---------------------------------------------------------------------------
Pfizer Inc.                                      5,789,800      178,036,350
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       2,244,800      104,832,160
---------------------------------------------------------------------------
Wyeth                                            2,017,500       87,821,775
===========================================================================
                                                                590,236,471
===========================================================================

PUBLISHING-0.53%

Gannett Co., Inc.                                  500,000       37,860,000
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

RESTAURANTS-2.82%

Brinker International, Inc.(a)                   2,640,200   $   83,826,350
---------------------------------------------------------------------------
Outback Steakhouse, Inc.                         1,335,800       47,741,492
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                 700,000       29,330,000
---------------------------------------------------------------------------
Wendy's International, Inc.                      1,352,600       39,279,504
===========================================================================
                                                                200,177,346
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.73%

Applied Materials, Inc.(a)                       5,000,000       73,000,000
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)                              1,739,400       71,315,400
---------------------------------------------------------------------------
Lam Research Corp.(a)                            4,000,000       58,120,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        1,000,000       28,040,000
---------------------------------------------------------------------------
Teradyne, Inc.(a)                                3,000,000       34,800,000
===========================================================================
                                                                265,275,400
===========================================================================

SEMICONDUCTORS-5.86%

Analog Devices, Inc.(a)                          3,000,000       99,360,000
---------------------------------------------------------------------------
Intel Corp.                                      3,000,000       55,200,000
---------------------------------------------------------------------------
Linear Technology Corp.                          2,000,000       68,940,000
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.                  1,750,000       68,757,500
---------------------------------------------------------------------------
Microchip Technology Inc.                        5,068,952      105,383,512
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           2,240,800       18,755,496
===========================================================================
                                                                416,396,508
===========================================================================

SPECIALTY STORES-1.90%

Bed Bath & Beyond Inc.(a)                        2,350,000       92,848,500
---------------------------------------------------------------------------
Staples, Inc.(a)                                 2,200,000       41,888,000
===========================================================================
                                                                134,736,500
===========================================================================

SYSTEMS SOFTWARE-3.88%

Microsoft Corp.                                  9,500,000      242,915,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)                        1,500,000       33,015,000
===========================================================================
                                                                275,930,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT-0.77%

Nokia Oyj (Finland)                              1,330,100   $   22,545,722
---------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)               12,500,000       32,250,000
===========================================================================
                                                                 54,795,722
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.18%

Nextel Communications, Inc.-Class A(a)           2,040,000       30,171,600
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)             27,345,190       54,029,030
===========================================================================
                                                                 84,200,630
===========================================================================
    Total Common Stocks and Other Equity
      Interests (Cost $6,237,120,293)                         6,736,810,568
===========================================================================

MONEY MARKET FUNDS-3.77%

STIC Liquid Assets Portfolio(c)                133,930,283      133,930,283
---------------------------------------------------------------------------
STIC Prime Portfolio(c)                        133,930,283      133,930,283
===========================================================================
    Total Money Market Funds (Cost
      $267,860,566)                                             267,860,566
===========================================================================
TOTAL INVESTMENTS-98.61% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $6,504,980,859)                                             7,004,671,134
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-2.18%

MONEY MARKET FUNDS-2.18%

STIC Liquid Assets Portfolio(c)(d)             129,639,700      129,639,700
---------------------------------------------------------------------------
STIC Prime Portfolio(c)(d)                      24,938,484       24,938,484
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $154,578,184)                                       154,578,184
===========================================================================
TOTAL INVESTMENTS-100.79% (Cost
  $6,659,559,043)                                             7,159,249,318
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.79%)                           (55,976,158)
===========================================================================
NET ASSETS-100.00%                                           $7,103,273,160
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the period ended April 30, 2003.

                                                                    CHANGE IN
                         MARKET VALUE   PURCHASES      SALES       UNREALIZED     MARKET VALUE   DIVIDEND    REALIZED
                          10/31/2002     AT COST      AT COST     APPR./(DEPR.)    4/30/2003      INCOME    GAIN/(LOSS)
   --------------------------------------------------------------------------------------------------------------------
   Medicis
     Pharmaceutical
     Corp.-Class A       $91,800,000      $  --     $(2,837,098)   $24,046,082    $113,008,984    $  --      $(875,337)
   ____________________________________________________________________________________________________________________
   ====================================================================================================================

(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $6,659,559,043)*                           $ 7,159,249,318
------------------------------------------------------------
Receivables for:
  Investments sold                               186,786,588
------------------------------------------------------------
  Fund shares sold                                 5,129,721
------------------------------------------------------------
  Dividends                                        2,348,815
------------------------------------------------------------
Investment for deferred compensation plan            264,873
------------------------------------------------------------
Other assets                                         114,550
============================================================
    Total assets                               7,353,893,865
____________________________________________________________
============================================================
LIABILITIES:

Payables for:
  Investments purchased                           68,548,043
------------------------------------------------------------
  Fund shares reacquired                          16,292,394
------------------------------------------------------------
  Deferred compensation plan                         264,873
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       154,578,184
------------------------------------------------------------
Accrued distribution fees                          3,663,937
------------------------------------------------------------
Accrued trustees' fees                                 5,000
------------------------------------------------------------
Accrued transfer agent fees                        5,335,511
------------------------------------------------------------
Accrued operating expenses                         1,932,763
============================================================
    Total liabilities                            250,620,705
============================================================
Net assets applicable to shares outstanding  $ 7,103,273,160
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 9,421,267,999
------------------------------------------------------------
Undistributed net investment income (loss)       (27,392,698)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (2,790,292,416)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      499,690,275
============================================================
                                             $ 7,103,273,160
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 6,202,228,681
____________________________________________________________
============================================================
Class B                                      $   598,860,912
____________________________________________________________
============================================================
Class C                                      $   173,184,114
____________________________________________________________
============================================================
Class R                                      $     1,447,960
____________________________________________________________
============================================================
Institutional Class                          $   127,551,493
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                          356,225,314
____________________________________________________________
============================================================
Class B                                           36,296,215
____________________________________________________________
============================================================
Class C                                           10,499,292
____________________________________________________________
============================================================
Class R                                               83,000
____________________________________________________________
============================================================
Institutional Class                                6,829,484
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         17.41
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.41 divided by
      94.50%)                                $         18.42
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         16.50
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         16.49
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         17.45
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         18.68
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $148,921,546 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $85,767)         $  21,522,892
---------------------------------------------------------------------------
Dividends from affiliated money market funds                      1,366,996
---------------------------------------------------------------------------
Security lending income                                              94,343
===========================================================================
    Total investment income                                      22,984,231
===========================================================================

EXPENSES:

Advisory fees                                                    22,476,868
---------------------------------------------------------------------------
Administrative services fees                                        335,277
---------------------------------------------------------------------------
Custodian fees                                                      267,859
---------------------------------------------------------------------------
Distribution fees -- Class A                                      9,399,568
---------------------------------------------------------------------------
Distribution fees -- Class B                                      2,952,704
---------------------------------------------------------------------------
Distribution fees -- Class C                                        862,017
---------------------------------------------------------------------------
Distribution fees -- Class R                                          1,386
---------------------------------------------------------------------------
Transfer agent fees                                              12,191,891
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           59,914
---------------------------------------------------------------------------
Trustees' fees                                                       27,389
---------------------------------------------------------------------------
Other                                                             1,379,555
===========================================================================
    Total expenses                                               49,954,428
===========================================================================
Less: Fees waived and expenses paid indirectly                     (347,710)
===========================================================================
    Net expenses                                                 49,606,718
===========================================================================
Net investment income (loss)                                    (26,622,487)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (324,761,137)
---------------------------------------------------------------------------
  Foreign currencies                                                484,940
===========================================================================
                                                               (324,276,197)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         417,075,659
---------------------------------------------------------------------------
  Foreign currencies                                                 17,825
---------------------------------------------------------------------------
  Option contracts written                                         (123,292)
===========================================================================
                                                                416,970,192
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               92,693,995
===========================================================================
Net increase in net assets resulting from operations          $  66,071,508
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (26,622,487)   $   (81,004,558)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (324,276,197)    (1,231,119,667)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           416,970,192        143,436,189
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    66,071,508     (1,168,688,036)
================================================================================================
Share transactions-net:
  Class A                                                        (637,329,746)    (1,905,685,542)
------------------------------------------------------------------------------------------------
  Class B                                                         (29,996,027)       (89,586,163)
------------------------------------------------------------------------------------------------
  Class C                                                         (12,208,086)       (44,303,197)
------------------------------------------------------------------------------------------------
  Class R                                                           1,142,612            204,500
------------------------------------------------------------------------------------------------
  Institutional Class                                               2,880,061        (10,243,640)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (675,511,186)    (2,049,614,042)
================================================================================================
    Net increase (decrease) in net assets                        (609,439,678)    (3,218,302,078)
================================================================================================

NET ASSETS:

  Beginning of period                                           7,712,712,838     10,931,014,916
================================================================================================
  End of period                                               $ 7,103,273,160    $ 7,712,712,838
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers may be rescinded, terminated or modified with approval of Board of Trustees without further notice to investors. For the six months ended April 30, 2003, AIM waived fees of $295,954. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $335,277 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $5,821,255 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $9,399,568, $2,952,704, $862,017 and $1,386, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $432,290 in front-end sales commissions from the sale of Class A shares and $2,486, $0, $7,398 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $8,001 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $50,786 and reductions in custodian fees of $970 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $51,756.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $148,921,546 were on loan to brokers. The loans were secured by cash collateral of $154,578,184 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $94,343 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                         CALL OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                        1,551      $ 398,595
-------------------------------------------------------------------------------
Written                                                    1,375        291,491
-------------------------------------------------------------------------------
Exercised                                                 (1,551)      (398,595)
-------------------------------------------------------------------------------
Expired                                                   (1,375)      (291,491)
===============================================================================
End of period                                                 --      $      --
_______________________________________________________________________________
===============================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                         CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2009                                                  $1,224,074,030
--------------------------------------------------------------------------------
October 31, 2010                                                   1,223,985,487
================================================================================
Total capital loss carryforward                                   $2,448,059,517
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $1,611,842,886 and $2,470,575,380, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities       $1,263,076,420
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (768,371,395)
===============================================================================
Net unrealized appreciation of investment securities             $  494,705,025
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $6,664,544,293.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                      APRIL 30, 2003                   OCTOBER 31, 2002
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      22,251,277    $   373,428,788      48,969,691    $   970,494,859
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,350,445         37,555,133       5,811,283        111,506,491
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         956,708         15,271,713       2,391,741         46,150,281
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         92,422          1,530,783          13,083            204,591
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             615,736         11,106,198       6,254,346        139,801,926
===============================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         107,070          1,805,515         223,534          4,426,684
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (112,840)        (1,805,515)       (234,440)        (4,426,684)
===============================================================================================================================
Reacquired:
  Class A                                                     (60,246,141)    (1,012,564,049)   (147,108,087)    (2,880,607,085)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,163,040)       (65,745,645)    (10,685,339)      (196,665,970)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,731,710)       (27,479,799)     (4,824,172)       (90,453,478)
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (22,500)          (388,171)             (5)               (91)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (455,724)        (8,226,137)     (6,757,582)      (150,045,566)
===============================================================================================================================
                                                              (40,358,297)   $  (675,511,186)   (105,945,947)   $(2,049,614,042)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,          ------------------------------------------------------------------------
                                         2003               2002             2001          2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   17.20          $    19.72       $    43.50    $     34.65    $     26.37    $     29.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.06)              (0.15)(a)        (0.12)         (0.26)         (0.17)         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.27               (2.37)          (16.24)         12.39           9.18          (0.62)
=================================================================================================================================
    Total from investment operations       0.21               (2.52)          (16.36)         12.13           9.01          (0.76)
=================================================================================================================================
Less distributions from net realized
  gains                                      --                  --            (7.42)         (3.28)         (0.73)         (2.10)
=================================================================================================================================
Net asset value, end of period        $   17.41          $    17.20       $    19.72    $     43.50    $     34.65    $     26.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            1.22%             (12.78)%         (43.10)%        36.56%         34.81%         (2.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $6,202,229          $6,780,055       $9,703,277    $19,268,977    $14,292,905    $12,391,844
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         1.32%(c)            1.26%            1.14%          1.08%          1.10%          1.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                      1.33%(c)            1.27%            1.17%          1.11%          1.12%          1.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.68)%(c)          (0.74)%          (0.46)%        (0.61)%        (0.50)%        (0.47)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   23%                 57%              75%            88%            62%            76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,318,310,156.
(d)  Not annualized for periods less than one year.


                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                                 (DATE SALES
                                          ENDED                         YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                        APRIL 30,        ----------------------------------------------------       OCTOBER 31,
                                          2003             2002           2001         2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  16.36        $  18.89       $  42.28    $    34.00       $  26.11        $  30.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.11)          (0.27)(a)      (0.28)        (0.58)(a)      (0.42)          (0.37)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.25           (2.26)        (15.69)        12.14           9.04           (1.46)
=================================================================================================================================
    Total from investment operations         0.14           (2.53)        (15.97)        11.56           8.62           (1.83)
=================================================================================================================================
Less distributions from net realized
  gains                                        --              --          (7.42)        (3.28)         (0.73)          (2.10)
=================================================================================================================================
Net asset value, end of period           $  16.50        $  16.36       $  18.89    $    42.28       $  34.00        $  26.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              0.86%         (13.39)%       (43.49)%       35.51%         33.64%          (5.86)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $598,861        $625,294       $818,343    $1,315,524       $589,718        $275,676
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           2.02%(c)        1.96%          1.86%         1.85%          1.98%           1.98%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                        2.03%(c)        1.97%          1.89%         1.88%          2.00%           2.00%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.38)%(c)      (1.44)%        (1.17)%       (1.38)%        (1.38)%         (1.36)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     23%             57%            75%           88%            62%             76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $595,434,717.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                             CLASS C
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------
                                            2003             2002           2001        2000           1999       1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.36        $  18.88       $  42.27    $  33.99       $  26.10    $ 29.18
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.11)          (0.27)(a)      (0.29)      (0.59)(a)      (0.42)     (0.37)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.24           (2.25)        (15.68)      12.15           9.04      (0.61)
========================================================================================================================
    Total from investment operations           0.13           (2.52)        (15.97)      11.56           8.62      (0.98)
========================================================================================================================
Less distributions from net realized
  gains                                          --              --          (7.42)      (3.28)         (0.73)     (2.10)
========================================================================================================================
Net asset value, end of period             $  16.49        $  16.36       $  18.88    $  42.27       $  33.99    $ 26.10
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                0.80%         (13.35)%       (43.51)%     35.52%         33.65%     (3.12)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $173,184        $184,393       $258,786    $434,544       $161,490    $76,522
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.02%(c)        1.96%          1.86%       1.85%          1.98%      1.97%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.03%(c)        1.97%          1.89%       1.88%          2.00%      1.99%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.38)%(c)      (1.44)%        (1.17)%     (1.38)%        (1.38)%    (1.35)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                       23%             57%            75%         88%            62%        76%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $173,832,119.
(d)  Not annualized for periods less than one year.

                                                         CLASS R
                                               ---------------------------
                                                             JUNE 3, 2002
                                               SIX MONTHS     (DATE SALES
                                                 ENDED       COMMENCED) TO
                                               APRIL 30,      OCTOBER 31,
                                                  2003           2002
--------------------------------------------------------------------------
Net asset value, beginning of period             $17.26         $ 19.82
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.11)          (0.07)(a)
--------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.30           (2.49)
==========================================================================
    Total from investment operations               0.19           (2.56)
==========================================================================
Net asset value, end of period                   $17.45         $ 17.26
__________________________________________________________________________
==========================================================================
Total return(b)                                    1.10%         (12.92)%
__________________________________________________________________________
==========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,448         $   226
__________________________________________________________________________
==========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 1.52%(c)        1.53%(d)
--------------------------------------------------------------------------
  Without fee waivers                              1.53%(c)        1.54%(d)
__________________________________________________________________________
==========================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.88)%(c)      (1.01)%(d)
__________________________________________________________________________
==========================================================================
Portfolio turnover rate(e)                           23%             57%
__________________________________________________________________________
==========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $559,184.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,          -------------------------------------------------------------------
                                              2003              2002             2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  18.40          $  21.00         $  45.55      $  36.01      $  27.25      $  30.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.01)            (0.06)(a)         0.01         (0.09)        (0.01)           --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.29             (2.54)          (17.14)        12.91          9.50         (0.65)
=================================================================================================================================
    Total from investment operations            0.28             (2.60)          (17.13)        12.82          9.49         (0.65)
=================================================================================================================================
Less distributions from net realized
  gains                                           --                --            (7.42)        (3.28)        (0.73)        (2.10)
=================================================================================================================================
Net asset value, end of period              $  18.68          $  18.40         $  21.00      $  45.55      $  36.01      $  27.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 1.52%           (12.38)%         (42.80)%       37.14%        35.46%        (1.85)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $127,551          $122,746         $150,609      $288,097      $244,369      $189,039
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              0.78%(c)          0.80%            0.65%         0.65%         0.64%         0.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           0.79%(c)          0.81%            0.68%         0.68%         0.66%         0.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.13)%(c)        (0.28)%           0.03%        (0.18)%       (0.04)%       (0.01)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                        23%               57%              75%           88%           62%           76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $122,068,861.
(d)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            SUB-ADVISOR
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Capital Management Inc.
Carl Frischling                                             11 Greenway Plaza
                          Stuart W. Coco                    Suite 100
Prema Mathai-Davis        Vice President                    Houston, TX 77046

Lewis F. Pennock          Melville B. Cox                   TRANSFER AGENT
                          Vice President
Ruth H. Quigley                                             A I M Fund Services, Inc.
                          Edgar M. Larsen                   P.O. Box 4739
Louis S. Sklar            Vice President                    Houston, TX 77210-4739

                          Nancy L. Martin                   CUSTODIAN
                          Secretary
                                                            State Street Bank and Trust Company
                                                            225 Franklin Street
                                                            Boston, MA 02110

                                                            COUNSEL TO THE FUND

                                                            Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                                                                  FIXED INCOME

DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                 TAXABLE

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             AIM Floating Rate Fund
AIM Balanced Fund*                    AIM Developing Markets Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Income Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Limited Maturity Treasury Fund(6,7)
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Money Market Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Short-Term Bond Fund
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      TAX-FREE
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    AIM High Income Municipal Fund
AIM Large Cap Growth Fund                                                         AIM Municipal Bond Fund
AIM Libra Fund                                                                    AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund          SECTOR EQUITY                               AIM Tax-Free Intermediate Fund(6,7)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund               AIM Global Energy Fund
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                     CST-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM CORE STRATEGIES FUND

                                  [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS & OTHER
EQUITY INTERESTS--96.97%

AEROSPACE & DEFENSE--2.01%

Precision Castparts Corp.                                 150            $ 4,153
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                    220              4,704
--------------------------------------------------------------------------------
United Technologies Corp.                                 120              7,417
================================================================================
                                                                          16,274
================================================================================

APPAREL RETAIL--1.07%

Abercrombie & Fitch Co.-Class A(a)                        100              3,288
--------------------------------------------------------------------------------
Gap, Inc. (The)                                           150              2,494
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                       100              2,865
================================================================================
                                                                           8,647
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.25%

Jones Apparel Group, Inc.(a)                               70              1,996
================================================================================

APPLICATION SOFTWARE--0.32%

PeopleSoft, Inc.(a)                                       170              2,555
================================================================================

BANKS--7.83%

Bank of America Corp.                                     200             14,810
--------------------------------------------------------------------------------
Bank One Corp.                                            200              7,210
--------------------------------------------------------------------------------
Huntington Bancshares Inc.                                460              8,952
--------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                      80              1,782
--------------------------------------------------------------------------------
National City Corp.                                       280              8,389
--------------------------------------------------------------------------------
Synovus Financial Corp.                                   150              2,920
--------------------------------------------------------------------------------
U.S. Bancorp.                                             380              8,417
--------------------------------------------------------------------------------
Wachovia Corp.                                            130              4,967
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                   150              5,925
================================================================================
                                                                          63,372
================================================================================

BIOTECHNOLOGY--1.25%

Amgen Inc.(a)                                             150              9,196
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                   20                923
================================================================================
                                                                          10,119
================================================================================

BROADCASTING & CABLE TV--0.77%

Clear Channel Communications, Inc.(a)                      60              2,347
--------------------------------------------------------------------------------
Comcast Corp.-Class A(a)                                  122              3,893
================================================================================
                                                                           6,240
================================================================================

CASINOS & GAMBLING--0.25%

GTECH Holdings Corp.(a)                                    60              2,020
================================================================================

CATALOG RETAIL--0.33%

USA Interactive(a)                                         90              2,695
================================================================================

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL--0.64%

Best Buy Co., Inc.(a)                                     150            $ 5,187
================================================================================

COMPUTER HARDWARE--4.13%

Dell Computer Corp.(a)                                    640             18,502
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                       290              4,727
--------------------------------------------------------------------------------
International Business Machines Corp.                     120             10,188
================================================================================
                                                                          33,417
================================================================================

COMPUTER STORAGE & PERIPHERALS--0.24%

Storage Technology Corp.(a)                                80              1,978
================================================================================

CONSUMER FINANCE--0.67%

Capital One Financial Corp.                               130              5,443
================================================================================

DATA PROCESSING SERVICES--2.56%

CheckFree Corp.(a)(b)                                     250              6,893
--------------------------------------------------------------------------------
First Data Corp.                                          180              7,061
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                            50              1,472
--------------------------------------------------------------------------------
Global Payments Inc.                                      110              3,411
--------------------------------------------------------------------------------
Paychex, Inc.                                              60              1,868
================================================================================
                                                                          20,705
================================================================================

DEPARTMENT STORES--0.42%

J.C. Penney Co., Inc.                                     200              3,412
================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.57%

Equifax Inc.                                              200              4,638
================================================================================

DIVERSIFIED FINANCIAL SERVICES--7.57%

American Express Co.                                      300             11,358
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                              40              2,674
--------------------------------------------------------------------------------
Citigroup Inc.                                            510             20,018
--------------------------------------------------------------------------------
Fannie Mae                                                165             11,944
--------------------------------------------------------------------------------
Freddie Mac(b)                                            110              6,369
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 130              5,337
--------------------------------------------------------------------------------
Morgan Stanley                                             80              3,580
================================================================================
                                                                          61,280
================================================================================

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
DRUG RETAIL--0.36%

CVS Corp.                                                 120            $ 2,905
================================================================================

ELECTRIC UTILITIES--2.22%

Entergy Corp.                                             120              5,593
--------------------------------------------------------------------------------
Southern Co. (The)                                        425             12,363
================================================================================
                                                                          17,956
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.33%

American Power Conversion Corp.(a)                        170              2,649
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.22%

PerkinElmer, Inc.                                         180              1,786
================================================================================

FOOD DISTRIBUTORS--0.46%

Sysco Corp.                                               130              3,735
================================================================================

FOOD RETAIL--0.49%

Kroger Co. (The)(a)                                       280              4,004
================================================================================

FOOTWEAR--0.27%

Reebok International Ltd.(a)                               70              2,174
================================================================================

GENERAL MERCHANDISE STORES--2.30%

Wal-Mart Stores, Inc.                                     330             18,586
================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES--1.52%

Cardinal Health, Inc.                                      60              3,317
--------------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                      120              2,389
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                   50              2,948
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)                70              1,832
--------------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                          130              1,827
================================================================================
                                                                          12,313
================================================================================

HEALTH CARE EQUIPMENT--1.56%

Becton, Dickinson & Co.                                   230              8,142
--------------------------------------------------------------------------------
Cytyc Corp.(a)                                            190              2,508
--------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                    70              2,017
================================================================================
                                                                          12,667
================================================================================

HEALTH CARE SUPPLIES--0.22%

Bausch & Lomb Inc.                                         50              1,758
================================================================================

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--1.53%

Home Depot, Inc. (The)                                    270            $ 7,595
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         110              4,828
================================================================================
                                                                          12,423
================================================================================

HOUSEHOLD PRODUCTS--2.89%

Clorox Co. (The)                                          120              5,426
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                200             17,970
================================================================================
                                                                          23,396
================================================================================

INDUSTRIAL CONGLOMERATES--4.28%

General Electric Co.                                      960             28,272
--------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                         410              6,396
================================================================================
                                                                          34,668
================================================================================

INTEGRATED OIL & GAS--4.14%

Exxon Mobil Corp.                                         650             22,880
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                220              6,567
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares
(Netherlands)                                             100              4,088
================================================================================
                                                                          33,535
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.59%

BellSouth Corp.                                            65              1,657
--------------------------------------------------------------------------------
SBC Communications Inc.                                   330              7,709
--------------------------------------------------------------------------------
Verizon Communications Inc.                               310             11,588
================================================================================
                                                                          20,954
================================================================================

INTERNET SOFTWARE & SERVICES--0.31%

VeriSign, Inc.(a)                                         200              2,484
================================================================================

IT CONSULTING & SERVICES--0.29%

SunGard Data Systems Inc.(a)                              110              2,365
================================================================================

LEISURE PRODUCTS--0.89%

Mattel, Inc.                                              330              7,174
================================================================================

LIFE & HEALTH INSURANCE--2.26%

AFLAC Inc.                                                250              8,178
--------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                     110              3,192
--------------------------------------------------------------------------------
MetLife, Inc.                                             240              6,895
================================================================================
                                                                          18,265
================================================================================


                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
MANAGED HEALTH CARE--2.12%

Anthem, Inc.(a)                                            90            $ 6,178
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                    70              6,449
--------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                          60              4,556
================================================================================
                                                                          17,183
================================================================================

METAL & GLASS CONTAINERS--0.86%

Pactiv Corp.(a)                                           340              6,977
================================================================================

MOVIES & ENTERTAINMENT--0.54%

AOL Time Warner Inc.(a)                                   130              1,778
--------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                                     60              2,605
================================================================================
                                                                           4,383
================================================================================

MULTI-LINE INSURANCE--0.72%

American International Group, Inc.                        100              5,795
================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.24%

SCANA Corp.                                                60              1,904
================================================================================

MUTUAL FUNDS--0.57%

S&P 500 Depositary Receipts Trust                          50              4,596
================================================================================

NETWORKING EQUIPMENT--1.75%

Cisco Systems, Inc.(a)                                    940             14,138
================================================================================

OFFICE ELECTRONICS--0.48%

IKON Office Solutions, Inc.                               500              3,880
================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.80%

Halliburton Co.                                           240              5,138
--------------------------------------------------------------------------------
Tidewater Inc.                                             50              1,345
================================================================================
                                                                           6,483
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.51%

XTO Energy, Inc.                                          213              4,154
================================================================================

PACKAGED FOODS & MEATS--1.52%

ConAgra Foods, Inc.                                       290              6,090
--------------------------------------------------------------------------------
Sara Lee Corp.                                            370              6,209
================================================================================
                                                                          12,299
================================================================================

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
PAPER PACKAGING--0.32%

Sealed Air Corp.(a)                                        60            $ 2,571
================================================================================

PHARMACEUTICALS--10.39%

Abbott Laboratories                                       210              8,532
--------------------------------------------------------------------------------
Johnson & Johnson                                         480             27,053
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                          80              5,106
--------------------------------------------------------------------------------
Merck & Co. Inc.                                          200             11,636
--------------------------------------------------------------------------------
Pfizer Inc.                                               850             26,138
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                           120              3,488
--------------------------------------------------------------------------------
Wyeth                                                      50              2,177
================================================================================
                                                                          84,130
================================================================================

PROPERTY & CASUALTY INSURANCE--0.73%

Allstate Corp. (The)                                       80              3,023
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B                 180              2,925
================================================================================
                                                                           5,948
================================================================================

REAL ESTATE INVESTMENT TRUSTS--0.15%

Host Marriott Corp.(a)                                    160              1,235
================================================================================

RESTAURANTS--0.86%

Brinker International, Inc.(a)                            110              3,493
--------------------------------------------------------------------------------
Yum! Brands, Inc.(a)                                      140              3,458
================================================================================
                                                                           6,951
================================================================================

SEMICONDUCTORS--2.67%

Intel Corp.                                               700             12,880
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                            50              1,965
--------------------------------------------------------------------------------
NVIDIA Corp.(a)                                           120              1,712
--------------------------------------------------------------------------------
QLogic Corp.(a)                                            60              2,639
--------------------------------------------------------------------------------
Xilinx, Inc.(a)                                            90              2,436
================================================================================
                                                                          21,632
================================================================================

SOFT DRINKS--2.78%

Coca-Cola Co. (The)(b)                                    160              6,464
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                70              1,364
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                          210              4,313
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             240             10,387
================================================================================
                                                                          22,528
================================================================================

SPECIALTY STORES--1.49%

AutoNation, Inc.(a)                                       120              1,662
--------------------------------------------------------------------------------
Foot Locker, Inc.                                         150              1,650
--------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                            100              2,113
--------------------------------------------------------------------------------
Staples, Inc.(a)                                          350              6,664
================================================================================
                                                                          12,089
================================================================================

                                                                         MARKET
                                                        SHARES            VALUE
---------------------------------------------------------------------------------
SYSTEMS SOFTWARE--4.87%

Microsoft Corp.                                         1,020           $ 26,081
--------------------------------------------------------------------------------
Oracle Corp.(a)                                           750              8,910
--------------------------------------------------------------------------------
Symantec Corp.(a)                                          50              2,198
--------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                 100              2,201
================================================================================
                                                                          39,390
================================================================================

TELECOMMUNICATIONS EQUIPMENT--0.73%

Advanced Fibre Communications, Inc.(a)                    180              2,754
--------------------------------------------------------------------------------
QUALCOMM Inc.                                             100              3,189
================================================================================
                                                                           5,943
================================================================================

TOBACCO--0.38%

Altria Group, Inc.                                        100              3,076
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.64%

MSC Industrial Direct Co., Inc.-Class A(a)                280              5,180
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.84%

AT&T Wireless Services Inc.(a)                            370              2,390
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)                    300              4,437
================================================================================
                                                                           6,827
================================================================================

Total Common Stocks & Other Equity Interests
(Cost $820,959)                                                          785,067
================================================================================

TOTAL INVESTMENTS--96.97%  (Cost $820,959)                               785,067
================================================================================
OTHER ASSETS LESS LIABILITIES--3.03%                                      24,498
================================================================================
NET ASSETS--100.00%                                                     $809,565
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section E and Note 8.

See Notes to Financial Statements.

AIM CORE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003
(UNAUDITED)

ASSETS:

Investments, at market value (cost $820,959)                         $ 785,067
------------------------------------------------------------------------------
Cash                                                                    25,757
------------------------------------------------------------------------------
Receivables for:
  Due from advisor                                                      21,413
------------------------------------------------------------------------------
  Dividends                                                                839
------------------------------------------------------------------------------
Investment for deferred compensation plan                                3,411
------------------------------------------------------------------------------
Other assets                                                               106
==============================================================================
    Total assets                                                       836,593
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Options written (premiums received $218)                                 333
------------------------------------------------------------------------------
  Deferred compensation plan                                             3,411
------------------------------------------------------------------------------
Accrued trustees' fees                                                     688
------------------------------------------------------------------------------
Accrued transfer agent fees                                                 11
------------------------------------------------------------------------------
Accrued operating expenses                                              22,585
==============================================================================
    Total liabilities                                                   27,028
==============================================================================
Net assets applicable to shares outstanding                          $ 809,565
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                      $ 998,957
------------------------------------------------------------------------------
  Undistributed net investment income (loss)                            (3,375)
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities
      and option contracts                                            (150,011)
------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment securities
      and option contracts                                             (36,006)
==============================================================================
                                                                     $ 809,565
______________________________________________________________________________
==============================================================================

NET ASSETS:

Class A                                                              $ 323,825
______________________________________________________________________________
==============================================================================
Class B                                                              $ 242,870
______________________________________________________________________________
==============================================================================
Class C                                                              $ 242,870
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                 40,723
______________________________________________________________________________
==============================================================================
Class B                                                                 30,542
______________________________________________________________________________
==============================================================================
Class C                                                                 30,542
______________________________________________________________________________
==============================================================================
Class A:
  Net asset value per share                                             $ 7.95
------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.95 divided by 94.50%)                        $ 8.41
______________________________________________________________________________
==============================================================================
Class B:
  Net asset value and offering price per share                          $ 7.95
______________________________________________________________________________
==============================================================================
Class C:
  Net asset value and offering price per share                          $ 7.95
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $27)                      $ 5,735
==============================================================================

EXPENSES:

Advisory fees                                                            2,916
------------------------------------------------------------------------------
Administrative services fees                                            24,795
------------------------------------------------------------------------------
Custodian fees                                                           2,074
------------------------------------------------------------------------------
Distribution fees--Class A                                                 544
------------------------------------------------------------------------------
Distribution fees--Class B                                               1,167
------------------------------------------------------------------------------
Distribution fees--Class C                                               1,167
------------------------------------------------------------------------------
Transfer agent fees                                                         59
------------------------------------------------------------------------------
Trustees' fees                                                           4,034
------------------------------------------------------------------------------
Printing                                                                 9,675
------------------------------------------------------------------------------
Professional fees                                                       10,024
------------------------------------------------------------------------------
Other                                                                    1,146
==============================================================================
    Total expenses                                                      57,601
==============================================================================
Less: Fees waived, expenses reimbursed and expenses paid indirectly    (50,798
==============================================================================
    Net expenses                                                         6,803
==============================================================================
Net investment income (loss)                                            (1,068)
______________________________________________________________________________
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                                (50,959)
------------------------------------------------------------------------------
  Option contracts written                                               1,422
------------------------------------------------------------------------------
                                                                       (49,537)
------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                 61,135
------------------------------------------------------------------------------
  Option contracts written                                                (191)
==============================================================================
                                                                        60,944
==============================================================================
Net gain from investment securities and option contracts                11,407
==============================================================================
Net increase in net assets resulting from operations                  $ 10,339
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO OCTOBER 31, 2002
(UNAUDITED)

                                                                           APRIL 30,        OCTOBER 31,
                                                                             2003               2002
                                                                          -----------       -----------
OPERATIONS:

  Net investment income (loss)                                            $  (1,068)         $  (3,380)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
      option contracts                                                      (49,537)          (100,474)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
      investment securities and option contracts                             60,944            (96,950)
======================================================================================================
    Net increase (decrease) in net assets resulting from operations          10,339           (200,804)
======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (5,600)                --
------------------------------------------------------------------------------------------------------
  Class B                                                                    (4,200)                --
------------------------------------------------------------------------------------------------------
  Class C                                                                    (4,200)                --
======================================================================================================
  Net increase (decrease) in net assets resulting from distributions        (14,000)                --
======================================================================================================
Share transactions-net:
  Class A                                                                     5,600            400,010
------------------------------------------------------------------------------------------------------
  Class B                                                                     4,200            300,010
------------------------------------------------------------------------------------------------------
  Class C                                                                     4,200            300,010
======================================================================================================
    Net increase in net assets resulting from share transactions             14,000          1,000,030
======================================================================================================
    Net increase in net assets                                               10,339            799,226
======================================================================================================
NET ASSETS:
  Beginning of period                                                       799,226                 --
======================================================================================================
  End of period                                                           $ 809,565          $ 799,226
______________________________________________________________________________________________________
======================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Core Strategies Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

   The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.75%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). For the six months ended April 30, 2003, AIM waived fees of $2,916 and reimbursed fees of $44,840.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $30 for such services.

   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be rescinded, terminated or modified at any time. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be terminated or modified at any time. For the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively, and AIM Distributors waived fees of $2,878.

   Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

   During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5 and reductions in custodian fees of $159 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $164.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5 - BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended April 30, 2003.

NOTE 6 - TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of any distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

   The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL
     EXPIRATION                                                LOSS CARRYFORWARD
     ----------                                                -----------------
     October 31, 2010                                                 $  100,474
________________________________________________________________________________
================================================================================

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $267,827 and $271,675, respectively.

   The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities            $   46,948
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (82,840)
================================================================================
Net unrealized appreciation (depreciation) of investment securities   $  (35,892)
________________________________________________________________________________
================================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8 - CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                          CALL OPTION CONTRACTS
                                                         -----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
                                                         ---------   -----------
Beginning of period                                          10      $       405
--------------------------------------------------------------------------------
Written                                                      34            1,638
--------------------------------------------------------------------------------
Closed                                                      (12)            (574)
--------------------------------------------------------------------------------
Exercised                                                    (2)             (56)
--------------------------------------------------------------------------------
Expired                                                     (27)          (1,195)
================================================================================
End of period                                                 3      $       218
________________________________________________________________________________
================================================================================

         Open call options written at April 30, 2003 were as follows:

                                                                        APRIL 30,       UNREALIZED
                           CONTRACT   STRIKE  NUMBER OF    PREMIUMS       2003         APPRECIATION
     ISSUE                   MONTH    PRICE   CONTRACTS    RECEIVED    MARKET VALUE   (DEPRECIATION)
     -----                 --------   ------  ---------    --------    ------------   --------------
     CheckFree Corp.       May-03      $25            1        $122           $278        $(156)
     -----------------------------------------------------------------------------------------------
     Coca-Cola Co. (The)   May-03       45            1          28              5           23
     -----------------------------------------------------------------------------------------------
     Freddie Mac           May-03       60            1          68             50           18
     ===============================================================================================
                                                      3        $218           $333        $(115)
     _______________________________________________________________________________________________
     ===============================================================================================

NOTE 9 - SHARE INFORMATION

The Fund consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002 were as follows:

                                                    SIX MONTHS ENDED                 DECEMBER 31, 2001 (DATE
                                                        APRIL 30,                    OPERATIONS COMMENCED) TO
                                                          2003                           OCTOBER 31, 2002
                                              -----------------------------       -----------------------------
                                                SHARES            AMOUNT            SHARES             AMOUNT
                                              ----------        -----------       ----------         ----------
    Sold:
      Class A*                                        --          $     --            40,001         $  400,010
    -----------------------------------------------------------------------------------------------------------
      Class B*                                        --                --            30,001            300,010
    -----------------------------------------------------------------------------------------------------------
      Class C*                                        --                --            30,001            300,010
    -----------------------------------------------------------------------------------------------------------
    Issued as reinvestment of dividends:
      Class A*                                       722             5,600                --                 --
    -----------------------------------------------------------------------------------------------------------
      Class B*                                       541             4,200                --                 --
    -----------------------------------------------------------------------------------------------------------
      Class C*                                       541             4,200                --                 --
    ===========================================================================================================
                                                   1,804          $ 14,000           100,003         $1,000,030
    ___________________________________________________________________________________________________________
    ===========================================================================================================

* Currently, all shares are owned by AIM.

NOTE 10 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                     CLASS A
                                                                                     ------------------------------------------
                                                                                      SIX MONTHS        DECEMBER 31, 2001 (DATE
                                                                                        ENDED          OPERATIONS COMMENCED) TO
                                                                                       APRIL 30,             OCTOBER 31,
                                                                                         2003                    2002
                                                                                     -----------       ------------------------
          Net asset value, beginning of period                                          $  7.99                    $10.00
          ---------------------------------------------------------------------------------------------------------------
          Income from investment operations:
             Net investment income (loss)                                                 (0.01)                    (0.03)
          ---------------------------------------------------------------------------------------------------------------
             Net gains (losses) on securities (both realized and unrealized)               0.11                     (1.98)
          ===============================================================================================================
                Total from investment operations                                           0.10                     (2.01)
          ===============================================================================================================
          Less distributions from net investment income                                   (0.14)                       --
          ===============================================================================================================
          Net asset value, end of period                                                $  7.95                     $7.99
          _______________________________________________________________________________________________________________
          ===============================================================================================================
          Total return(a)                                                                  1.29%                   (20.10)%
          _______________________________________________________________________________________________________________
          ===============================================================================================================
          Ratios/supplemental data:
          Net assets, end of period (000s omitted)                                      $   324                   $   320
          _______________________________________________________________________________________________________________
          ===============================================================================================================
          Ratio of expenses to average net assets:
             With fee waivers                                                              1.79% (b)                 1.82%(c)
          ---------------------------------------------------------------------------------------------------------------
             Without fee waivers                                                          14.42% (b)                13.71%(c)
          _______________________________________________________________________________________________________________
          ===============================================================================================================
          Ratio of net investment income (loss) to average net assets                     (0.27)(b)                 (0.45)(c)
          _______________________________________________________________________________________________________________
          ===============================================================================================================
          Portfolio turnover rate(d)                                                         35%                       42%
          _______________________________________________________________________________________________________________
          ===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $313,648.

(c) Annualized.

(d) Not annualized for periods less than one year.

                                                                                        CLASS B
                                                                         -------------------------------------------
                                                                            SIX MONTHS       DECEMBER 31, 2001 (DATE
                                                                              ENDED          OPERATIONS COMMENCED) TO
                                                                            APRIL 30,               OCTOBER 31,
                                                                               2003                    2002
                                                                            ----------       -----------------------
 Net asset value, beginning of period                                       $ 7.99                   $10.00
 -------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
    Net investment income (loss)                                             (0.01)                   (0.03)
 -------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized
        and unrealized)                                                       0.11                    (1.98)
 ===================================================================================================================
       Total from investment operations                                       0.10                    (2.01)
 ===================================================================================================================
 Less distributions from net investment income                               (0.14)                      --
 ===================================================================================================================
 Net asset value, end of period                                             $ 7.95                   $ 7.99
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Total return(a)                                                              1.29%                  (20.10)%
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratios/supplemental data:
 Net assets, end of period (000s omitted)                                   $  243                   $  240
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratio of expenses to average net assets:
    With fee waivers                                                          1.79%(b)                 1.82%(c)
 -------------------------------------------------------------------------------------------------------------------
    Without fee waivers                                                      15.07%(b)                14.36%(c)
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratio of net investment income (loss) to average net assets                 (0.27)%(b)               (0.45)%(c)
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Portfolio turnover rate(d)                                                     35%                      42%
 ___________________________________________________________________________________________________________________
 ===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $235,238.

(c) Annualized.

(d) Not annualized for periods less than one year.

                                                                                        CLASS C
                                                                          ------------------------------------------
                                                                          SIX MONTHS        DECEMBER 31, 2001 (DATE
                                                                             ENDED          OPERATIONS COMMENCED) TO
                                                                           APRIL 30,              OCTOBER 31,
                                                                             2003                    2002
                                                                          ----------        ------------------------
 Net asset value, beginning of period                                     $ 7.99                   $10.00
 -------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
    Net investment income (loss)                                           (0.01)                   (0.03)
 -------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized
        and unrealized)                                                     0.11                    (1.98)
 ===================================================================================================================
        Total from investment operations                                    0.10                    (2.01)
 ===================================================================================================================
 Less distributions from net investment income                             (0.14)                      --
 ===================================================================================================================
 Net asset value, end of period                                           $ 7.95                    $7.99
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Total return(a)                                                            1.29%                  (20.10)%
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratios/supplemental data:
 Net assets, end of period (000s omitted)                                 $  243                   $  240
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratio of expenses to average net assets:
    With fee waivers                                                        1.79% b)                 1.82%(c)
 -------------------------------------------------------------------------------------------------------------------
    Without fee waivers                                                    15.07%(b)                14.36%(c)
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Ratio of net investment income (loss) to average net assets               (0.27)%(b)               (0.45)%(c)
 ___________________________________________________________________________________________________________________
 ===================================================================================================================
 Portfolio turnover rate(d)                                                   35%                      42%
 ___________________________________________________________________________________________________________________
 ===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $235,238.

(c)  Annualized.

(d)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                           OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                   11 Greenway Plaza
                              Chairman and President             Suite 100
Mark H. Williamson                                               Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Vice President                     INVESTMENT ADVISOR

Bruce L. Crockett             M. Carome                          A I M Advisors, Inc.
                              Vice President                     11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                              Gary T. Crum                       Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer       A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                              Stuart W. Coco                     Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                                 CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                     State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                              Edgar M. Larsen                    Boston, MA 02110
Louis S. Sklar                Vice President
                                                                 COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                          Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                        AIM DENT DEMOGRAPHIC TRENDS FUND

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your goals. Our solutions.
                                 --Servicemark--

                AIM Dent Demographic Trends Fund seeks to provide
                          long-term growth of capital.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

HOLDINGS BY MARKET CAPITALIZATION*

As of 4/30/03

                                  [PIE CHART]

MID-CAP STOCKS                                              22%

SMALL-CAP STOCKS                                             8%

LARGE-CAP STOCKS                                            70%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                  101

TOTAL NET ASSETS                                $472.2 MILLION
================================================================================

===============================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

                                  [BAR CHART]

CLASS A SHARES
 Inception (6/7/99)                                  -12.31%
  1 Year                                             -23.98

CLASS B SHARES
 Inception (6/7/99)                                  -12.30%
  1 Year                                             -24.05

CLASS C SHARES
 Inception (6/7/99)                                  -11.61%
  1 Year                                             -20.85

In addition to the fund's average annual total returns as of the close of the reporting period shown in the table above, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (6/7/99), -14.38%; one year, -34.71%. Class B shares, inception (6/7/99),
-14.34%; one year, -34.80%. Class C shares, inception (6/7/99), -13.70%; one year, -32.18%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                   5.67%

CLASS B SHARES                                   5.28

CLASS C SHARES                                   5.28

RUSSELL 3000 INDEX                               4.93
(Broad Market Index)

RUSSELL 3000 GROWTH INDEX                        4.49
(Style-Specific Index)

LIPPER MULTI-CAP GROWTH FUND INDEX               4.79
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

====================================================================================================
TOP 10 EQUITY HOLDINGS*                                  TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                     2.9%             1. Diversified Financial Services      9.4%

 2. Pfizer Inc.                         2.8              2. Pharmaceuticals                     8.7

 3. Amgen Inc.                          2.5              3. Systems Software                    6.8

 4. Citigroup Inc.                      2.5              4. Semiconductors                      6.4

 5. Goldman Sachs Group, Inc. (The)     2.4              5. Networking Equipment                4.5

 6. Oracle Corp.                        2.0              6. Biotechnology                       4.2

 7. Dell Computer Corp.                 1.8              7. Semiconductor Equipment             4.0

 8. Cisco Systems, Inc.                 1.8              8. Health Care Equipment               3.9

 9. Gilead Sciences, Inc.               1.7              9. Computer Hardware                   3.7

10. J.P. Morgan Chase & Co.             1.6             10. Internet Retail                     2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective 5/1/03, after the close of the reporting period, the portfolio management team for AIM Dent Demographic Trends Fund is as follows: Kirk L. Anderson, James G. Birdsall, and Lanny H. Sachnowitz.

o AIM Dent Demographic Trends Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Harry S. Dent's stock market scenario is based on historical data and represents his opinion. Unforeseen events such as rising inflation, declining productivity, irregular spending and service patterns, and other social, political, and economic uncertainty could affect corporate earnings and the stock market, negatively altering Mr. Dent's view.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is a the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 3000 Index is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization. The Growth component of the index measures the performance of Russell 3000 companies with higher price/book ratios and higher forecasted growth values.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Dent Demographic Trends Fund for
ROBERT H.           the six months ended April 30, 2003. You will note that we
GRAHAM]             have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and
GENERALLY, MID-     performance as of the close of the reporting period appear
AND SMALL-CAP STOCKSon the opposite page. This letter will provide an overview OUTPERFORMED LARGE- of the markets and your fund during the six months covered
CAP-STOCKS,         by this report. As always, timely information about your
AND THE VALUE      fund and the markets in general is available at our Web
INVESTMENT          site, aiminvestments.com.
STYLE OUTPERFORMED
GROWTH DURING       MARKET CONDITIONS
THE SIX-MONTH
REPORTING PERIOD.   Positive performance during March and April 2003 enabled
                    major stock market indexes to post gains for the reporting
ROBERT H. GRAHAM    period. For example, the unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500), an index of
common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Dent Demographic Trends Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Lanny H. Sachnowitz and Edgar M. Larsen sought to identify companies likely to benefit from changing demographic, economic, and lifestyle trends--and then invest in those companies' common stock, convertible bonds, convertible preferred stock, and warrants.

    At the close of the reporting period, the four largest sectors in the fund's portfolio were information technology, health care, consumer discretionary, and financials. Keep in mind that managers focus on individual companies rather than particular industries or sectors. The fund had 101 equity holdings at the end of the reporting period compared to 116 at its outset.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Dent Demographic Trends Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.31%

AIRLINES-0.39%

Ryanair Holdings PLC-ADR (Ireland)(a)             47,000    $  1,864,490
========================================================================

APPAREL RETAIL-1.83%

Abercrombie & Fitch Co.-Class A(a)                60,000       1,972,800
------------------------------------------------------------------------
Gap, Inc. (The)                                  400,000       6,652,000
========================================================================
                                                               8,624,800
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.88%

Coach, Inc.(a)                                    95,000       4,133,450
========================================================================

APPLICATION SOFTWARE-2.32%

Amdocs Ltd. (United Kingdom)(a)                  135,000       2,384,100
------------------------------------------------------------------------
Electronic Arts Inc.(a)(b)                        70,000       4,148,900
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                     130,000       4,412,200
========================================================================
                                                              10,945,200
========================================================================

BANKS-2.41%

Bank of America Corp.                             95,500       7,071,775
------------------------------------------------------------------------
Golden West Financial Corp.                       26,000       1,960,920
------------------------------------------------------------------------
Wachovia Corp.                                    62,000       2,369,020
========================================================================
                                                              11,401,715
========================================================================

BIOTECHNOLOGY-4.24%

Amgen Inc.(a)                                    195,000      11,955,450
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         175,000       8,074,500
========================================================================
                                                              20,029,950
========================================================================

BREWERS-0.92%

Anheuser-Busch Cos., Inc.                         87,500       4,364,500
========================================================================

BROADCASTING & CABLE TV-1.26%

Clear Channel Communications, Inc.(a)             67,500       2,639,925
------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              100,000       3,310,000
========================================================================
                                                               5,949,925
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.81%

Best Buy Co., Inc.(a)                            110,000       3,803,800
========================================================================

COMPUTER HARDWARE-3.73%

Dell Computer Corp.(a)                           300,000       8,673,000
------------------------------------------------------------------------
Hewlett-Packard Co.                              210,000       3,423,000
------------------------------------------------------------------------
International Business Machines Corp.             65,000       5,518,500
========================================================================
                                                              17,614,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-0.80%

EMC Corp.(a)                                     415,000       3,772,350
========================================================================

CONSUMER FINANCE-0.76%

Doral Financial Corp. (Puerto Rico)               90,000    $  3,600,900
========================================================================

DATA PROCESSING SERVICES-1.68%

Fiserv, Inc.(a)                                  110,000       3,238,400
------------------------------------------------------------------------
Paychex, Inc.                                    150,000       4,671,000
========================================================================
                                                               7,909,400
========================================================================

DEPARTMENT STORES-0.54%

Kohl's Corp.(a)                                   44,700       2,538,960
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.98%

Apollo Group, Inc.-Class A(a)                     45,000       2,438,955
------------------------------------------------------------------------
Career Education Corp.(a)                         36,000       2,164,680
========================================================================
                                                               4,603,635
========================================================================

DIVERSIFIED FINANCIAL SERVICES-9.42%

American Express Co.                             110,000       4,164,600
------------------------------------------------------------------------
Citigroup Inc.                                   300,000      11,775,000
------------------------------------------------------------------------
Fannie Mae                                        35,000       2,533,650
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  150,000      11,385,000
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          265,000       7,777,750
------------------------------------------------------------------------
Janus Capital Group Inc.                         225,000       3,127,500
------------------------------------------------------------------------
SLM Corp.                                         33,000       3,696,000
========================================================================
                                                              44,459,500
========================================================================

EMPLOYMENT SERVICES-1.26%

Hewitt Associates, Inc.-Class A(a)                85,000       2,355,350
------------------------------------------------------------------------
Robert Half International Inc.(a)                220,000       3,581,600
========================================================================
                                                               5,936,950
========================================================================

FOOD RETAIL-0.80%

Whole Foods Market, Inc.(a)(b)                    64,000       3,799,040
========================================================================

FOOTWEAR-0.57%

NIKE, Inc.-Class B                                50,000       2,676,500
========================================================================

GENERAL MERCHANDISE STORES-0.72%

Family Dollar Stores, Inc.                       100,000       3,419,000
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.39%

AdvancePCS(a)                                    100,000       3,006,000
------------------------------------------------------------------------
Caremark Rx, Inc.(a)                             230,000       4,579,300
------------------------------------------------------------------------
Omnicare, Inc.                                   140,000       3,712,800
========================================================================
                                                              11,298,100
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-3.86%

Boston Scientific Corp.(a)                       145,000    $  6,242,250
------------------------------------------------------------------------
Medtronic, Inc.                                  115,000       5,490,100
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   55,000       2,962,300
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          75,000       3,517,500
========================================================================
                                                              18,212,150
========================================================================

HEALTH CARE SUPPLIES-1.35%

Alcon, Inc. (Switzerland)(a)                      60,000       2,643,000
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)          130,000       3,745,300
========================================================================
                                                               6,388,300
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.74%

Starwood Hotels & Resorts Worldwide, Inc.        130,000       3,489,200
========================================================================

HOUSEHOLD PRODUCTS-1.52%

Procter & Gamble Co. (The)                        80,000       7,188,000
========================================================================

INSURANCE BROKERS-0.79%

Willis Group Holdings Ltd. (Bermuda)             120,000       3,742,800
========================================================================

INTERNET RETAIL-2.64%

Amazon.com, Inc.(a)                              225,000       6,450,750
------------------------------------------------------------------------
eBay Inc.(a)                                      65,000       6,030,050
========================================================================
                                                              12,480,800
========================================================================

INTERNET SOFTWARE & SERVICES-1.31%

Yahoo! Inc.(a)                                   250,000       6,195,000
========================================================================

IT CONSULTING & SERVICES-1.77%

Accenture Ltd.-Class A (Bermuda)(a)              225,000       3,604,500
------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)    100,000       4,770,000
========================================================================
                                                               8,374,500
========================================================================

MANAGED HEALTH CARE-1.80%

Aetna Inc.                                        92,500       4,606,500
------------------------------------------------------------------------
UnitedHealth Group Inc.                           42,000       3,869,460
========================================================================
                                                               8,475,960
========================================================================

MOTORCYCLE MANUFACTURERS-0.61%

Harley-Davidson, Inc.                             65,000       2,888,600
========================================================================

MOVIES & ENTERTAINMENT-0.92%

Viacom Inc.-Class B(a)                           100,500       4,362,705
========================================================================

MULTI-LINE INSURANCE-0.79%

HCC Insurance Holdings, Inc.                     135,000       3,712,500
========================================================================

NETWORKING EQUIPMENT-4.53%

Cisco Systems, Inc.(a)                           570,000       8,572,800
------------------------------------------------------------------------
Foundry Networks, Inc.(a)                        200,000       2,176,000
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                        235,000       2,401,700
------------------------------------------------------------------------
McDATA Corp.-Class A(a)                          340,000    $  3,597,200
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                  230,000       4,664,400
========================================================================
                                                              21,412,100
========================================================================

PERSONAL PRODUCTS-0.52%

Estee Lauder Cos. Inc. (The)-Class A              75,000       2,437,500
========================================================================

PHARMACEUTICALS-8.65%

Allergan, Inc.                                    60,000       4,215,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      70,000       3,620,400
------------------------------------------------------------------------
Johnson & Johnson                                 85,000       4,790,600
------------------------------------------------------------------------
Lilly (Eli) & Co.                                 43,000       2,744,260
------------------------------------------------------------------------
Pfizer Inc.                                      435,000      13,376,250
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                     61,000       2,791,360
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       115,000       5,370,500
------------------------------------------------------------------------
Wyeth                                             90,000       3,917,700
========================================================================
                                                              40,826,070
========================================================================

PROPERTY & CASUALTY INSURANCE-0.85%

Progressive Corp. (The)                           30,000       2,040,000
------------------------------------------------------------------------
Radian Group Inc.                                 50,000       1,985,000
========================================================================
                                                               4,025,000
========================================================================

PUBLISHING-0.72%

Getty Images, Inc.(a)                            100,000       3,385,000
========================================================================

RESTAURANTS-1.07%

Brinker International, Inc.(a)                    90,000       2,857,500
------------------------------------------------------------------------
Starbucks Corp.(a)                                94,000       2,208,060
========================================================================
                                                               5,065,560
========================================================================

SEMICONDUCTOR EQUIPMENT-3.99%

Applied Materials, Inc.(a)                       160,000       2,336,000
------------------------------------------------------------------------
Entegris Inc.(a)                                 450,000       5,161,500
------------------------------------------------------------------------
Lam Research Corp.(a)                            275,000       3,995,750
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        262,500       7,360,500
========================================================================
                                                              18,853,750
========================================================================

SEMICONDUCTORS-6.37%

Analog Devices, Inc.(a)                          215,000       7,120,800
------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                        200,000       3,578,000
------------------------------------------------------------------------
Linear Technology Corp.                          182,700       6,297,669
------------------------------------------------------------------------
National Semiconductor Corp.(a)                  150,000       2,809,500
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           620,000       5,189,400
------------------------------------------------------------------------
Xilinx, Inc.(a)                                  187,500       5,075,625
========================================================================
                                                              30,070,994
========================================================================

SOFT DRINKS-0.81%

PepsiCo, Inc.                                     88,000       3,808,640
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SPECIALTY STORES-2.00%

Advance Auto Parts, Inc.(a)                       57,000    $  2,835,180
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                        100,000       3,951,000
------------------------------------------------------------------------
Staples, Inc.(a)                                 140,000       2,665,600
========================================================================
                                                               9,451,780
========================================================================

SYSTEMS SOFTWARE-6.79%

Microsoft Corp.                                  540,000      13,807,800
------------------------------------------------------------------------
Oracle Corp.(a)                                  800,000       9,504,000
------------------------------------------------------------------------
Symantec Corp.(a)                                 84,000       3,691,800
------------------------------------------------------------------------
VERITAS Software Corp.(a)                        229,400       5,049,094
========================================================================
                                                              32,052,694
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.34%

Nortel Networks Corp. (Canada)(a)              1,405,000       3,624,900
------------------------------------------------------------------------
QUALCOMM Inc.                                     85,000       2,710,650
========================================================================
                                                               6,335,550
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.86%

AT&T Wireless Services Inc.(a)                   700,000       4,522,000
------------------------------------------------------------------------

Vodafone Group PLC-ADR (United Kingdom)          215,000    $  4,248,400
========================================================================
                                                               8,770,400
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $402,011,631)                          454,752,218
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-3.82%

STIC Liquid Assets Portfolio(c)                9,021,498       9,021,498
------------------------------------------------------------------------
STIC Prime Portfolio(c)                        9,021,498       9,021,498
========================================================================
    Total Money Market Funds (Cost
    $18,042,996)                                              18,042,996
========================================================================
TOTAL INVESTMENTS -- 100.13% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $420,054,627)                472,795,214
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.44%

STIC Liquid Assets Portfolio(c)(d)             6,804,400       6,804,400
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,804,400)                                        6,804,400
========================================================================
TOTAL INVESTMENTS-101.57% (Cost $426,859,027)                479,599,614
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.57)%                         (7,402,402)
========================================================================
NET ASSETS-100.00%                                          $472,197,212
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section H and Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $426,859,027)*                              $  479,599,614
------------------------------------------------------------
Foreign currencies, at value (cost $192)                 198
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,912,260
------------------------------------------------------------
  Fund shares sold                                   734,338
------------------------------------------------------------
  Dividends                                          125,921
------------------------------------------------------------
  Due from advisor - See Note 2                       58,910
------------------------------------------------------------
Investment for deferred compensation plan             23,807
------------------------------------------------------------
Other assets                                          26,085
============================================================
    Total assets                                 490,481,133
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,139,312
------------------------------------------------------------
  Fund shares reacquired                             802,661
------------------------------------------------------------
  Options written (premiums received
    $122,156)                                        321,750
------------------------------------------------------------
  Deferred compensation plan                          23,807
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         6,804,400
------------------------------------------------------------
Accrued distribution fees                            397,893
------------------------------------------------------------
Accrued trustees' fees                                   940
------------------------------------------------------------
Accrued transfer agent fees                          614,816
------------------------------------------------------------
Accrued operating expenses                           178,342
============================================================
    Total liabilities                             18,283,921
============================================================
Net assets applicable to shares outstanding   $  472,197,212
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,358,132,963
------------------------------------------------------------
Undistributed net investment income (loss)        (4,067,677)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (934,409,073)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       52,540,999
============================================================
                                              $  472,197,212
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  177,556,971
____________________________________________________________
============================================================
Class B                                       $  212,137,221
____________________________________________________________
============================================================
Class C                                       $   82,503,020
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           28,021,630
____________________________________________________________
============================================================
Class B                                           34,347,258
____________________________________________________________
============================================================
Class C                                           13,359,474
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         6.34
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.34 divided by
      94.50%)                                 $         6.71
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         6.18
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         6.18
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $6,517,160 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $26,350)         $  1,754,986
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       105,591
--------------------------------------------------------------------------
Interest                                                            12,440
--------------------------------------------------------------------------
Security lending income                                             12,837
==========================================================================
    Total investment income                                      1,885,854
==========================================================================

EXPENSES:

Advisory fees                                                    1,996,702
--------------------------------------------------------------------------
Administrative services fees                                        61,435
--------------------------------------------------------------------------
Custodian fees                                                      39,880
--------------------------------------------------------------------------
Distribution fees -- Class A                                       310,025
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,051,647
--------------------------------------------------------------------------
Distribution fees -- Class C                                       411,628
--------------------------------------------------------------------------
Transfer agent fees                                              1,899,090
--------------------------------------------------------------------------
Trustees' fees                                                       5,408
--------------------------------------------------------------------------
Other                                                              205,767
==========================================================================
    Total expenses                                               5,981,582
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                       (64,864)
==========================================================================
    Net expenses                                                 5,916,718
==========================================================================
Net investment income (loss)                                    (4,030,864)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (31,006,987)
--------------------------------------------------------------------------
  Foreign currencies                                                  (899)
--------------------------------------------------------------------------
  Option contracts written                                         (79,985)
==========================================================================
                                                               (31,087,871)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         58,891,670
--------------------------------------------------------------------------
  Foreign currencies                                                18,847
--------------------------------------------------------------------------
  Option contracts written                                        (207,866)
==========================================================================
                                                                58,702,651
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              27,614,780
==========================================================================
Net increase in net assets resulting from operations          $ 23,583,916
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,030,864)   $  (12,825,259)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                    (31,087,871)     (202,713,132)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           58,702,651        63,144,429
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   23,583,916      (152,393,962)
==============================================================================================
Share transactions-net:
  Class A                                                        (21,886,491)      (64,886,914)
----------------------------------------------------------------------------------------------
  Class B                                                        (21,899,531)      (75,460,458)
----------------------------------------------------------------------------------------------
  Class C                                                         (9,456,374)      (35,199,684)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (53,242,396)     (175,547,056)
==============================================================================================
    Net increase (decrease) in net assets                        (29,658,480)     (327,941,018)
==============================================================================================

NET ASSETS:

  Beginning of period                                            501,855,692       829,796,710
==============================================================================================
  End of period                                               $  472,197,212    $  501,855,692
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets exceeding $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,192. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $58,910 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $61,435 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $998,491 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $310,025, $1,051,647 and $411,628, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $35,941 in front-end sales commissions from the sale of Class A shares and $0, $38 and $2,323 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,733 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,762 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,762.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $6,517,160 were on loan to brokers. The loans were secured by cash collateral of $6,804,400 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $12,837 for securities lending.

NOTE 7--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                        CALL OPTION CONTRACTS
                                                       ------------------------
                                                       NUMBER OF     PREMIUMS
                                                       CONTRACTS     RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                         275     $    69,460
-------------------------------------------------------------------------------
Written                                                  17,276       2,422,932
-------------------------------------------------------------------------------
Closed                                                  (16,661)     (2,370,236)
===============================================================================
End of period                                               890     $   122,156
_______________________________________________________________________________
===============================================================================


    Open call options written at April 30, 2003 were as follows:

                                                       APRIL 30,
                                NUMBER                   2003        UNREALIZED
           CONTRACT   STRIKE      OF       PREMIUMS     MARKET      APPRECIATION
ISSUE       MONTH     PRICE    CONTRACTS   RECEIVED      VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------
Electronic
 Arts Inc.  Sep-03     $70        250      $ 50,478    $ 33,750      $  16,728
---------------------------------------------------------------------------------
Whole
 Foods
 Market,
 Inc.       May-03      55        640        71,678     288,000       (216,322)
=================================================================================
                                  890      $122,156    $321,750      $(199,594)
_________________________________________________________________________________
=================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2007                                                    $  3,389,675
--------------------------------------------------------------------------------
October 31, 2008                                                     144,576,334
--------------------------------------------------------------------------------
October 31, 2009                                                     541,794,870
--------------------------------------------------------------------------------
October 31, 2010                                                     195,681,695
================================================================================
Total capital loss carryforward                                     $885,442,574
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $354,836,960 and $410,416,241, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $57,956,652
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (8,152,140)
===============================================================================
Net unrealized appreciation of investment securities                $49,804,512
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $429,795,102.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2003                OCTOBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,638,278    $  9,942,711      5,537,858    $  43,117,200
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,294,607       7,638,727      3,503,829       26,984,220
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        460,945       2,708,232      1,824,515       14,029,736
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         70,546         426,480        214,960        1,628,659
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (72,282)       (426,480)      (217,773)      (1,628,659)
========================================================================================================================
Reacquired:
  Class A                                                     (5,399,103)    (32,255,682)   (15,019,465)    (109,632,773)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,999,825)    (29,111,778)   (14,137,854)    (100,816,019)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,092,146)    (12,164,606)    (6,815,024)     (49,229,420)
========================================================================================================================
                                                              (9,098,980)   $(53,242,396)   (25,108,954)   $(175,547,056)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CLASS A
                                          ------------------------------------------------------------------
                                                                                               JUNE 7, 1999
                                                                                                   (DATE
                                          SIX MONTHS                                            OPERATIONS
                                            ENDED               YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                          APRIL 30,        --------------------------------     OCTOBER 31,
                                             2003            2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.00        $   7.62    $  15.40    $  12.14      $  10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.04)          (0.12)      (0.12)      (0.11)        (0.03)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.38           (1.50)      (7.66)       3.37          2.17
============================================================================================================
    Total from investment operations           0.34           (1.62)      (7.78)       3.26          2.14
============================================================================================================
Net asset value, end of period             $   6.34        $   6.00    $   7.62    $  15.40      $  12.14
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                5.67%         (21.26)%    (50.52)%     26.85%        21.40%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $177,557        $190,253    $312,377    $666,929      $163,872
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets        2.12%(b)(c)     1.87%       1.64%       1.50%         1.60%(c)(d)
============================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.31)%(b)      (1.31)%     (1.04)%     (0.93)%       (1.00)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                       78%            189%        143%         90%           29%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $178,625,484.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.14% (annualized) and 1.65% (annualized) for periods ended April 30, 2003 and October 31, 1999, respectively.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                       CLASS B
                                          ------------------------------------------------------------------
                                                                                               JUNE 7, 1999
                                                                                                   (DATE
                                          SIX MONTHS                                            OPERATIONS
                                            ENDED               YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                          APRIL 30,        --------------------------------     OCTOBER 31,
                                             2003            2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   5.87        $   7.50    $  15.26    $  12.11      $  10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)          (0.17)      (0.18)      (0.18)        (0.04)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.37           (1.46)      (7.58)       3.33          2.15
============================================================================================================
    Total from investment operations           0.31           (1.63)      (7.76)       3.15          2.11
============================================================================================================
Net asset value, end of period             $   6.18        $   5.87    $   7.50    $  15.26      $  12.11
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                5.28%         (21.73)%    (50.85)%     26.01%        21.10%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $212,137        $223,666    $367,494    $748,480      $177,430
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets        2.77%(b)(c)     2.53%       2.32%       2.17%         2.24%(c)(d)
============================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.96)%(b)      (1.97)%     (1.72)%     (1.60)%       (1.64)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                       78%            189%        143%         90%           29%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $212,072,369.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.79% (annualized) and 2.29% (annualized) for periods ended April 30, 2003 and October 31, 1999, respectively.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                       CLASS C
                                          -----------------------------------------------------------------
                                                                                              JUNE 7, 1999
                                                                                                  (DATE
                                          SIX MONTHS                                           OPERATIONS
                                            ENDED              YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                          APRIL 30,        -------------------------------     OCTOBER 31,
                                             2003           2002        2001        2000          1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  5.87         $  7.50    $  15.26    $  12.11       $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)          (0.17)      (0.19)      (0.17)        (0.04)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.37           (1.46)      (7.57)       3.32          2.15
===========================================================================================================
    Total from investment operations          0.31           (1.63)      (7.76)       3.15          2.11
===========================================================================================================
Net asset value, end of period             $  6.18         $  5.87    $   7.50    $  15.26       $ 12.11
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                               5.28%         (21.73)%    (50.85)%     26.01%        21.10%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $82,503         $87,938    $149,925    $309,821       $51,605
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets       2.77%(b)        2.53%       2.32%       2.17%         2.24%(c)(d)
===========================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.96)%(b)      (1.97)%     (1.72)%     (1.60)%       (1.64)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                      78%            189%        143%         90%           29%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $83,007,800.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.79% (annualized) and 2.29% (annualized) for periods ended April 30, 2003 and October 31, 1999, respectively.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                  OFFICERS                                    OFFICE OF THE FUND
Robert H. Graham                   Robert H. Graham                            11 Greenway Plaza
Mark H. Williamson                 Chairman and President                      Suite 100
Frank S. Bayley                                                                Houston, TX 77046
Bruce L. Crockett                  Mark H. Williamson
Albert R. Dowden                   Executive Vice President                    INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                             A I M Advisors, Inc.
Jack M. Fields                     Kevin M. Carome                             11 Greenway Plaza
Carl Frischling                    Senior Vice President                       Suite 100
Prema Mathai-Davis                                                             Houston, TX 77046
Lewis F. Pennock                   Gary T. Crum
Ruth H. Quigley                    Senior Vice President                       SUB-ADVISOR
Louis S. Sklar                                                                 H.S. Dent Advisors, Inc.
                                   Dana R. Sutton                              6515 Gwin Road
                                   Vice President and Treasurer                Oakland, CA 94611

                                   Stuart W. Coco                              TRANSFER AGENT
                                   Vice President                              A I M Fund Services, Inc.
                                                                               P.O. Box 4739
                                   Melville B. Cox                             Houston, TX 77210-4739
                                   Vice President
                                                                               CUSTODIAN
                                   Edgar M. Larsen                             State Street Bank and Trust Company
                                   Vice President                              225 Franklin Street
                                                                               Boston, MA 02110
                                   Nancy L. Martin
                                   Secretary                                   COUNSEL TO THE FUND
                                                                               Ballard Spahr
                                                                               Andrews & Ingersoll, LLP
                                                                               1735 Market Street
                                                                               Philadelphia, PA 19103

                                                                               COUNSEL TO THE TRUSTEES
                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               919 Third Avenue
                                                                               New York, NY 10022

                                                                               DISTRIBUTOR
                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046

The AIM FAMILY OF FUNDS--Registered Trademark--



         DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                                                                                       TAXABLE

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)               AIM Floating Rate Fund
AIM Balanced Fund*                      AIM Developing Markets Fund                   AIM High Yield Fund
AIM Basic Balanced Fund*                AIM European Growth Fund(2)                   AIM Income Fund
AIM Basic Value Fund                    AIM European Small Company Fund               AIM Intermediate Government Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund             AIM Limited Maturity Treasury Fund(6,7)
AIM Capital Development Fund            AIM Global Growth Fund                        AIM Money Market Fund
AIM Charter Fund                        AIM Global Trends Fund                        AIM Short-Term Bond Fund
AIM Constellation Fund                  AIM Global Value Fund(5)                      AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund(2)
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund                     TAX-FREE
AIM Emerging Growth Fund                AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                        AIM High Income Municipal Fund
AIM Large Cap Growth Fund                              SECTOR EQUITY                  AIM Municipal Bond Fund
AIM Libra Fund                                                                        AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund            AIM Global Energy Fund                        AIM Tax-Free Intermediate Fund(6,7)
AIM Mid Cap Core Equity Fund(2)         AIM Global Financial Services Fund
AIM Mid Cap Growth Fund                 AIM Global Health Care Fund
AIM Opportunities I Fund(2,3)           AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)          AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)         AIM New Technology Fund
AIM Premier Equity Fund(2)              AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund



*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.



Mutual      Retirement      Annuities      College     Separately       Offshore      Alternative      Cash
Funds       Products                       Savings     Managed          Products      Investments      Management
                                           Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--


                           YOUR GOALS. OUR SOLUTIONS.
                                 --SERVICEMARK--


AIMinvestments.com                                                     DDT-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM EMERGING GROWTH FUND

           AIM Emerging Growth Fund is for risk-tolerant investors who seek long-term growth of capital by investing in securities of companies that are likely to benefit from new or innovative products, services or processes.

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                 --Servicemark--

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
CLASS A SHARES VS. INDEX

Cumulative Total Returns

10/31/02-4/30/03, excluding sales charges
--------------------------------------------------------------------------------

                                   [BAR CHART]

CLASS A SHARES                               12.38%
RUSSELL 2500 GROWTH INDEX                     7.76%

TOTAL NUMBER OF HOLDINGS*                      119

TOTAL NET ASSETS                    $108.8 MILLION

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
 Inception (3/31/00)                -22.29%
  1 Year                            -24.59

CLASS B SHARES
 Inception (3/31/00)                -22.08%
  1 Year                            -24.60

CLASS C SHARES
 Inception (3/31/00)                -21.40%
  1 Year                            -21.60

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (3/31/00), -24.58%; one year,-32.61%. Class B shares, inception (3/31/00), -24.36%; one year, -32.64%. Class C shares, inception (3/31/00), -23.68%; one year, -29.97%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                       12.38%

CLASS B SHARES                                       12.10

CLASS C SHARES                                       11.85

S&P 500 INDEX (BROAD MARKET INDEX)                    4.47
RUSSELL 2500 GROWTH INDEX (STYLE-SPECIFIC INDEX)      7.76
LIPPER MID-CAP GROWTH FUND INDEX
(Peer group index)                                    4.79

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===============================================================================================
TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------
 1. Express Scripts, Inc.            2.7%     1. Health Care Distributors & Services       7.1%

 2. SunGard Data Systems Inc.        2.0      2. IT Consulting & Services                  5.7

 3. Robert Half International Inc.   1.7      3. Data Processing Services                  4.4

 4. Lamar Advertising Co.            1.7      4. Managed Health Care                       3.4

 5. Anthem, Inc.                     1.6      5. Health Care Facilities                    3.3

 6. CDW Computer Centers, Inc.       1.6      6. Oil & Gas Drilling                        3.2

 7. Bisys Group, Inc. (The)          1.6      7. Industrial Machinery                      3.0

 8. McKesson Corp.                   1.5      8. Hotels, Resorts & Cruise Lines            3.0

 9. Microchip Technology Inc.        1.5      9. Oil & Gas Equipment & Services            2.5

10. HCA Inc.                         1.5     10. Aerospace & Defense                       2.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

===============================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Emerging Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds, tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization; the Growth segment measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Emerging Growth Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
POSITIVE            opposite page. This letter will provide an overview of the
PERFORMANCE DURING  markets and your fund during the six months covered by this
MARCH AND APRIL     report. As always, timely information about your fund and
2003 ENABLED MAJOR  the markets in general is available at our Web site,
STOCK MARKET        aiminvestments.com.
INDEXES TO POST
GAINS FOR THE       MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM    Positive performance during March and April 2003 enabled
                    major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003. Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value Index, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Emerging Growth Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Karl Farmer and Jay K. Rushin sought to identify the stocks of companies that they believe have the potential for above-average growth in earnings.

    At the close of the reporting period, the three largest sector weightings in the fund's portfolio were consumer discretionary, health care and information technology. Keep in mind that fund managers focus on individual companies rather than particular industries or sectors. The fund had 119 equity holdings at the end of the reporting period.

IN CLOSING

I thank you for your continued participation in AIM Emerging Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department is ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-89.16%

ADVERTISING-2.22%

Lamar Advertising Co.(a)                           50,000   $  1,796,000
------------------------------------------------------------------------
Omnicom Group Inc.                                 10,000        619,000
========================================================================
                                                               2,415,000
========================================================================

AEROSPACE & DEFENSE-2.46%

Alliant Techsystems Inc.(a)                        25,000      1,343,000
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               30,000      1,332,000
========================================================================
                                                               2,675,000
========================================================================

AGRICULTURAL PRODUCTS-0.54%

Fresh Del Monte Produce Inc. (Cayman Islands)      30,000        584,400
========================================================================

AIR FREIGHT & LOGISTICS-0.57%

Ryder System, Inc.                                 25,000        621,000
========================================================================

APPAREL RETAIL-2.15%

AnnTaylor Stores Corp.(a)                          40,000        946,400
------------------------------------------------------------------------
Limited Brands                                     70,000      1,017,800
------------------------------------------------------------------------
Too Inc.(a)                                        20,000        371,200
========================================================================
                                                               2,335,400
========================================================================

APPLICATION SOFTWARE-1.25%

Intuit Inc.(a)                                     35,000      1,357,300
========================================================================

BANKS-0.37%

Commerce Bancorp, Inc.                             10,000        406,700
========================================================================

BIOTECHNOLOGY-1.34%

ICOS Corp.(a)                                      30,000        802,500
------------------------------------------------------------------------
Invitrogen Corp.(a)                                20,000        654,000
========================================================================
                                                               1,456,500
========================================================================

BROADCASTING & CABLE TV-2.00%

Hispanic Broadcasting Corp.(a)                     50,000      1,282,500
------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                         35,000        535,500
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           12,000        363,360
========================================================================
                                                               2,181,360
========================================================================

CATALOG RETAIL-0.87%

Insight Enterprises, Inc.(a)                      125,000        942,500
========================================================================

COMMODITY CHEMICALS-0.42%

Georgia Gulf Corp.                                 20,000        452,000
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.84%

CDW Computer Centers, Inc.(a)                      40,000      1,705,600
------------------------------------------------------------------------
GameStop Corp.(a)                                  25,000        298,750
========================================================================
                                                               2,004,350
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

COMPUTER HARDWARE-1.14%

Apple Computer, Inc.(a)                            30,000   $    426,000
------------------------------------------------------------------------
Hewlett-Packard Co.                                50,000        815,000
========================================================================
                                                               1,241,000
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.40%

Applied Films Corp.(a)                             20,000        435,000
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.75%

AGCO Corp.(a)                                      45,000        819,450
========================================================================

CONSUMER FINANCE-1.13%

MBNA Corp.                                         65,000      1,228,500
========================================================================

DATA PROCESSING SERVICES-4.44%

Automatic Data Processing, Inc.                    37,500      1,261,125
------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        100,000      1,688,000
------------------------------------------------------------------------
DST Systems, Inc.(a)                               35,000      1,074,500
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    27,500        809,600
========================================================================
                                                               4,833,225
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.34%

Cintas Corp.                                       12,500        448,750
------------------------------------------------------------------------
FTI Consulting, Inc.(a)                             5,000        226,250
------------------------------------------------------------------------
Kroll Inc.(a)                                      35,000        780,500
========================================================================
                                                               1,455,500
========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.20%

Investors Financial Services Corp.                 60,000      1,308,600
========================================================================

DRUG RETAIL-1.27%

CVS Corp.                                          25,000        605,250
------------------------------------------------------------------------
Walgreen Co.                                       25,000        771,500
========================================================================
                                                               1,376,750
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.69%

Optimal Robotics Corp.-Class A (Canada)(a)         45,000        306,000
------------------------------------------------------------------------
ScanSource, Inc.(a)                                35,000        696,850
------------------------------------------------------------------------
Waters Corp.(a)                                    35,000        840,350
========================================================================
                                                               1,843,200
========================================================================

EMPLOYMENT SERVICES-1.72%

Robert Half International Inc.(a)                 115,000      1,872,200
========================================================================

ENVIRONMENTAL SERVICES-0.53%

Headwaters Inc.(a)                                 35,000        574,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

FOOD DISTRIBUTORS-0.45%

SUPERVALU INC.                                     30,000   $    494,100
========================================================================

GENERAL MERCHANDISE STORES-1.29%

Dollar Tree Stores, Inc.(a)                        55,000      1,399,750
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-7.13%

Accredo Health, Inc.(a)                            30,000        443,100
------------------------------------------------------------------------
AmerisourceBergen Corp.                            20,000      1,157,000
------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                   45,000        409,500
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           50,000      2,948,000
------------------------------------------------------------------------
Henry Schein, Inc.(a)                              10,000        431,500
------------------------------------------------------------------------
McKesson Corp.                                     60,000      1,664,400
------------------------------------------------------------------------
Omnicare, Inc.                                     15,000        397,800
------------------------------------------------------------------------
Patterson Dental Co.(a)                             7,500        301,275
========================================================================
                                                               7,752,575
========================================================================

HEALTH CARE EQUIPMENT-0.84%

Baxter International Inc.                          20,000        460,000
------------------------------------------------------------------------
CTI Molecular Imaging, Inc.(a)                     25,000        459,000
========================================================================
                                                                 919,000
========================================================================

HEALTH CARE FACILITIES-3.29%

HCA Inc.                                           50,000      1,605,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A         17,900        305,374
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           55,000      1,210,550
------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                          25,000        463,250
========================================================================
                                                               3,584,174
========================================================================

HEALTH CARE SUPPLIES-0.93%

Fisher Scientific International Inc.(a)            35,000      1,008,350
========================================================================

HOME IMPROVEMENT RETAIL-0.39%

Home Depot, Inc. (The)                             15,000        421,950
========================================================================

HOTELS, RESORTS & CRUISE LINES-2.96%

Carnival Corp. (Panama)                            30,000        827,700
------------------------------------------------------------------------
Intrawest Corp. (Canada)                          125,000      1,457,500
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          35,000        939,400
========================================================================
                                                               3,224,600
========================================================================

HOUSEHOLD PRODUCTS-0.69%

Kimberly-Clark Corp.                               15,000        746,550
========================================================================

INDUSTRIAL MACHINERY-3.00%

Kennametal Inc.                                    25,000        787,250
------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                          35,000        651,000
------------------------------------------------------------------------
Parker-Hannifin Corp.                              20,000        813,600
------------------------------------------------------------------------
SPX Corp.(a)                                       30,000      1,014,000
========================================================================
                                                               3,265,850
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTERNET RETAIL-0.41%

Priceline.com Inc.(a)                             200,000   $    444,000
========================================================================

INTERNET SOFTWARE & SERVICES-0.33%

SonicWALL, Inc.(a)                                100,000        357,000
========================================================================

IT CONSULTING & SERVICES-5.74%

Accenture Ltd.-Class A (Bermuda)(a)                55,000        881,100
------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      25,000      1,192,500
------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            35,000        628,600
------------------------------------------------------------------------
SRA International, Inc.-Class A(a)                 20,000        473,000
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      100,000      2,150,000
------------------------------------------------------------------------
Titan Corp. (The)(a)                              115,000        923,450
========================================================================
                                                               6,248,650
========================================================================

LEISURE FACILITIES-0.54%

Six Flags, Inc.(a)                                100,000        588,000
========================================================================

LEISURE PRODUCTS-0.51%

RC2 Corp.(a)                                       35,000        555,800
========================================================================

MANAGED HEALTH CARE-3.38%

Aetna Inc.                                         11,000        547,800
------------------------------------------------------------------------
AMERIGROUP Corp.(a)                                20,000        582,400
------------------------------------------------------------------------
Anthem, Inc.(a)                                    25,000      1,716,000
------------------------------------------------------------------------
Humana Inc.(a)                                     75,000        828,750
========================================================================
                                                               3,674,950
========================================================================

METAL & GLASS CONTAINERS-0.34%

Intertape Polymer Group Inc. (Canada)(a)           75,000        375,000
========================================================================

MOVIES & ENTERTAINMENT-0.45%

Regal Entertainment Group-Class A                  25,000        490,000
========================================================================

OIL & GAS DRILLING-3.15%

ENSCO International Inc.                           40,000      1,016,000
------------------------------------------------------------------------
Parker Drilling Co.(a)                            300,000        588,000
------------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)               35,000      1,203,300
------------------------------------------------------------------------
Pride International, Inc.(a)                       40,000        620,800
========================================================================
                                                               3,428,100
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.49%

Cal Dive International, Inc.(a)                    75,000      1,207,500
------------------------------------------------------------------------
Hanover Compressor Co.(a)                         125,000      1,051,250
------------------------------------------------------------------------
Oil States International, Inc.(a)                  40,000        455,200
========================================================================
                                                               2,713,950
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.94%

Ultra Petroleum Corp.(a)                           60,000        600,000
------------------------------------------------------------------------
Westport Resources Corp.(a)                        20,300        423,052
========================================================================
                                                               1,023,052
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.80%

Hershey Foods Corp.                                15,000   $    978,750
------------------------------------------------------------------------
Smithfield Foods, Inc.(a)                          50,000        980,000
========================================================================
                                                               1,958,750
========================================================================

PERSONAL PRODUCTS-0.75%

Estee Lauder Cos. Inc. (The)-Class A               25,000        812,500
========================================================================

PHARMACEUTICALS-1.53%

American Pharmaceutical Partners, Inc.(a)          25,000        583,750
------------------------------------------------------------------------
Pfizer Inc.                                        35,000      1,076,250
========================================================================
                                                               1,660,000
========================================================================

PROPERTY & CASUALTY INSURANCE-1.15%

ACE Ltd. (Cayman Islands)                          25,000        827,000
------------------------------------------------------------------------
Infiniti Property & Casualty Corp.                 20,000        422,000
========================================================================
                                                               1,249,000
========================================================================

REINSURANCE-0.54%

Everest Re Group, Ltd. (Bermuda)                    8,500        592,025
========================================================================

RESTAURANTS-2.14%

Darden Restaurants, Inc.                           25,000        437,750
------------------------------------------------------------------------
Jack in the Box Inc.(a)                            30,000        534,000
------------------------------------------------------------------------
Landry's Restaurants, Inc.                         30,000        561,000
------------------------------------------------------------------------
Papa John's International, Inc.(a)                 15,000        356,700
------------------------------------------------------------------------
Wendy's International, Inc.                        15,000        435,600
========================================================================
                                                               2,325,050
========================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Cabot Microelectronics Corp.(a)                    25,000      1,080,500
========================================================================

SEMICONDUCTORS-2.19%

Agere Systems Inc.-Class A(a)                     400,000        716,000
------------------------------------------------------------------------
Microchip Technology Inc.                          80,000      1,663,200
========================================================================
                                                               2,379,200
========================================================================

SOFT DRINKS-0.74%

Coca-Cola Co. (The)                                20,000        808,000
========================================================================

SPECIALTY STORES-2.43%

Foot Locker, Inc.                                  75,000        825,000
------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          20,000        423,800
------------------------------------------------------------------------
Michaels Stores, Inc.(a)                            9,000   $    281,160
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Pier 1 Imports, Inc.                               25,000        464,000
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           25,000        647,000
========================================================================
                                                               2,640,960
========================================================================

SYSTEMS SOFTWARE-1.38%

Microsoft Corp.                                    40,000      1,022,800
------------------------------------------------------------------------
NetIQ Corp.(a)                                     35,000        482,300
========================================================================
                                                               1,505,100
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.45%

Arris Group Inc.(a)                               125,000        487,625
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 50,000      1,088,550
========================================================================
                                                               1,576,175
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.32%

Fastenal Co.                                       10,000        345,900
========================================================================

TRUCKING-0.86%

Yellow Corp.(a)                                    35,000        934,500
========================================================================
    Total Common Stocks (Cost $96,418,135)                    97,001,996
========================================================================

MONEY MARKET FUNDS-12.99%

STIC Liquid Assets Portfolio(b)                 7,068,820      7,068,820
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         7,068,820      7,068,820
========================================================================
    Total Money Market Funds (Cost
      $14,137,640)                                            14,137,640
========================================================================
TOTAL INVESTMENTS-102.15% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $110,555,775)                111,139,636
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.96%

STIC Liquid Assets Portfolio(b)(c)             14,095,815     14,095,815
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $14,095,815)                                      14,095,815
========================================================================
TOTAL INVESTMENTS-115.11% (Cost $124,651,590)                125,235,451
========================================================================
OTHER ASSETS LESS LIABILITIES-(15.11%)                       (16,434,576)
========================================================================
NET ASSETS-100.00%                                          $108,800,875
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $124,651,590)*                               $125,235,451
-----------------------------------------------------------
Receivables for:
  Investments sold                                5,190,826
-----------------------------------------------------------
  Fund shares sold                                  227,756
-----------------------------------------------------------
  Dividends                                          17,260
-----------------------------------------------------------
Investment for deferred compensation plan            12,874
-----------------------------------------------------------
Other assets                                         20,469
===========================================================
    Total assets                                130,704,636
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,980,399
-----------------------------------------------------------
  Fund shares reacquired                            541,119
-----------------------------------------------------------
  Deferred compensation plan                         12,874
-----------------------------------------------------------
  Collateral upon return of securities loaned    14,095,815
-----------------------------------------------------------
Accrued distribution fees                            89,093
-----------------------------------------------------------
Accrued trustees' fees                                  756
-----------------------------------------------------------
Accrued transfer agent fees                         120,016
-----------------------------------------------------------
Accrued operating expenses                           63,689
===========================================================
    Total liabilities                            21,903,761
===========================================================
Net assets applicable to shares outstanding    $108,800,875
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $287,183,295
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,153,720)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts   (177,812,561)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        583,861
===========================================================
                                               $108,800,875
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 55,758,108
___________________________________________________________
===========================================================
Class B                                        $ 36,513,289
___________________________________________________________
===========================================================
Class C                                        $ 16,529,478
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          12,055,419
___________________________________________________________
===========================================================
Class B                                           8,050,882
___________________________________________________________
===========================================================
Class C                                           3,647,073
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       4.63
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.63 divided by
      94.50%)                                  $       4.90
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       4.54
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       4.53
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $13,499,539 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   172,413
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       52,905
-------------------------------------------------------------------------
Security lending income                                            13,309
=========================================================================
    Total investment income                                       238,627
=========================================================================

EXPENSES:

Advisory fees                                                     461,327
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     28,431
-------------------------------------------------------------------------
Distribution fees -- Class A                                       96,303
-------------------------------------------------------------------------
Distribution fees -- Class B                                      184,747
-------------------------------------------------------------------------
Distribution fees -- Class C                                       82,838
-------------------------------------------------------------------------
Transfer agent fees                                               419,252
-------------------------------------------------------------------------
Trustees' fees                                                      4,641
-------------------------------------------------------------------------
Other                                                              76,763
=========================================================================
    Total expenses                                              1,379,097
=========================================================================
Less: Fees waived and expenses paid indirectly                     (1,640)
=========================================================================
    Net expenses                                                1,377,457
=========================================================================
Net investment income (loss)                                   (1,138,830)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (1,797,182)
-------------------------------------------------------------------------
  Option contracts written                                        291,831
=========================================================================
                                                               (1,505,351)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   14,054,504
=========================================================================
Net gain from investment securities and option contracts       12,549,153
=========================================================================
Net increase in net assets resulting from operations          $11,410,323
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,138,830)   $  (2,977,371)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (1,505,351)     (43,488,298)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   14,054,504        7,080,269
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  11,410,323      (39,385,400)
============================================================================================
Share transactions-net:
  Class A                                                        (1,759,890)     (10,076,931)
--------------------------------------------------------------------------------------------
  Class B                                                        (3,422,576)      (8,139,807)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,502,626)      (2,937,370)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (7,685,092)     (21,154,108)
============================================================================================
    Net increase (decrease) in net assets                         3,725,231      (60,539,508)
============================================================================================

NET ASSETS:

  Beginning of period                                           105,075,644      165,615,152
============================================================================================
  End of period                                               $ 108,800,875    $ 105,075,644
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Emerging Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets plus 0.80% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $766.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $226,575 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $96,303, $184,747 and $82,838, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $10,032 in front-end sales commissions from the sale of Class A shares and $278, $158 and $930 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,273 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $874 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $874.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $13,499,539 were on loan to brokers. The loans were secured by cash collateral of $14,095,815 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $13,309 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               6,300        445,583
----------------------------------------------------------
Closed                               (4,650)      (326,387)
----------------------------------------------------------
Exercised                              (276)       (22,857)
----------------------------------------------------------
Expired                              (1,374)       (96,339)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $128,445,323
----------------------------------------------------------
October 31, 2010                                45,298,855
==========================================================
Total capital loss carryforward               $173,744,178
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $157,884,051 and $165,038,585, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 5,377,269
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,041,761)
===========================================================
Net unrealized appreciation of investment
  securities                                    $   335,508
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $124,899,943.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,752,258    $ 25,389,591      8,104,455    $ 45,061,733
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,000,322       4,331,744      1,711,610       9,848,093
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        436,921       1,896,887      1,313,206       7,417,468
=======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         40,111         173,037         70,830         388,408
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (40,885)       (173,037)       (72,057)       (388,408)
=======================================================================================================================
Reacquired:
  Class A                                                     (6,326,126)    (27,322,518)   (10,450,880)    (55,527,072)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,811,824)     (7,581,283)    (3,473,227)    (17,599,492)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,038,429)     (4,399,513)    (1,969,513)    (10,354,838)
=======================================================================================================================
                                                              (1,987,652)   $ (7,685,092)    (4,765,576)   $(21,154,108)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                                            MARCH 31, 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED               OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ---------------------         OCTOBER 31,
                                                                 2003           2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.12         $  5.46       $ 10.50           $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)       (0.08)(a)     (0.10)             (0.04)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.55           (1.26)        (4.51)              0.54
===========================================================================================================================
    Total from investment operations                              0.51           (1.34)        (4.61)              0.50
===========================================================================================================================
Less distributions from net realized gains                          --              --         (0.43)                --
===========================================================================================================================
Net asset value, end of period                                 $  4.63         $  4.12       $  5.46           $  10.50
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  12.38%         (24.54)%      (45.37)%             5.00%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $55,758         $51,822       $81,114           $147,101
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.22%(c)        1.89%         1.71%(d)           1.68%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.78)%(c)      (1.54)%       (1.32)%            (1.04)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                         157%            407%          242%               111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $55,486,594.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.83%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                                            MARCH 31, 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED               OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ---------------------         OCTOBER 31,
                                                                 2003           2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.05         $  5.40       $ 10.47           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)       (0.12)(a)     (0.14)            (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.54           (1.23)        (4.50)             0.54
===========================================================================================================================
    Total from investment operations                              0.49           (1.35)        (4.64)             0.47
===========================================================================================================================
Less distributions from net realized gains                          --              --         (0.43)               --
===========================================================================================================================
Net asset value, end of period                                 $  4.54         $  4.05       $  5.40           $ 10.47
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  12.10%         (25.00)%      (45.81)%            4.70%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $36,513         $36,060       $58,019           $94,740
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.87%(c)        2.55%         2.36%(d)          2.37%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.43)%(c)      (2.19)%       (1.98)%           (1.73)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                         157%            407%          242%              111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,255,638.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                            MARCH 31, 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED               OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ---------------------         OCTOBER 31,
                                                                 2003           2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.05         $  5.40       $ 10.46           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)       (0.12)(a)     (0.14)            (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.53           (1.23)        (4.49)             0.53
===========================================================================================================================
    Total from investment operations                              0.48           (1.35)        (4.63)             0.46
===========================================================================================================================
Less distributions from net realized gains                          --              --         (0.43)               --
===========================================================================================================================
Net asset value, end of period                                 $  4.53         $  4.05       $  5.40           $ 10.46
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  11.85%         (25.00)%      (45.76)%            4.60%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $16,529         $17,194       $26,483           $41,361
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.87%(c)        2.55%         2.36%(d)          2.37%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.43)%(c)      (2.19)%       (1.98)%           (1.73)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                         157%            407%          242%              111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,704,824.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND
Robert H. Graham           Robert H. Graham                    11 Greenway Plaza
Mark H. Williamson         Chairman and President              Suite 100
Frank S. Bayley                                                Houston, TX 77046
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President            INVESTMENT ADVISOR
Edward K. Dunn Jr.                                             A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                     11 Greenway Plaza
Carl Frischling            Senior Vice President               Suite 100
Prema Mathai-Davis                                             Houston, TX 77046
Lewis F. Pennock           Gary T. Crum
Ruth H. Quigley            Senior Vice President               TRANSFER AGENT
Louis S. Sklar                                                 A I M Fund Services, Inc.
                           Dana R. Sutton                      P.O. Box 4739
                           Vice President and Treasurer        Houston, TX 77210-4739

                           Stuart W. Coco                      CUSTODIAN
                           Vice President                      State Street Bank and Trust Company
                                                               225 Franklin Street
                           Melville B. Cox                     Boston, MA 02110
                           Vice President
                                                               COUNSEL TO THE FUND
                           Edgar M. Larsen                     Ballard Spahr
                           Vice President                      Andrews & Ingersoll, LLP
                                                               1735 Market Street
                           Nancy L. Martin                     Philadelphia, PA 19103
                           Secretary
                                                               COUNSEL TO THE TRUSTEES
                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR
                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDs--Registered Trademark--

     DOMESTIC EQUITY                          INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                       TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                   AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                     TAX-FREE
AIM Large Cap Growth Fund                               SECTOR EQUITY
AIM Libra Fund                                                                             AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

Mutual   Retirement     Annuities   College    Separately    Offshore    Alternative    Cash
Funds    Products                   Savings    Managed       Products    Investments    Management
                                    Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--
                          YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--



AIMinvestments.com                                                     EMG-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                         AIM LARGE CAP BASIC VALUE FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--


        AIM Large Cap Basic Value Fund seeks to provide long-term growth of capital with a secondary objective of current income. The fund invests primarily in equity securities of large U.S. companies believed to be undervalued compared to their intrinsic value.


               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

GEOGRAPHICAL BREAKDOWN

As of 4/30/03, based on total net assets

                                   (PIE CHART)

BERMUDA                                                            3.8%
NETHERLANDS                                                        4.1%
CAYMAN ISLANDS                                                     4.7%
U.S.                                                              87.4%


TOTAL NUMBER OF HOLDINGS*                                           43

TOTAL NET ASSETS                                        $186.8 MILLION

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (6/30/99)                                       -1.64%
  1 Year                                                  -24.74

CLASS B SHARES
 Inception (8/1/00)                                        -5.95%
  1 Year                                                  -24.82

CLASS C SHARES
 Inception (8/1/00)                                        -4.90%
  1 Year                                                  -21.65

CLASS R SHARES**
 Inception 6/3/99                                          -0.32%
  1 Year                                                  -20.46

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 6/30/99). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                                  4.13%
CLASS B SHARES                                                  3.75
CLASS C SHARES                                                  3.75
CLASS R SHARES                                                  4.02
RUSSELL 1000 INDEX (Broad market index)                         4.75
RUSSELL 1000 VALUE INDEX (Style specific index)                 5.25
LIPPER LARGE CAP VALUE FUND INDEX (Peer group)                  4.39
Source: Lipper, Inc.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (6/30/99), -4.05%; one year, -33.74%. Class B shares, inception (8/1/00), -9.28%; one year, -33.82%. Class C shares, inception (8/1/00), -8.25%; one year, -30.97%. Class R shares, inception, -2.74%, one year, -29.95%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=============================================================================================
TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------
 1. Citigroup Inc.                       3.9%    1. Diversified Financial Services      14.7%

 2. Tyco International Ltd. (Bermuda)    3.8     2. Banks                                6.7

 3. Freddie Mac                          3.7     3. Industrial Conglomerates             5.9

 4. Gap, Inc. (The)                      3.2     4. Advertising                          5.0

 5. Walt Disney Co. (The)                3.2     5. Pharmaceuticals                      4.5

 6. Waste Management, Inc.               3.0     6. Data Processing Services             4.4

 7. Applied Materials, Inc.              2.9     7. Oil & Gas Drilling                   3.9

 8. Omnicom Group Inc.                   2.9     8. Diversified Commercial Services      3.9

 9. First Data Corp.                     2.8     9. Food Retail                          3.4

10. Schlumberger Ltd. (Netherlands)      2.8    10. Apparel Retail                       3.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=============================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Large Cap Basic Value Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o "The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus."

o In the schedule of investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. About indexes and other performance benchmarks cited in this report:

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT

o The unmanaged Lipper Large Cap Value Fund Index represents as average of the performance of the 30 largest large-capitalization value funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.

o The unmanaged Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

For more information, please visit aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           This is the report on AIM Large Cap Basic Value Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM)             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while tele-communications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values returned 5.25%.

YOUR FUND

The long-term strategy of buying quality companies when they are undervalued and out of favor on Wall Street produced positive results for AIM Large Cap Basic Value Fund, with the portfolio achieving favorable results at net asset value for the six months ended April 30, 2003.

    Fund managers Bret W. Stanley, Matthew W. Seinsheimer, Robert Canon Coleman II and Michael J. Simon purchase companies that they believe have the potential for above-average growth in revenues and earnings and that they believe are undervalued in relation to long-term earning power or other factors.

    At the close of the reporting period, the fund's largest industry positions were in diversified financial services, banks, and industrial conglomerates. The fund had 43 total holdings as of April 30, 2003.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Large Cap Basic Value Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                        POSITIVE PERFORMANCE DURING MARCH

                       AND APRIL 2003 ENABLED MAJOR STOCK

                      MARKET INDEXES TO POST GAINS FOR THE

                                REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.32%

ADVERTISING-5.01%

Interpublic Group of Cos., Inc. (The)(a)          347,500   $  3,961,500
------------------------------------------------------------------------
Omnicom Group Inc.                                 87,300      5,403,870
========================================================================
                                                               9,365,370
========================================================================

AEROSPACE & DEFENSE-1.75%

Honeywell International Inc.                      138,600      3,270,960
========================================================================

APPAREL RETAIL-3.20%

Gap, Inc. (The)                                   359,100      5,971,833
========================================================================

BANKS-6.75%

Bank of America Corp.                              60,900      4,509,645
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  163,000      4,311,350
------------------------------------------------------------------------
Bank One Corp.                                    105,000      3,785,250
========================================================================
                                                              12,606,245
========================================================================

BUILDING PRODUCTS-2.48%

Masco Corp.                                       219,800      4,631,186
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-1.47%

Deere & Co.                                        62,200      2,738,666
========================================================================

CONSUMER ELECTRONICS-1.29%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              129,270      2,414,763
========================================================================

DATA PROCESSING SERVICES-4.40%

Ceridian Corp.(a)                                 215,300      3,003,435
------------------------------------------------------------------------
First Data Corp.                                  133,200      5,225,436
========================================================================
                                                               8,228,871
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.90%

Cendant Corp.(a)                                  322,000      4,598,160
------------------------------------------------------------------------
H&R Block, Inc.                                    69,700      2,691,814
========================================================================
                                                               7,289,974
========================================================================

DIVERSIFIED FINANCIAL SERVICES-14.73%

Citigroup Inc.                                    185,293      7,272,751
------------------------------------------------------------------------
Freddie Mac                                       117,900      6,826,410
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           152,000      4,461,200
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         104,000      4,269,200
------------------------------------------------------------------------
Morgan Stanley                                    105,000      4,698,750
========================================================================
                                                              27,528,311
========================================================================

ENVIRONMENTAL SERVICES-2.95%

Waste Management, Inc.                            253,750   $  5,511,450
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOOD RETAIL-3.45%

Kroger Co. (The)(a)                               289,100      4,134,130
------------------------------------------------------------------------
Safeway Inc.(a)                                   139,000      2,310,180
========================================================================
                                                               6,444,310
========================================================================

GENERAL MERCHANDISE STORES-2.67%

Target Corp.                                      149,100      4,985,904
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.23%

McKesson Corp.                                    150,000      4,161,000
========================================================================

HEALTH CARE FACILITIES-2.19%

HCA Inc.                                           47,000      1,508,700
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         174,000      2,582,160
========================================================================
                                                               4,090,860
========================================================================

INDUSTRIAL CONGLOMERATES-5.92%

General Electric Co.                              133,000      3,916,850
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 458,400      7,151,040
========================================================================
                                                              11,067,890
========================================================================

INDUSTRIAL MACHINERY-2.07%

Illinois Tool Works Inc.                           60,600      3,877,188
========================================================================

INSURANCE BROKERS-1.20%

Marsh & McLennan Cos., Inc.                        47,100      2,245,728
========================================================================

LIFE & HEALTH INSURANCE-1.63%

Prudential Financial, Inc.                         95,000      3,037,150
========================================================================

MANAGED HEALTH CARE-1.82%

UnitedHealth Group Inc.                            36,900      3,399,597
========================================================================

MOVIES & ENTERTAINMENT-3.16%

Walt Disney Co. (The)                             316,800      5,911,488
========================================================================

OIL & GAS DRILLING-3.93%

ENSCO International Inc.                          139,000      3,530,600
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                  200,277      3,815,277
========================================================================
                                                               7,345,877
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.79%

Schlumberger Ltd. (Netherlands)                   124,200      5,207,706
========================================================================

PHARMACEUTICALS-4.55%

Pfizer Inc.                                       110,399      3,394,769
------------------------------------------------------------------------
Wyeth                                             117,200      5,101,716
========================================================================
                                                               8,496,485
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PHOTOGRAPHIC PRODUCTS-1.47%

Eastman Kodak Co.                                  92,100   $  2,754,711
========================================================================

PROPERTY & CASUALTY INSURANCE-2.63%

ACE Ltd. (Cayman Islands)                         148,300      4,905,764
========================================================================

SEMICONDUCTOR EQUIPMENT-2.93%

Applied Materials, Inc.(a)                        375,000      5,475,000
========================================================================

SYSTEMS SOFTWARE-2.68%

Computer Associates International, Inc.           308,500      5,010,040
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.07%

Motorola, Inc.                                    252,500      1,997,275
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $201,679,756)                          179,971,602
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-3.79%

STIC Liquid Assets Portfolio(b)                 3,536,898   $  3,536,898
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         3,536,898      3,536,898
========================================================================
    Total Money Market Funds (Cost
      $7,073,796)                                              7,073,796
========================================================================
TOTAL INVESTMENTS-100.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $208,753,552)                187,045,398
========================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.08%

STIC Liquid Assets Portfolio(b)(c)                150,000        150,000
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $150,000)                                            150,000
========================================================================
TOTAL INVESTMENTS-100.19% (Cost $208,903,552)                187,195,398
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                           (363,544)
========================================================================
NET ASSETS-100.00%                                          $186,831,854
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $208,903,552)*                               $187,195,398
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  447,490
-----------------------------------------------------------
  Dividends                                         108,286
-----------------------------------------------------------
Investment for deferred compensation plan            16,310
-----------------------------------------------------------
Other assets                                         35,201
===========================================================
    Total assets                                187,802,685
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            499,944
-----------------------------------------------------------
  Deferred compensation plan                         16,310
-----------------------------------------------------------
  Collateral upon return of securities loaned       150,000
-----------------------------------------------------------
Accrued distribution fees                           176,166
-----------------------------------------------------------
Accrued trustees' fees                                  967
-----------------------------------------------------------
Accrued transfer agent fees                          85,767
-----------------------------------------------------------
Accrued operating expenses                           41,677
===========================================================
    Total liabilities                               970,831
===========================================================
Net assets applicable to shares outstanding    $186,831,854
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $236,647,394
-----------------------------------------------------------
Undistributed net investment income (loss)         (251,498)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (27,855,888)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                         (21,708,154)
===========================================================
                                               $186,831,854
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 99,590,036
___________________________________________________________
===========================================================
Class B                                        $ 64,419,202
___________________________________________________________
===========================================================
Class C                                        $ 22,720,301
___________________________________________________________
===========================================================
Class R                                        $    102,315
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          10,395,007
___________________________________________________________
===========================================================
Class B                                           6,845,240
___________________________________________________________
===========================================================
Class C                                           2,414,684
___________________________________________________________
===========================================================
Class R                                              10,695
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.58
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.58 divided by
      94.50%)                                  $      10.14
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       9.41
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.41
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.57
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $139,500 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,560)          $  1,337,726
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        60,390
--------------------------------------------------------------------------
Security lending income                                                 29
==========================================================================
    Total investment income                                      1,398,145
==========================================================================

EXPENSES:

Advisory fees                                                      554,437
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      20,633
--------------------------------------------------------------------------
Distribution fees -- Class A                                       171,098
--------------------------------------------------------------------------
Distribution fees -- Class B                                       321,240
--------------------------------------------------------------------------
Distribution fees -- Class C                                       113,677
--------------------------------------------------------------------------
Distribution fees -- Class R                                           147
--------------------------------------------------------------------------
Transfer agent fees                                                329,253
--------------------------------------------------------------------------
Trustees' fees                                                       4,729
--------------------------------------------------------------------------
Other                                                               93,431
==========================================================================
    Total expenses                                               1,633,440
==========================================================================
Less: Fees waived and expenses paid indirectly                      (2,446)
==========================================================================
    Net expenses                                                 1,630,994
==========================================================================
Net investment income (loss)                                      (232,849)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (10,890,245)
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    16,504,259
==========================================================================
Net gain from investment securities                              5,614,014
==========================================================================
Net increase in net assets resulting from operations          $  5,381,165
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (232,849)   $   (400,729)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (10,890,245)    (13,193,071)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       16,504,259     (26,617,408)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  5,381,165     (40,211,208)
==========================================================================================
Share transactions-net:
  Class A                                                        2,308,590      47,013,800
------------------------------------------------------------------------------------------
  Class B                                                       (1,380,988)     19,109,813
------------------------------------------------------------------------------------------
  Class C                                                          284,603       6,186,422
------------------------------------------------------------------------------------------
  Class R                                                           92,263          10,003
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          1,304,468      72,320,038
==========================================================================================
    Net increase in net assets                                   6,685,633      32,108,830
==========================================================================================

NET ASSETS:

  Beginning of period                                          180,146,221     148,037,391
==========================================================================================
  End of period                                               $186,831,854    $180,146,221
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $893.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $165,229 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $171,098, $321,240, $113,677 and $147, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $26,881 in front-end sales commissions from the sale of Class A shares and $681, $0, $3,058 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,322 and reductions in custodian fees of $231 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,553.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $139,500 were on loan to brokers. The loans were secured by cash collateral of $150,000 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $29 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $ 2,651,488
----------------------------------------------------------
October 31, 2010                               13,408,092
==========================================================
Total capital loss carryforward               $16,059,580
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $31,398,829 and $20,431,704, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  8,489,512
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (31,102,248)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(22,612,736)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $209,808,134.

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                   APRIL 30, 2003               OCTOBER 31, 2002
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,424,906   $ 31,944,034    12,345,842    $130,431,434
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,498,863     13,691,916     4,427,046      47,877,276
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        625,135      5,763,641     1,524,511      16,806,696
---------------------------------------------------------------------------------------------------------------------
  Class R*                                                        10,950        101,715           862          10,003
=====================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         97,842        898,170        69,318         788,677
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (99,484)      (898,170)      (71,494)       (788,677)
=====================================================================================================================
Reacquired:
  Class A                                                     (3,384,611)   (30,533,614)   (8,433,346)    (84,206,311)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,609,409)   (14,174,734)   (2,706,026)    (27,978,786)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (612,016)    (5,479,038)   (1,028,142)    (10,620,274)
---------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (1,117)        (9,452)           --              --
=====================================================================================================================
                                                                 (48,941)  $  1,304,468     6,128,571    $ 72,320,038
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                                                     JUNE 30, 1999
                                          SIX MONTHS                                                (DATE OPERATIONS
                                             ENDED               YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                           APRIL 30,       ----------------------------------         OCTOBER 31,
                                             2003           2002          2001          2000              1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  9.20         $ 10.94       $ 12.05      $ 9.40             $10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.00            0.01(a)       0.02(a)     0.07(a)            0.03
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.38           (1.75)        (1.07)       2.88              (0.63)
====================================================================================================================
    Total from investment operations          0.38           (1.74)        (1.05)       2.95              (0.60)
====================================================================================================================
Less distributions:
  Dividends from net investment income          --              --         (0.04)      (0.18)                --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --         (0.02)      (0.12)                --
====================================================================================================================
    Total distributions                         --              --         (0.06)      (0.30)                --
====================================================================================================================
Net asset value, end of period             $  9.58         $  9.20       $ 10.94      $12.05             $ 9.40
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                               4.13%         (15.90)%       (8.74)%     32.21%             (6.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $99,590         $94,387       $68,676      $5,888             $1,153
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            1.46%(c)        1.38%         1.27%       1.25%              1.25%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         1.46%(c)        1.38%         1.36%       8.21%             10.02%(d)
====================================================================================================================
Ratio of net investment income to
  average net assets                          0.05%(c)        0.11%         0.17%       0.62%              0.87%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                      12%             37%           18%         57%                10%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $98,580,479.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                         CLASS B
                                               -----------------------------------------------------------
                                                                                            AUGUST 1, 2000
                                               SIX MONTHS            YEAR ENDED              (DATE SALES
                                                  ENDED              OCTOBER 31,            COMMENCED) TO
                                                APRIL 30,       ---------------------        OCTOBER 31,
                                                  2003           2002          2001              2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.07         $ 10.86       $ 12.02           $10.85
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.03)          (0.06)(a)     (0.06)(a)         0.00
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.37           (1.73)        (1.05)            1.17
==========================================================================================================
    Total from investment operations               0.34           (1.79)        (1.11)            1.17
==========================================================================================================
Less distributions:
  Dividends from net investment income               --              --         (0.03)              --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --              --         (0.02)              --
==========================================================================================================
    Total distributions                              --              --         (0.05)              --
==========================================================================================================
Net asset value, end of period                  $  9.41         $  9.07       $ 10.86           $12.02
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                    3.75%         (16.48)%       (9.25)%          10.78%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $64,419         $63,977       $58,681           $2,815
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.11%(c)        2.02%         1.95%            1.93%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.11%(c)        2.02%         2.04%            8.89%(d)
==========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.60)%(c)      (0.53)%       (0.51)%          (0.06)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                           12%             37%           18%              57%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $64,780,456.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                         CLASS C
                                               -----------------------------------------------------------
                                                                                            AUGUST 1, 2000
                                               SIX MONTHS            YEAR ENDED              (DATE SALES
                                                  ENDED              OCTOBER 31,             COMMENCED) TO
                                                APRIL 30,       ---------------------        OCTOBER 31,
                                                  2003           2002          2001              2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.07         $ 10.85       $ 12.02           $10.85
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.03)          (0.06)(a)     (0.06)(a)         0.00
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.37           (1.72)        (1.06)            1.17
==========================================================================================================
    Total from investment operations               0.34           (1.78)        (1.12)            1.17
==========================================================================================================
Less distributions:
  Dividends from net investment income               --              --         (0.03)              --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --              --         (0.02)              --
==========================================================================================================
    Total distributions                              --              --         (0.05)              --
==========================================================================================================
Net asset value, end of period                  $  9.41         $  9.07       $ 10.85           $12.02
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                    3.75%         (16.41)%       (9.33)%          10.78%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $22,720         $21,775       $20,680           $1,248
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.11%(c)        2.02%         1.95%            1.93%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.11%(c)        2.02%         2.04%            8.89%(d)
==========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.60)%(c)      (0.53)%       (0.51)%          (0.06)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                           12%             37%           18%              57%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,923,844.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              -----------------------------
                                                                            JUNE 3, 2002
                                                              SIX MONTHS     (DATE SALES
                                                                ENDED       COMMENCED) TO
                                                              APRIL 30,      OCTOBER 31,
                                                                 2003           2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.20          $ 11.60
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)           0.002(a)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.37            (2.40)
===========================================================================================
    Total from investment operations                              0.37            (2.40)
===========================================================================================
Net asset value, end of period                                  $ 9.57          $ 9.20
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   4.02%          (20.69)%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 102           $ 8
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.61%(c)        1.54%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                             1.61%(c)        1.54%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets      (0.10)%(c)       (0.05)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate(e)                                          12%              37%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $59,211.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Directors of INVESCO Stock Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Value Equity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to AIM Large Cap Basic Value Fund ("Buying Fund"), a series of AIM Equity Funds ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                           OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                   11 Greenway Plaza
                              Chairman and President             Suite 100
Mark H. Williamson                                               Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Vice President                     INVESTMENT ADVISOR

Bruce L. Crockett             M. Carome                          A I M Advisors, Inc.
                              Vice President                     11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                              Gary T. Crum                       Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer       A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                              Stuart W. Coco                     Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                                 CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                     State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                              Edgar M. Larsen                    Boston, MA 02110
Louis S. Sklar                Vice President
                                                                 COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                          Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                  FIXED INCOME

AIM Aggressive Growth Fund                      AIM Asia Pacific Growth Fund(2)              TAXABLE
AIM Balanced Fund*                              AIM Developing Markets Fund
AIM Basic Balanced Fund*                        AIM European Growth Fund(2)                  AIM Floating Rate Fund
AIM Basic Value Fund                            AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                              AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                    AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                                AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                          AIM Global Value Fund(5)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund                AIM International Core Equity Fund(2)        AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)                AIM International Emerging Growth Fund       AIM Total Return Bond Fund
AIM Emerging Growth Fund                        AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                       SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                    AIM Global Energy Fund                       AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                 AIM Global Financial Services Fund           AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                         AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                   AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)                  AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)                 AIM New Technology Fund
AIM Premier Equity Fund(2)                      AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

                                      YOUR GOALS. OUR SOLUTIONS.--Servicemark--

Mutual          Retirement      Annuities       College         Separately      Offshore        Alternative     Cash
Funds           Products                        Savings         Managed         Products        Investments     Management
                                                Plans           Accounts

                                            (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

AIMinvestments.com                                                    LCBV-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                         AIM LARGE CAP CORE EQUITY FUND

     (On May 2, 2003, the Fund was Renamed AIM Diversified Dividend Fund and
                 Some of Its Investment Policies Were Changed.)

                                 (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                          YOUR GOALS. OUR SOLUTIONS.
                                 --SERVICEMARK--

                      AIM Large Cap Core Equity Fund seeks
                          long-term growth of capital.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
PORTFOLIO COMPOSITION BY SECTOR

As of 4/30/03

                           [PIE CHART]

HEALTH CARE                           13.4%

CONSUMER DISCRETIONARY                14.4%

FINANCIALS                            22.7%

OTHER                                 39.0%

INDUSTRIALS                           10.5%

TOTAL NUMBER OF HOLDINGS*                89
TOTAL NET ASSETS              $25.0 MILLION

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

                                 [BAR CHART]

CLASS A SHARES
 Inception (12/31/01)              -12.35%
  1 Year                           -17.24

CLASS B SHARES
 Inception (12/31/01)              -11.84%
  1 Year                           -17.30

CLASS C SHARES
 Inception (12/31/01)               -9.17%
  1 Year                           -13.91

In addition to the fund's average annual total returns as of the close of the reporting period shown in the table above, industry regulations require us to provide cumulative total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (12/31/01), -17.61%; one year, -24.73%. Class B shares, inception (12/31/01),
-17.14%; one year, -24.88%. Class C shares, inception (12/31/01), -14.38%; one year, -21.64%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                                  2.07%

CLASS B SHARES                                  1.85

CLASS C SHARES                                  1.73

S&P 500 INDEX (Broad Market Index)              4.47

RUSSELL 1000 INDEX (Style-Specific Index)       4.75

LIPPER LARGE-CAP CORE FUND INDEX                2.96
(Peer Group Index)
================================================================================

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==============================================================================================
TOP 10 EQUITY HOLDINGS*                           TOP 10 INDUSTRIES*
==============================================================================================
 1. General Mills, Inc.                 1.9%       1. Pharmaceuticals                     9.2%

 2. Wyeth                               1.8        2. Banks                               7.9

 3. Merck & Co. Inc.                    1.7        3. Diversified Financial Services      7.7

 4. Morgan Stanley                      1.7        4. Electric Utilities                  5.5

 5. Johnson & Johnson                   1.6        5. Integrated Oil & Gas                5.3

 6. Masco Corp.                         1.6        6. Property & Casualty Insurance       3.5

 7. Wachovia Corp.                      1.6        7. Packaged Foods & Meats              3.3

 8. Bank of America Corp.               1.5        8. Health Care Equipment               2.9

 9. Bard (C.R.), Inc.                   1.5        9. Computer Hardware                   2.6

10. Pfizer Inc.                         1.5       10. Industrial Machinery                2.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Effective 5/2/03, after the close of the reporting period, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund, and some of the fund's investment policies were changed. For more information, please consult the fund's prospectus dated 5/2/03 that was mailed to you, or read it online at aiminvestments.com.

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Large Cap Core Equity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the schedule of investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Large Cap Core Equity Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance
POSITIVE            as of the close of the reporting period appear on the
PERFORMANCE DURING  opposite page. This letter will provide an overview of the
MARCH AND APRIL     markets and your fund during the six months covered by this
2003 ENABLED        report. As always, timely information about your fund and
MAJOR STOCK MARKET  the markets in general is available at our Web site,
INDEXES TO POST     aiminvestments.com.
GAINS FOR THE
REPORTING PERIOD.   MARKET CONDITIONS
ROBERT H. GRAHAM
                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Large Cap Core Equity Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. During the course of the reporting period, fund managers J. Philip Ferguson and Meggan
M. Walsh focused on dividend-paying stocks.

    As a percentage of the fund's total net assets, information technology and consumer staples holdings declined while financials and consumer discretionary stocks increased during the reporting period. At the close of the reporting period, the four largest sectors in the fund's portfolio were financials, health care, consumer discretionary, and industrials. The fund had 89 equity holdings at the end of the reporting period compared to 73 at its outset.

IN CLOSING

I thank you for your continued participation in AIM Large Cap Core Equity Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.



Sincerely,


/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.79%

ADVERTISING-1.44%

Omnicom Group Inc.                                5,800   $   359,020
=====================================================================

AEROSPACE & DEFENSE-1.24%

United Technologies Corp.                         5,000       309,050
=====================================================================

APPAREL RETAIL-1.26%

Limited Brands                                   21,700       315,518
=====================================================================

APPLICATION SOFTWARE-0.63%

SAP A.G.-ADR (Germany)                            6,200       158,162
=====================================================================

AUTO PARTS & EQUIPMENT-0.79%

Johnson Controls, Inc.                            2,400       197,376
=====================================================================

BANKS-7.91%

Bank of America Corp.                             5,200       385,060
---------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                        9,600       314,784
---------------------------------------------------------------------
FleetBoston Financial Corp.                      12,700       336,804
---------------------------------------------------------------------
KeyCorp                                          13,100       315,841
---------------------------------------------------------------------
U.S. Bancorp                                     10,400       230,360
---------------------------------------------------------------------
Wachovia Corp.                                   10,300       393,563
=====================================================================
                                                            1,976,412
=====================================================================

BREWERS-1.06%

Anheuser-Busch Cos., Inc.                         5,300       264,364
=====================================================================

BUILDING PRODUCTS-1.63%

Masco Corp.                                      19,300       406,651
=====================================================================

COMPUTER HARDWARE-2.56%

Diebold, Inc.                                     8,600       343,828
---------------------------------------------------------------------
International Business Machines Corp.             3,500       297,150
=====================================================================
                                                              640,978
=====================================================================

CONSTRUCTION MATERIALS-1.15%

Vulcan Materials Co.                              8,200       286,754
=====================================================================

DATA PROCESSING SERVICES-2.48%

Automatic Data Processing, Inc.                   7,600       255,588
---------------------------------------------------------------------
First Data Corp.                                  9,300       364,839
=====================================================================
                                                              620,427
=====================================================================

DEPARTMENT STORES-0.57%

Nordstrom, Inc.                                   8,200       142,106
=====================================================================

DIVERSIFIED CHEMICALS-2.00%

E. I. Du Pont de Nemours and Co.                  6,400       272,192
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
DIVERSIFIED CHEMICALS-(CONTINUED)

PPG Industries, Inc.                              4,700   $   227,997
=====================================================================
                                                              500,189
=====================================================================

DIVERSIFIED FINANCIAL SERVICES-6.88%

Citigroup Inc.                                    9,300       365,025
---------------------------------------------------------------------
Fannie Mae                                        5,100       369,189
---------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         7,700       316,085
---------------------------------------------------------------------
Morgan Stanley                                    9,700       434,075
---------------------------------------------------------------------
Principal Financial Group, Inc.                   8,100       235,710
=====================================================================
                                                            1,720,084
=====================================================================

ELECTRIC UTILITIES-4.78%

Exelon Corp.                                      6,300       334,152
---------------------------------------------------------------------
FirstEnergy Corp.                                 8,900       300,197
---------------------------------------------------------------------
Public Service Enterprise Group Inc.              9,800       377,006
---------------------------------------------------------------------
Wisconsin Energy Corp.                            7,000       184,310
=====================================================================
                                                            1,195,665
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.85%

Emerson Electric Co.                              4,200       212,940
=====================================================================

FOOTWEAR-1.26%

NIKE, Inc.-Class B                                5,900       315,827
=====================================================================

GENERAL MERCHANDISE STORES-0.95%

Wal-Mart Stores, Inc.                             4,200       236,544
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.23%

IMS Health Inc.                                  19,900       306,460
=====================================================================

HEALTH CARE EQUIPMENT-2.94%

Bard (C.R.), Inc.                                 6,000       380,280
---------------------------------------------------------------------
Becton, Dickinson & Co.                          10,000       354,000
=====================================================================
                                                              734,280
=====================================================================

HOME IMPROVEMENT RETAIL-0.91%

Home Depot, Inc. (The)                            8,100       227,853
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.20%

Carnival Corp. (Panama)                          10,900       300,731
=====================================================================

HOUSEHOLD APPLIANCES-2.19%

Black & Decker Corp. (The)                        7,900       325,875
---------------------------------------------------------------------
Snap-on Inc.                                      7,500       220,125
=====================================================================
                                                              546,000
=====================================================================

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.42%

Kimberly-Clark Corp.                              7,300   $   363,321
---------------------------------------------------------------------
Procter & Gamble Co. (The)                        2,700       242,595
=====================================================================
                                                              605,916
=====================================================================

INDUSTRIAL MACHINERY-2.51%

Dover Corp.                                      10,000       287,400
---------------------------------------------------------------------
Illinois Tool Works Inc.                          5,300       339,094
=====================================================================
                                                              626,494
=====================================================================

INSURANCE BROKERS-0.99%

Marsh & McLennan Cos., Inc.                       5,200       247,936
=====================================================================

INTEGRATED OIL & GAS-5.25%

BP PLC-ADR (United Kingdom)                       7,500       289,050
---------------------------------------------------------------------
ChevronTexaco Corp.                               3,100       194,711
---------------------------------------------------------------------
ConocoPhillips                                    5,700       286,710
---------------------------------------------------------------------
Eni S.p.A. (Italy)                               19,600       279,851
---------------------------------------------------------------------
Total S.A. (France)                               2,000       262,754
=====================================================================
                                                            1,313,076
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.23%

SBC Communications Inc.                          13,200       308,352
=====================================================================

LEISURE PRODUCTS-0.95%

Polaris Industries Inc.                           4,500       237,915
=====================================================================

LIFE & HEALTH INSURANCE-1.09%

Prudential Financial, Inc.                        8,500       271,745
=====================================================================

MULTI-LINE INSURANCE-1.04%

Hartford Financial Services Group, Inc. (The)     6,400       260,864
=====================================================================

OFFICE SERVICES & SUPPLIES-1.39%

Pitney Bowes, Inc.                                9,900       347,589
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.73%

Baker Hughes Inc.                                 6,500       182,000
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.56%

Apache Corp.                                      2,460       140,835
=====================================================================

PACKAGED FOODS & MEATS-3.26%

General Mills, Inc.                              10,300       464,633
---------------------------------------------------------------------
Kellogg Co.                                       3,500       114,590
---------------------------------------------------------------------
Sara Lee Corp.                                   14,000       234,920
=====================================================================
                                                              814,143
=====================================================================

PERSONAL PRODUCTS-1.20%

Avon Products, Inc.                               2,800       162,876
---------------------------------------------------------------------
Gillette Co. (The)                                4,500       137,025
=====================================================================
                                                              299,901
=====================================================================

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

PHARMACEUTICALS-9.24%

Abbott Laboratories                               7,500   $   304,725
---------------------------------------------------------------------
Bristol-Myers Squibb Co.                         12,400       316,696
---------------------------------------------------------------------
Johnson & Johnson                                 7,300       411,428
---------------------------------------------------------------------
Merck & Co. Inc.                                  7,500       436,350
---------------------------------------------------------------------
Pfizer Inc.                                      12,300       378,225
---------------------------------------------------------------------
Wyeth                                            10,600       461,418
=====================================================================
                                                            2,308,842
=====================================================================

PROPERTY & CASUALTY INSURANCE-3.50%

ACE Ltd. (Cayman Islands)                         9,000       297,720
---------------------------------------------------------------------
MGIC Investment Corp.                             5,900       268,214
---------------------------------------------------------------------
St. Paul Cos., Inc. (The)                         9,000       309,060
=====================================================================
                                                              874,994
=====================================================================

RESTAURANTS-1.87%

McDonald's Corp.                                  9,300       159,030
---------------------------------------------------------------------
Outback Steakhouse, Inc.                          8,600       307,364
=====================================================================
                                                              466,394
=====================================================================

SEMICONDUCTORS-2.48%

Intel Corp.                                      19,300       355,120
---------------------------------------------------------------------
Microchip Technology Inc.                         5,500       114,345
---------------------------------------------------------------------
Texas Instruments Inc.                            8,100       149,769
=====================================================================
                                                              619,234
=====================================================================

SOFT DRINKS-0.70%

Coca-Cola Co. (The)                               4,300       173,720
=====================================================================

SYSTEMS SOFTWARE-1.47%

Microsoft Corp.                                  14,400       368,208
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $22,165,376)                         22,441,549
=====================================================================

                                               PRINCIPAL
                                                AMOUNT

BONDS & NOTES-4.53%

AEROSPACE & DEFENSE-0.35%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $ 75,000         87,973
======================================================================

BROADCASTING & CABLE TV-0.97%

Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.88%, 06/15/05                  50,000         55,357
----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                               100,000        108,405
----------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                75,000         77,907
======================================================================
                                                               241,669
======================================================================

CONSUMER FINANCE-0.44%

Household Finance Corp., Sr. Unsec. Global
  Notes, 8.00%, 05/09/05                        100,000        111,411
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-0.81%

Bear Stearns, Cos. Inc. (The), Global Notes,
  3.00%, 03/30/06                              $100,000    $   101,682
----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06     100,000        101,612
======================================================================
                                                               203,294
======================================================================

ELECTRIC UTILITIES-0.71%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        160,000        177,342
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.68%

Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                         50,000         55,499
----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06            100,000        113,676
======================================================================
                                                               169,175
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.57%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                 $125,000    $   142,468
======================================================================
    Total Bonds & Notes (Cost $1,125,153)                    1,133,332
======================================================================

                                                SHARES

MONEY MARKET FUNDS-6.94%

STIC Liquid Assets Portfolio(a)                 867,590        867,590
----------------------------------------------------------------------
STIC Prime Portfolio(a)                         867,590        867,590
======================================================================
    Total Money Market Funds (Cost
      $1,735,180)                                            1,735,180
======================================================================
TOTAL INVESTMENTS-101.26% (Cost $25,025,709)                25,310,061
======================================================================
OTHER ASSETS LESS LIABILITIES-(1.26%)                         (315,593)
======================================================================
NET ASSETS-100.00%                                         $24,994,468
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $25,025,709)                                  $25,310,061
-----------------------------------------------------------
Receivables for:
  Investments sold                                   44,241
-----------------------------------------------------------
  Fund shares sold                                  104,405
-----------------------------------------------------------
  Dividends and interest                             48,090
-----------------------------------------------------------
Investment for deferred compensation plan             3,430
-----------------------------------------------------------
Other assets                                         25,544
===========================================================
    Total assets                                 25,535,771
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             418,559
-----------------------------------------------------------
  Fund shares reacquired                             48,779
-----------------------------------------------------------
  Deferred compensation plan                          3,430
-----------------------------------------------------------
Accrued distribution fees                            20,239
-----------------------------------------------------------
Accrued trustees' fees                                2,017
-----------------------------------------------------------
Accrued transfer agent fees                          18,921
-----------------------------------------------------------
Accrued operating expenses                           29,358
===========================================================
    Total liabilities                               541,303
===========================================================
Net assets applicable to shares outstanding     $24,994,468
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $25,855,111
-----------------------------------------------------------
Undistributed net investment income (loss)          (14,614)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                           (1,130,381)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        284,352
===========================================================
                                                $24,994,468
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $11,486,703
___________________________________________________________
===========================================================
Class B                                         $11,178,616
___________________________________________________________
===========================================================
Class C                                         $ 2,329,149
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           1,292,859
___________________________________________________________
===========================================================
Class B                                           1,268,923
___________________________________________________________
===========================================================
Class C                                             264,686
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.88
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.88 divided by
      94.50%)                                   $      9.40
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      8.81
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      8.80
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $312)            $  172,324
------------------------------------------------------------------------
Dividends from affiliated money market funds                      16,906
------------------------------------------------------------------------
Interest                                                           3,676
========================================================================
    Total investment income                                      192,906
========================================================================

EXPENSES:

Advisory fees                                                     73,264
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    12,536
------------------------------------------------------------------------
Distribution fees -- Class A                                      15,226
------------------------------------------------------------------------
Distribution fees -- Class B                                      45,345
------------------------------------------------------------------------
Distribution fees -- Class C                                       8,837
------------------------------------------------------------------------
Transfer agent fees                                               47,123
------------------------------------------------------------------------
Trustees' fees                                                     5,378
------------------------------------------------------------------------
Registration and filing fees                                      20,578
------------------------------------------------------------------------
Professional fees                                                 15,231
------------------------------------------------------------------------
Other                                                              9,380
========================================================================
    Total expenses                                               277,693
========================================================================
Less: Fees waived and expenses paid indirectly                   (72,222)
========================================================================
    Net expenses                                                 205,471
========================================================================
Net investment income (loss)                                     (12,565)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (927,266)
------------------------------------------------------------------------
  Foreign currencies                                              (1,876)
------------------------------------------------------------------------
  Option contracts written                                         4,942
========================================================================
                                                                (924,200)
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   1,505,244
========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               581,044
========================================================================
Net increase in net assets resulting from operations          $  568,479
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002
(Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (12,565)   $   (40,975)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (924,200)      (206,181)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       1,505,244     (1,220,892)
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   568,479     (1,468,048)
========================================================================================
Share transactions-net:
  Class A                                                       3,319,861      8,520,795
----------------------------------------------------------------------------------------
  Class B                                                       3,877,405      7,728,359
----------------------------------------------------------------------------------------
  Class C                                                       1,179,369      1,268,248
========================================================================================
    Net increase in net assets resulting from share
     transactions                                               8,376,635     17,517,402
========================================================================================
    Net increase in net assets                                  8,945,114     16,049,354
========================================================================================

NET ASSETS:

  Beginning of period                                          16,049,354             --
========================================================================================
  End of period                                               $24,994,468    $16,049,354
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.75%. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary fee waivers or reimbursements, to the extent that the annualized expense ratio does not exceed the voluntary expense limit for the period, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $72,073.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $21,010 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $15,226, $45,345 and $8,837, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $9,120 in front-end sales commissions from the sale of Class A shares and $0, $0 and $161 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $139 and reductions in custodian fees of $10 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $149.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                          CALL OPTION CONTRACTS
                                                          ---------------------
                                                          NUMBER OF    PREMIUMS
                                                          CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                           --       $    --
-------------------------------------------------------------------------------
Written                                                       92         7,576
-------------------------------------------------------------------------------
Closed                                                       (92)       (7,576)
===============================================================================
End of period                                                 --       $    --
_______________________________________________________________________________
===============================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                         CARRYFORWARD
-------------------------------------------------------------------------------
October 31, 2010                                                     $154,832
_______________________________________________________________________________
===============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $21,761,175 and $11,944,947, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities            $ 772,332
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (511,761)
===============================================================================
Net unrealized appreciation of investment securities                  $ 260,571
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $25,049,490.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002 were as follows:

                                                                                            DECEMBER 31, 2001
                                                                                             (DATE OPERATIONS
                                                                 SIX MONTHS ENDED             COMMENCED) TO
                                                                  APRIL 30, 2003             OCTOBER 31, 2002
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      938,159    $ 8,060,299    1,167,599    $10,833,949
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      691,981      5,908,225      976,016      9,080,411
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      239,144      2,059,276      158,298      1,525,564
=================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                       12,970        112,778        2,855         25,596
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (13,069)      (112,778)      (2,981)       (25,596)
=================================================================================================================
Reacquired:
  Class A                                                     (558,877)    (4,853,216)    (269,847)    (2,338,750)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (230,609)    (1,918,042)    (152,415)    (1,326,456)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (103,448)      (879,907)     (29,308)      (257,316)
=================================================================================================================
                                                               976,251    $ 8,376,635    1,850,217    $17,517,402
_________________________________________________________________________________________________________________
=================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                      CLASS A
                                                         ----------------------------------
                                                                          DECEMBER 31, 2001
                                                         SIX MONTHS       (DATE OPERATIONS
                                                          ENDED           COMMENCED) TO
                                                         APRIL 30,        OCTOBER 31,
                                                           2003               2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.70              $ 10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.01(a)             (0.03)(a)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.17                (1.27)
===========================================================================================
    Total from investment operations                         0.18                (1.30)
===========================================================================================
Net asset value, end of period                            $  8.88              $  8.70
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                              2.07%              (13.00)%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $11,487              $ 7,834
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.74%(c)             1.75%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                        2.48%(c)             4.26%(d)
===========================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.23%(c)            (0.34)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate(e)                                     69%                  42%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,772,887.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                      CLASS B
                                                         ----------------------------------
                                                                          DECEMBER 31, 2001
                                                         SIX MONTHS       (DATE OPERATIONS
                                                          ENDED           COMMENCED) TO
                                                         APRIL 30,        OCTOBER 31,
                                                           2003               2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.65              $ 10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.02)(a)            (0.08)(a)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.18                (1.27)
===========================================================================================
    Total from investment operations                         0.16                (1.35)
===========================================================================================
Net asset value, end of period                            $  8.81              $  8.65
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                              1.85%              (13.50)%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $11,179              $ 7,100
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.39%(c)             2.40%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                        3.13%(c)             4.91%(d)
===========================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.42)%(c)           (0.99)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate(e)                                     69%                  42%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,144,215.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                      CLASS C
                                                         ----------------------------------
                                                                          DECEMBER 31, 2001
                                                         SIX MONTHS       (DATE OPERATIONS
                                                          ENDED           COMMENCED) TO
                                                         APRIL 30,        OCTOBER 31,
                                                           2003               2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.65              $ 10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.02)(a)            (0.08)(a)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.17                (1.27)
===========================================================================================
    Total from investment operations                         0.15                (1.35)
===========================================================================================
Net asset value, end of period                             $ 8.80              $  8.65
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                              1.73%              (13.50)%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $2,329              $ 1,116
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.39%(c)             2.40%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                        3.13%(c)             4.91%(d)
===========================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.42)%(c)           (0.99)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate(e)                                     69%                  42%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,781,975.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
Mark H. Williamson        Chairman and President            Suite 100
Frank S. Bayley                                             Houston, TX 77046
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President          INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields            Kevin M. Carome                   11 Greenway Plaza
Carl Frischling           Senior Vice President             Suite 100
Prema Mathai-Davis                                          Houston, TX 77046
Lewis F. Pennock          Gary T. Crum
Ruth H. Quigley           Senior Vice President             TRANSFER AGENT
Louis S. Sklar                                              A I M Fund Services, Inc.
                          Dana R. Sutton                    P.O. Box 4739
                          Vice President and Treasurer      Houston, TX 77210-4739

                          Stuart W. Coco                    CUSTODIAN
                          Vice President                    State Street Bank and Trust Company
                                                            225 Franklin Street
                          Melville B. Cox                   Boston, MA 02110
                          Vice President
                                                            COUNSEL TO THE FUND
                          Edgar M. Larsen                   Ballard Spahr
                          Vice President                    Andrews & Ingersoll, LLP
                                                            1735 Market Street
                          Nancy L. Martin                   Philadelphia, PA 19103
                          Secretary
                                                            COUNSEL TO THE TRUSTEES
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund(2)                    TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund(2)                        AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund                    AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                    AIM Global Value Fund(5)                           AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund(2)              AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                 SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                             AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)           AIM Global Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                        AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)             AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)            AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)           AIM New Technology Fund
AIM Premier Equity Fund(2)                AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


    Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative    Cash
    Funds    Products                 Savings   Managed      Products   Investments    Management
                                      Plans     Accounts

                       [AIM INVESTMENT LOGO APPEARS HERE]
                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--









AIMinvestments.com                                                     DDI-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM LARGE CAP GROWTH FUND

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--


                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

     AIM Large Cap Growth Fund seeks to provide long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies believed to have the potential for above-average growth in revenues and earnings.

              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

As of 4/30/03

                                     [PIE CHART]

HEALTH CARE                             26.7%

CASH & OTHER                             4.4%

TELECOMMUNICATIONS                       1.1%

INDUSTRIALS                              5.2%

CONSUMER STAPLES                         8.4%

CONSUMER DISCRETIONARY                  14.4%

FINANCIALS                              12.9%

INFORMATION TECHNOLOGY                  26.9%

TOTAL NUMBER OF HOLDINGS*                  83
TOTAL NET ASSETS               $256.0 MILLION


================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (3/01/99)                  -7.81%
  1 Year                             -19.46

CLASS B SHARES
 Inception (4/05/99)                 -10.11%
  1 Year                             -19.56

CLASS C SHARES
 Inception (4/05/99)                  -9.66%
  1 Year                             -16.28

CLASS R SHARES**
 Inception                            -6.66%
  1 Year                             -14.80

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 3/01/99.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

    In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (3/01/99), -9.13%; one year, -28.83%. Class B shares, inception (4/05/99), -11.69%; one year, -28.93%. Class C shares, inception (4/05/99), -11.01%; one year, -26.02%. Class
R shares, inception, -7.97%; one year, -24.70%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                               1.63%

CLASS B SHARES                               1.25

CLASS C SHARES                               1.11

CLASS R SHARES                               1.63

S&P 500 INDEX                                4.47
(Broad Market Index)

RUSSELL 1000 GROWTH INDEX                    4.28
(Style-Specific Index)

LIPPER LARGE-CAP GROWTH FUND INDEX           2.37
(Peer Group Index)

Source: Lipper, Inc.

* Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===============================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                                          5.0%        1. Pharmaceuticals                               12.6%

 2. Johnson & Johnson                                        3.7         2. Systems Software                               8.8

 3. Pfizer Inc.                                              3.6         3. Health Care Equipment                          7.8

 4. Dell Computer Corp.                                      3.0         4. Semiconductors                                 5.4

 5. Cisco Systems, Inc.                                      2.6         5. Diversified Financial Services                 5.1

 6. Procter & Gamble Co. (The)                               2.3         6. Banks                                          5.0

 7. Amgen Inc.                                               2.3         7. Household Products                             4.8

 8. SLM Corp.                                                2.1         8. Computer Hardware                              4.2

 9. Teva Pharmaceutical Industries Ltd.-ADR (Israel)         1.7         9. Specialty Stores                               3.0

10. Zimmer Holdings, Inc.                                    1.7        10. Biotechnology                                  2.9

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===============================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Large Cap Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

o In the schedule of investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.

o The unmanaged Russell 1000 Index represents the performance of stocks of large-capitalization companies; the Growth segment measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Large Cap Growth Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
POSITIVE            opposite page. This letter will provide an overview of the
PERFORMANCE DURING  markets and your fund during the six months covered by this
MARCH AND APRIL     report. As always, timely information about your fund and
2003 ENABLED MAJOR  the markets in general is available at our Web site,
STOCK MARKET        aiminvestments.com.
INDEXES TO POST
GAINS FOR THE       MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM    Positive performance during March and April 2003 enabled
                    major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500), an index of
common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while tele- communications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Your fund posted positive returns at net asset value for the six-month period ended April 30, 2003. On that date the fund's largest sectors were health care, information technology, consumer discretionary and financials.

    Of the four largest sectors in the fund, three were the best-performing sectors in the S&P 500 for the four months of 2003 that ended April 30. These three sectors were consumer discretionary, which accounted for 14.4% of the AIM Large Cap Growth Fund's portfolio, information technology, which composed 26.9%, and financials, which constituted 12.9%.

    Throughout the period, portfolio managers Geoff Keeling and Robert Shoss continued to seek out market-leading companies in industries experiencing a favorable secular trend. We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Large Cap Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.65%

AEROSPACE & DEFENSE-0.63%


United Technologies Corp.                           26,200   $  1,619,422
=========================================================================



AIRLINES-0.66%


Ryanair Holdings PLC-ADR (Ireland)(a)               42,600      1,689,942
=========================================================================



APPAREL RETAIL-1.29%


Gap, Inc. (The)                                     99,000      1,646,370
-------------------------------------------------------------------------

TJX Cos., Inc. (The)                                86,500      1,665,125
=========================================================================

                                                                3,311,495
=========================================================================



APPLICATION SOFTWARE-0.86%


Electronic Arts Inc.(a)                             37,300      2,210,771
=========================================================================



BANKS-5.04%


Bank of America Corp.                               35,000      2,591,750
-------------------------------------------------------------------------

Charter One Financial, Inc.                         55,350      1,607,918
-------------------------------------------------------------------------

First Tennessee National Corp.                      50,400      2,207,520
-------------------------------------------------------------------------

Southtrust Corp.                                    52,100      1,399,458
-------------------------------------------------------------------------

U.S. Bancorp                                        69,900      1,548,285
-------------------------------------------------------------------------

Washington Mutual, Inc.                             51,700      2,042,150
-------------------------------------------------------------------------

Wells Fargo & Co.                                   31,300      1,510,538
=========================================================================

                                                               12,907,619
=========================================================================



BIOTECHNOLOGY-2.85%


Amgen Inc.(a)                                       94,000      5,763,140
-------------------------------------------------------------------------

Genentech, Inc.(a)                                  40,300      1,530,997
=========================================================================

                                                                7,294,137
=========================================================================



BREWERS-1.16%


Anheuser-Busch Cos., Inc.                           59,500      2,967,860
=========================================================================



CASINOS & GAMBLING-1.06%


International Game Technology(a)                    31,300      2,701,190
=========================================================================



CATALOG RETAIL-0.85%


USA Interactive(a)                                  72,500      2,171,375
=========================================================================



COMPUTER & ELECTRONICS RETAIL-0.77%


Best Buy Co., Inc.(a)                               57,000      1,971,060
=========================================================================



COMPUTER HARDWARE-4.19%


Dell Computer Corp.(a)                             263,900      7,629,349
-------------------------------------------------------------------------

International Business Machines Corp.               36,500      3,098,850
=========================================================================

                                                               10,728,199
=========================================================================



COMPUTER STORAGE & PERIPHERALS-2.09%


EMC Corp.(a)                                       273,000      2,481,570
-------------------------------------------------------------------------

Lexmark International, Inc.(a)                      38,600      2,876,086
=========================================================================

                                                                5,357,656
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DATA PROCESSING SERVICES-2.48%


First Data Corp.                                   106,600   $  4,181,918
-------------------------------------------------------------------------

Paychex, Inc.                                       69,600      2,167,344
=========================================================================

                                                                6,349,262
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.44%


Apollo Group, Inc.-Class A(a)                       67,800      3,674,692
=========================================================================


DIVERSIFIED FINANCIAL SERVICES-5.10%


American Express Co.                                57,800      2,188,308
-------------------------------------------------------------------------
Citigroup Inc.                                      52,000      2,041,000
-------------------------------------------------------------------------
Fannie Mae                                          28,100      2,034,159
-------------------------------------------------------------------------
Moody's Corp.                                       32,000      1,545,280
-------------------------------------------------------------------------
SLM Corp.                                           46,900      5,252,800
=========================================================================
                                                               13,061,547
=========================================================================


FOOTWEAR-0.80%


NIKE, Inc.-Class B                                  38,300      2,050,199
=========================================================================


GENERAL MERCHANDISE STORES-0.86%


Wal-Mart Stores, Inc.                               39,100      2,202,112
=========================================================================


HEALTH CARE EQUIPMENT-7.79%


Becton, Dickinson & Co.                            104,300      3,692,220
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                          91,400      3,934,770
-------------------------------------------------------------------------
Medtronic, Inc.                                     45,100      2,153,074
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           60,200      3,158,092
-------------------------------------------------------------------------
Stryker Corp.                                       39,600      2,653,596
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                            92,800      4,352,320
=========================================================================
                                                               19,944,072
=========================================================================


HEALTH CARE SUPPLIES-1.27%


Alcon, Inc. (Switzerland)(a)                        73,700      3,246,485
=========================================================================


HOME IMPROVEMENT RETAIL-0.56%


Lowe's Cos., Inc.                                   32,700      1,435,203
=========================================================================


HOUSEHOLD PRODUCTS-4.76%


Clorox Co. (The)                                    66,800      3,020,696
-------------------------------------------------------------------------
Colgate-Palmolive Co.                               55,500      3,172,935
-------------------------------------------------------------------------
Procter & Gamble Co. (The)                          66,800      6,001,980
=========================================================================
                                                               12,195,611
=========================================================================


HOUSEWARES & SPECIALTIES-0.73%


Fortune Brands, Inc.                                38,600      1,868,240
=========================================================================


INTERNET RETAIL-2.23%


Amazon.com, Inc.(a)                                 88,600      2,540,162
-------------------------------------------------------------------------
eBay Inc.(a)                                        34,300      3,182,011
=========================================================================
                                                                5,722,173
=========================================================================


INTERNET SOFTWARE & SERVICES-0.93%


Yahoo! Inc.(a)                                      95,900      2,376,402
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

LEISURE PRODUCTS-1.13%

Mattel, Inc.                                       132,800   $  2,887,072
=========================================================================

LIFE & HEALTH INSURANCE-1.29%

AFLAC Inc.                                         100,700      3,293,897
=========================================================================

MANAGED HEALTH CARE-2.19%

Anthem, Inc.(a)                                     23,200      1,592,448
-------------------------------------------------------------------------
UnitedHealth Group Inc.                             43,600      4,016,868
=========================================================================
                                                                5,609,316
=========================================================================

MOVIES & ENTERTAINMENT-0.62%

Fox Entertainment Group, Inc.-Class A(a)            62,200      1,579,880
=========================================================================

NETWORKING EQUIPMENT-2.60%

Cisco Systems, Inc.(a)                             442,200      6,650,688
=========================================================================

OFFICE ELECTRONICS-0.81%

Canon Inc. (Japan)                                  51,000      2,067,712
=========================================================================

PERSONAL PRODUCTS-1.26%

Avon Products, Inc.                                 55,300      3,216,801
=========================================================================

PHARMACEUTICALS-12.63%

Allergan, Inc.                                      49,000      3,442,250
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        31,000      1,603,320
-------------------------------------------------------------------------
Johnson & Johnson                                  167,900      9,462,844
-------------------------------------------------------------------------
Mylan Laboratories Inc.                             69,900      1,976,073
-------------------------------------------------------------------------
Pfizer Inc.                                        299,300      9,203,475
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          94,000      4,389,800
-------------------------------------------------------------------------
Wyeth                                               52,000      2,263,560
=========================================================================
                                                               32,341,322
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.51%

Ambac Financial Group, Inc.                         32,400      1,890,540
-------------------------------------------------------------------------
Progressive Corp. (The)                             29,200      1,985,600
=========================================================================
                                                                3,876,140
=========================================================================

RESTAURANTS-0.55%

Starbucks Corp.(a)                                  59,500      1,397,655
=========================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

Applied Materials, Inc.(a)                          99,000      1,445,400
=========================================================================

SEMICONDUCTORS-5.39%

Altera Corp.(a)                                    135,800      2,146,998
-------------------------------------------------------------------------
Analog Devices, Inc.(a)                             58,400      1,934,208
-------------------------------------------------------------------------
Intel Corp.                                        102,000      1,876,800
-------------------------------------------------------------------------
Linear Technology Corp.                            105,900      3,650,373
-------------------------------------------------------------------------
Texas Instruments Inc.                              53,100        981,819
-------------------------------------------------------------------------
Xilinx, Inc.(a)                                    118,800      3,215,916
=========================================================================
                                                               13,806,114
=========================================================================

SOFT DRINKS-1.23%

PepsiCo, Inc.                                       73,000      3,159,440
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


SPECIALTY STORES-2.96%

AutoZone, Inc.(a)                                   30,300   $  2,448,543
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                           38,500      1,521,135
-------------------------------------------------------------------------
Staples, Inc.(a)                                   189,800      3,613,792
=========================================================================
                                                                7,583,470
=========================================================================

SYSTEMS SOFTWARE-8.79%

Adobe Systems Inc.                                  57,500      1,987,200
-------------------------------------------------------------------------
Microsoft Corp.                                    500,600     12,800,342
-------------------------------------------------------------------------
Oracle Corp.(a)                                    355,600      4,224,528
-------------------------------------------------------------------------
Symantec Corp.(a)                                   44,900      1,973,355
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                           69,000      1,518,690
=========================================================================
                                                               22,504,115
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.65%

Nokia Oyj-ADR (Finland)                            100,000      1,657,000
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.08%

Nextel Communications, Inc.-Class A(a)             186,400      2,756,856
=========================================================================
Total Common Stocks & Other Equity Interests
  (Cost $226,876,550)                                         244,889,602
=========================================================================
MONEY MARKET FUNDS-3.84%

STIC Liquid Assets Portfolio(b)                  4,912,665      4,912,665
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                          4,912,665      4,912,665
=========================================================================
    Total Money Market Funds (Cost
      $9,825,330)                                               9,825,330
=========================================================================
TOTAL INVESTMENTS-99.49% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $236,701,880)                 254,714,932
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.84%

STIC Liquid Assets Portfolio (b)(c)             12,397,069     12,397,069
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $12,397,069)                                       12,397,069
=========================================================================
TOTAL INVESTMENTS-104.33% (Cost $249,098,949)                 267,112,001
=========================================================================
OTHER ASSETS LESS LIABILITIES-(4.33%)                         (11,084,971)
=========================================================================
NET ASSETS-100.00%                                           $256,027,030
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $249,098,949)*                               $ 267,112,001
------------------------------------------------------------
Foreign currencies, at value (cost $74)                   78
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,270,283
------------------------------------------------------------
  Fund shares sold                                   885,394
------------------------------------------------------------
  Dividends                                          114,490
------------------------------------------------------------
Investment for deferred compensation plan             20,227
------------------------------------------------------------
Other assets                                          27,047
============================================================
    Total assets                                 277,429,520
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,951,836
------------------------------------------------------------
  Fund shares reacquired                             551,821
------------------------------------------------------------
  Deferred compensation plan                          20,227
------------------------------------------------------------
  Collateral upon return of securities loaned     12,397,069
------------------------------------------------------------
Accrued distribution fees                            207,508
------------------------------------------------------------
Accrued trustees' fees                                   848
------------------------------------------------------------
Accrued transfer agent fees                          199,222
------------------------------------------------------------
Accrued operating expenses                            73,959
============================================================
    Total liabilities                             21,402,490
============================================================
Net assets applicable to shares outstanding    $ 256,027,030
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 646,940,668
------------------------------------------------------------
Undistributed net investment income (loss)        (1,702,644)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                         (407,224,443)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               18,013,449
============================================================
                                               $ 256,027,030
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 113,361,183
____________________________________________________________
============================================================
Class B                                        $ 105,786,416
____________________________________________________________
============================================================
Class C                                        $  36,086,004
____________________________________________________________
============================================================
Class R                                        $     793,427
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           15,143,765
____________________________________________________________
============================================================
Class B                                           14,520,472
____________________________________________________________
============================================================
Class C                                            4,950,139
____________________________________________________________
============================================================
Class R                                              105,949
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        7.49
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.49 divided by
      94.50%)                                  $        7.93
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        7.29
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        7.29
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        7.49
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $11,793,927 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $6,703)          $    965,050
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        50,960
--------------------------------------------------------------------------
Interest                                                             6,517
--------------------------------------------------------------------------
Security lending income                                              2,496
==========================================================================
    Total investment income                                      1,025,023
==========================================================================

EXPENSES:

Advisory fees                                                      888,019
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      26,968
--------------------------------------------------------------------------
Distribution fees -- Class A                                       179,139
--------------------------------------------------------------------------
Distribution fees -- Class B                                       497,663
--------------------------------------------------------------------------
Distribution fees -- Class C                                       172,521
--------------------------------------------------------------------------
Distribution fees -- Class R                                         1,008
--------------------------------------------------------------------------
Transfer agent fees                                                784,492
--------------------------------------------------------------------------
Trustees' fees                                                       4,961
--------------------------------------------------------------------------
Other                                                              125,546
==========================================================================
    Total expenses                                               2,705,112
==========================================================================
Less: Fees waived and expenses paid indirectly                      (2,852)
==========================================================================
    Net expenses                                                 2,702,260
==========================================================================
Net investment income (loss)                                    (1,677,237)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (16,312,113)
--------------------------------------------------------------------------
  Foreign currencies                                               (23,083)
--------------------------------------------------------------------------
  Futures contracts                                               (254,779)
==========================================================================
                                                               (16,589,975)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         21,458,304
--------------------------------------------------------------------------
  Foreign currencies                                                   249
==========================================================================
                                                                21,458,553
==========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                              4,868,578
==========================================================================
Net increase in net assets resulting from operations          $  3,191,341
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,677,237)   $  (4,375,738)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (16,589,975)     (87,652,595)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and foreign currencies                           21,458,553       38,162,681
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   3,191,341      (53,865,652)
============================================================================================
Share transactions-net:
  Class A                                                         6,282,338      (10,042,539)
--------------------------------------------------------------------------------------------
  Class B                                                           717,463      (18,237,379)
--------------------------------------------------------------------------------------------
  Class C                                                          (860,308)     (12,801,049)
--------------------------------------------------------------------------------------------
  Class R                                                           751,840           10,502
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           6,891,333      (41,070,465)
============================================================================================
    Net increase (decrease) in net assets                        10,082,674      (94,936,117)
============================================================================================

NET ASSETS:

  Beginning of period                                           245,944,356      340,880,473
============================================================================================
  End of period                                               $ 256,027,030    $ 245,944,356
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading.

     Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $1,042.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $399,842 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $179,139, $497,663, $172,521 and $1,008, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $31,140 in front-end sales commissions from the sale of Class A shares and $381, $69, $2,250 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,810 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,810.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $11,793,927 were on loan to brokers. The loans were secured by cash collateral of $12,397,069 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $2,496 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2007                              $    380,100
----------------------------------------------------------
October 31, 2008                                27,182,658
----------------------------------------------------------
October 31, 2009                               267,323,492
----------------------------------------------------------
October 31, 2010                                94,116,910
==========================================================
  Total capital loss carryforward             $389,003,160
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $131,201,580 and $130,646,261, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $26,536,461
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,722,374)
===========================================================
Net unrealized appreciation of investment
  securities                                    $17,814,087
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $249,297,914.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,725,939    $ 26,619,797     5,159,669    $ 44,948,977
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,428,450      17,064,572     3,444,001      28,987,280
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,144,140       7,982,131     1,465,202      12,332,848
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                       109,815         789,275         1,259          10,502
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         70,696         504,974       136,498       1,177,906
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (72,526)       (504,974)     (139,167)     (1,177,906)
======================================================================================================================
Reacquired:
  Class A                                                     (2,934,805)    (20,842,433)   (6,691,678)    (56,169,422)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,284,123)    (15,842,135)   (5,553,485)    (46,046,753)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,270,180)     (8,842,439)   (3,059,594)    (25,133,897)
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (5,125)        (37,435)           --              --
======================================================================================================================
                                                                 912,281    $  6,891,333    (5,237,295)   $(41,070,465)
______________________________________________________________________________________________________________________
======================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                                                  MARCH 1, 1999
                                                   SIX MONTHS                                                    (DATE OPERATIONS
                                                     ENDED                  YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                   APRIL 30,        --------------------------------------         OCTOBER 31,
                                                      2003            2002           2001           2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   7.37        $   8.82       $  17.74       $  11.29            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.04)(a)       (0.09)(a)      (0.08)(a)      (0.15)(a)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.16           (1.36)         (8.84)          6.60              1.33
=================================================================================================================================
    Total from investment operations                    0.12           (1.45)         (8.92)          6.45              1.29
=================================================================================================================================
Net asset value, end of period                      $   7.49        $   7.37       $   8.82       $  17.74            $11.29
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         1.63%         (16.44)%       (50.28)%        57.13%            13.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $113,361        $105,320       $138,269       $225,255            $7,785
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.92%(c)        1.70%          1.57%          1.58%             1.53%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.05)%(c)      (1.01)%        (0.72)%        (0.82)%           (0.59)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                57%            111%           124%           113%               21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $103,213,331.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.63% (annualized).
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                                                    APRIL 5, 1999
                                                      SIX MONTHS                                                     (DATE SALES
                                                        ENDED                  YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                      APRIL 30,        --------------------------------------        OCTOBER 31,
                                                         2003            2002           2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   7.20        $   8.67       $  17.54       $  11.25          $11.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.06)(a)       (0.14)(a)      (0.16)(a)      (0.27)(a)       (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.15           (1.33)         (8.71)          6.56            0.31
=================================================================================================================================
    Total from investment operations                       0.09           (1.47)         (8.87)          6.29            0.23
=================================================================================================================================
Net asset value, end of period                         $   7.29        $   7.20       $   8.67       $  17.54          $11.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            1.25%         (16.96)%       (50.57)%        55.91%           2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $105,786        $104,040       $144,747       $210,224          $5,183
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    2.57%(c)        2.35%          2.23%          2.24%           2.23%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.70)%(c)      (1.66)%        (1.39)%        (1.48)%         (1.29)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   57%            111%           124%           113%             21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $100,357,546.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f)  Not annualized for periods less than one year.

                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                    APRIL 5, 1999
                                                         SIX MONTHS                                                  (DATE SALES
                                                           ENDED                YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                         APRIL 30,        -----------------------------------        OCTOBER 31,
                                                            2003           2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  7.21         $  8.67       $ 17.55       $ 11.25          $11.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.06)(a)       (0.14)(a)     (0.16)(a)     (0.27)(a)       (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.14           (1.32)        (8.72)         6.57            0.31
=================================================================================================================================
    Total from investment operations                         0.08           (1.46)        (8.88)         6.30            0.23
=================================================================================================================================
Net asset value, end of period                            $  7.29         $  7.21       $  8.67       $ 17.55          $11.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              1.11%         (16.84)%      (50.60)%       56.00%           2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $36,086         $36,575       $57,865       $79,392          $  901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      2.57%(c)        2.35%         2.23%         2.24%           2.23%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.70)%(c)      (1.66)%       (1.39)%       (1.48)%         (1.29)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     57%            111%          124%          113%             21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $34,790,201.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.37            $  8.40
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.16              (0.99)
============================================================================================
    Total from investment operations                              0.12              (1.03)
============================================================================================
Net asset value, end of period                                  $ 7.49            $  7.37
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   1.63%            (12.26)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  793            $     9
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           2.07%(c)           1.85%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.20)%(c)         (1.16)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          57%               111%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $406,363.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Directors of INVESCO Stock Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Growth Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to AIM Large Cap Growth Fund ("Buying Fund"), a series of AIM Equity Funds ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND
Robert H. Graham           Robert H. Graham                    11 Greenway Plaza
Mark H. Williamson         Chairman and President              Suite 100
Frank S. Bayley                                                Houston, TX 77046
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President            INVESTMENT ADVISOR
Edward K. Dunn Jr.                                             A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                     11 Greenway Plaza
Carl Frischling            Senior Vice President               Suite 100
Prema Mathai-Davis                                             Houston, TX 77046
Lewis F. Pennock           Gary T. Crum
Ruth H. Quigley            Senior Vice President               TRANSFER AGENT
Louis S. Sklar                                                 A I M Fund Services, Inc.
                           Dana R. Sutton                      P.O. Box 4739
                           Vice President and Treasurer        Houston, TX 77210-4739

                           Stuart W. Coco                      CUSTODIAN
                           Vice President                      State Street Bank and Trust Company
                                                               225 Franklin Street
                           Melville B. Cox                     Boston, MA 02110
                           Vice President
                                                               COUNSEL TO THE FUND
                           Edgar M. Larsen                     Ballard Spahr
                           Vice President                      Andrews & Ingersoll, LLP
                                                               1735 Market Street
                           Nancy L. Martin                     Philadelphia, PA 19103
                           Secretary
                                                               COUNSEL TO THE TRUSTEES
                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR
                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                           TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                   AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                       TAX-FREE
AIM Large Cap Growth Fund                             SECTOR EQUITY
AIM Libra Fund                                                                             AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.



Mutual   Retirement     Annuities   College    Separately    Offshore    Alternative    Cash
Funds    Products                   Savings    Managed       Products    Investments    Management
                                    Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--



AIMinvestment.com                                                     LCG-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM MID CAP GROWTH FUND

          AIM Mid Cap Growth Fund seeks long-term growth of capital by investing in medium-sized companies that management
        believes have the potential for long-term earnings growth well in excess of the general economy.

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your goals. Our solutions.
                                 --Servicemark--

                 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
CLASS A SHARES VS. INDEX
CUMULATIVE TOTAL RETURNS

10/31/02-4/30/03, excluding sales charges
--------------------------------------------------------------------------------

                                   [BAR CHART]

CLASS A SHARES                             6.72%

LIPPER MID-CAP GROWTH
FUND INDEX                                 4.94%


TOTAL NUMBER OF HOLDINGS*                   116

TOTAL NET ASSETS                 $147.6 million

Source: Lipper, Inc.

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges
--------------------------------------------------------------------------------

CLASS A SHARES
 Inception (11/01/99)               -11.18%
   1 Year                           -27.56

CLASS B SHARES
 Inception (11/01/99)               -11.18%
   1 Year                           -27.71

CLASS C SHARES
 Inception (11/01/99)               -10.37%
   1 Year                           -24.56

CLASS R SHARES**
 Inception                           -9.91%
   1 Year                           -23.59

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 11/01/99). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (11/01/99), -13.03%; one year,-33.50%. Class B shares, inception (11/01/99), -12.99%; one year, -33.59%. Class C shares, inception (11/01/99), -12.17%; one year, -30.69%. Class R shares, inception, -11.72%; one year, -29.78%.

================================================================================

================================================================================
FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                          6.72%

CLASS B SHARES                          6.24

CLASS C SHARES                          6.40

CLASS R SHARES                          6.57

S&P 500 INDEX                           4.47
(Broad Market Index)

RUSSELL MIDCAP GROWTH INDEX             8.19
(Style-Specific Index)

LIPPER MID-CAP GROWTH FUND INDEX        4.94
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================================
TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------
 1. UTStarcom, Inc.                   2.2%       1. Health Care Distributors & Services     8.8%

 2. Express Scripts, Inc.             2.0        2. Managed Health Care                     4.6

 3. Anthem, Inc.                      1.9        3. IT Consulting & Services                4.4

 4. SunGard Data Systems Inc.         1.8        4. Oil & Gas Drilling                      4.2

 5. CDW Computer Centers, Inc.        1.7        5. Data Processing Services                3.8

 6. Robert Half International Inc.    1.6        6. Specialty Stores                        3.3

 7. Lamar Advertising Co.             1.6        7. Apparel Retail                          3.2

 8. BISYS Group, Inc. (The)           1.4        8. Health Care Facilities                  3.1

 9. Community Health Systems Inc.     1.4        9. Health Care Equipment                   2.9

10. McKesson Corp.                    1.3       10. Computer & Electronics Retail           2.7

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective May 1, 2003, after the close of the reporting period, the portfolio management team of AIM Mid Cap Growth Fund is as follows: Karl F. Farmer and Jay K. Rushin.

o AIM Mid Cap Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International, Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds, tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index; the Growth segment measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

For more information, please visit aiminvestments.com.

TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on AIM Mid Cap Growth Fund for the six
ROBERT H.            months ended April 30, 2003. You will note that we have
GRAHAM]              adopted a more concise format for our semiannual reports.
                     Important information such as top holdings and performance as of the close of the reporting period appear on the
                     opposite page. This letter will provide an overview of the
POSITIVE PERFORMANCE markets and your fund during the six months covered by this
DURING MARCH AND     report. As always, timely information about your fund and
APRIL 2003 ENABLED   the markets in general is available at our Web site,
MAJOR STOCK MARKET   aiminvestments.com.
INDEXES TO POST
GAINS FOR THE        MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM     Positive performance during March and April 2003 enabled
                     major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
                     Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S.
                     stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Mid Cap Growth Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Ryan E. Crane, Robert M. Kippes, Jay K. Rushin and Kenneth A. Zschappel sought to identify the stocks of companies that they believe have the potential for above-average growth in earnings.

    At the close of the reporting period, the three largest sector weightings in the fund's portfolio were health care, consumer discretionary and industrials. Keep in mind that fund managers focus on individual companies rather than particular industries or sectors.

IN CLOSING

I thank you for your continued participation in AIM Mid Cap Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.77%

ADVERTISING-2.42%

Lamar Advertising Co.(a)                            65,000   $  2,334,800
-------------------------------------------------------------------------
Omnicom Group Inc.                                  20,000      1,238,000
=========================================================================
                                                                3,572,800
=========================================================================

AEROSPACE & DEFENSE-2.36%

Alliant Techsystems Inc.(a)                         30,000      1,611,600
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                42,000      1,864,800
=========================================================================
                                                                3,476,400
=========================================================================

AGRICULTURAL PRODUCTS-0.32%

Fresh Del Monte Produce Inc. (Cayman Islands)       24,000        467,520
=========================================================================

AIR FREIGHT & LOGISTICS-0.50%

Ryder System, Inc.                                  30,000        745,200
=========================================================================

AIRLINES-0.43%

Ryanair Holdings PLC-ADR (Ireland)(a)                8,000        317,360
-------------------------------------------------------------------------
Southwest Airlines Co.                              20,000        319,200
=========================================================================
                                                                  636,560
=========================================================================

APPAREL RETAIL-3.22%

Abercrombie & Fitch Co.-Class A(a)                  30,000        986,400
-------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                           50,000      1,183,000
-------------------------------------------------------------------------
Limited Brands                                      85,000      1,235,900
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                                70,000      1,347,500
=========================================================================
                                                                4,752,800
=========================================================================

APPLICATION SOFTWARE-1.05%

Intuit Inc.(a)                                      40,000      1,551,200
=========================================================================

AUTO PARTS & EQUIPMENT-0.72%

Gentex Corp.(a)                                     35,000      1,057,000
=========================================================================

BANKS-1.87%

Comerica Inc.                                       16,000        696,160
-------------------------------------------------------------------------
Commerce Bancorp, Inc.                              25,000      1,016,750
-------------------------------------------------------------------------
New York Community Bancorp, Inc.                    30,000      1,041,600
=========================================================================
                                                                2,754,510
=========================================================================

BREWERS-0.54%

Coors (Adolph) Co.-Class B                          15,000        802,950
=========================================================================

BROADCASTING & CABLE TV-1.81%

Cox Radio, Inc.-Class A(a)                          30,000        684,300
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                      60,000      1,539,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)            15,000        454,200
=========================================================================
                                                                2,677,500
=========================================================================

BUILDING PRODUCTS-0.57%

Masco Corp.                                         40,000   $    842,800
=========================================================================

COMPUTER & ELECTRONICS RETAIL-2.67%

Best Buy Co., Inc.(a)                               40,000      1,383,200
-------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                       60,000      2,558,400
=========================================================================
                                                                3,941,600
=========================================================================

COMPUTER HARDWARE-0.34%

Apple Computer, Inc.(a)                             35,000        497,000
=========================================================================

CONSTRUCTION & ENGINEERING-0.42%

Jacobs Engineering Group Inc.(a)                    15,000        617,250
=========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.74%

AGCO Corp.(a)                                       60,000      1,092,600
=========================================================================

DATA PROCESSING SERVICES-3.79%

BISYS Group, Inc. (The)(a)                         125,000      2,110,000
-------------------------------------------------------------------------
DST Systems, Inc.(a)                                50,000      1,535,000
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                     40,000      1,177,600
-------------------------------------------------------------------------
Paychex, Inc.                                       25,000        778,500
=========================================================================
                                                                5,601,100
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.98%

Cintas Corp.                                        25,000        897,500
-------------------------------------------------------------------------
FTI Consulting, Inc.(a)                             12,000        543,000
=========================================================================
                                                                1,440,500
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.11%

Investors Financial Services Corp.                  75,000      1,635,750
=========================================================================

DRUG RETAIL-0.90%

CVS Corp.                                           55,000      1,331,550
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.71%

Celestica Inc. (Canada)(a)                          50,000        578,000
-------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                     60,000        750,000
-------------------------------------------------------------------------
Waters Corp.(a)                                     50,000      1,200,500
=========================================================================
                                                                2,528,500
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

EMPLOYMENT SERVICES-2.40%

Manpower Inc.                                       36,000   $  1,183,680
-------------------------------------------------------------------------
Robert Half International Inc.(a)                  145,000      2,360,600
=========================================================================
                                                                3,544,280
=========================================================================

FOOD DISTRIBUTORS-0.39%

SUPERVALU INC.                                      35,000        576,450
=========================================================================

GENERAL MERCHANDISE STORES-1.21%

Dollar Tree Stores, Inc.(a)                         70,000      1,781,500
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-8.80%

Accredo Health, Inc.(a)                             35,000        516,950
-------------------------------------------------------------------------
AmerisourceBergen Corp.                             30,000      1,735,500
-------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                    55,000        500,500
-------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                60,000      1,194,600
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                            50,000      2,948,000
-------------------------------------------------------------------------
Henry Schein, Inc.(a)                               13,000        560,950
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             35,000      1,031,100
-------------------------------------------------------------------------
Lincare Holdings Inc.(a)                            30,000        911,100
-------------------------------------------------------------------------
McKesson Corp.                                      70,000      1,941,800
-------------------------------------------------------------------------
Omnicare, Inc.                                      20,000        530,400
-------------------------------------------------------------------------
Patterson Dental Co.(a)                             10,000        401,700
-------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           12,000        717,000
=========================================================================
                                                               12,989,600
=========================================================================

HEALTH CARE EQUIPMENT-2.94%

Apogent Technologies Inc.(a)                        80,000      1,374,400
-------------------------------------------------------------------------
Baxter International Inc.                           25,000        575,000
-------------------------------------------------------------------------
Beckman Coulter, Inc.                               12,000        466,440
-------------------------------------------------------------------------
Fisher Scientific International Inc.(a)             67,000      1,930,270
=========================================================================
                                                                4,346,110
=========================================================================

HEALTH CARE FACILITIES-3.10%

Community Health Systems Inc.(a)                   110,000      2,090,000
-------------------------------------------------------------------------
Health Management Associates, Inc.-Class A          42,900        731,874
-------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                            80,000      1,760,800
=========================================================================
                                                                4,582,674
=========================================================================

HOTELS, RESORTS & CRUISE LINES-1.56%

Carnival Corp. (Panama)                             35,000        965,650
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.           50,000      1,342,000
=========================================================================
                                                                2,307,650
=========================================================================

INDUSTRIAL MACHINERY-2.37%

Danaher Corp.                                       20,000      1,379,600
-------------------------------------------------------------------------
Parker-Hannifin Corp.                               25,000      1,017,000
-------------------------------------------------------------------------
SPX Corp.(a)                                        32,500      1,098,500
=========================================================================
                                                                3,495,100
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INSURANCE BROKERS-1.06%

Willis Group Holdings Ltd. (Bermuda)                50,000   $  1,559,500
=========================================================================

IT CONSULTING & SERVICES-4.38%

Accenture Ltd.-Class A (Bermuda)(a)                 65,000      1,041,300
-------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)       40,000      1,908,000
-------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)             46,000        826,160
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       125,000      2,687,500
=========================================================================
                                                                6,462,960
=========================================================================

MANAGED HEALTH CARE-4.57%

Aetna Inc.                                          15,000        747,000
-------------------------------------------------------------------------
Anthem, Inc.(a)                                     41,000      2,814,240
-------------------------------------------------------------------------
First Health Group Corp.(a)                         40,000      1,002,000
-------------------------------------------------------------------------
Humana Inc.(a)                                      75,000        828,750
-------------------------------------------------------------------------
WellChoice Inc.(a)                                  28,000        596,400
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                   10,000        759,400
=========================================================================
                                                                6,747,790
=========================================================================

MOVIES & ENTERTAINMENT-0.27%

Regal Entertainment Group-Class A                   20,000        392,000
=========================================================================

MULTI-LINE INSURANCE-0.75%

HCC Insurance Holdings, Inc.                        40,000      1,100,000
=========================================================================

OIL & GAS DRILLING-4.24%

ENSCO International Inc.                            70,000      1,778,000
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                15,000        588,000
-------------------------------------------------------------------------
National-Oilwell, Inc.(a)                           75,000      1,574,250
-------------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)                45,000      1,547,100
-------------------------------------------------------------------------
Pride International, Inc.(a)                        50,000        776,000
=========================================================================
                                                                6,263,350
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.32%

Cal Dive International, Inc.(a)                     75,000      1,207,500
-------------------------------------------------------------------------
Smith International, Inc.(a)                        25,000        889,000
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         33,000      1,327,590
=========================================================================
                                                                3,424,090
=========================================================================

PACKAGED FOODS & MEATS-1.37%

Hershey Foods Corp.                                 17,500      1,141,875
-------------------------------------------------------------------------
Smithfield Foods, Inc.(a)                           45,000        882,000
=========================================================================
                                                                2,023,875
=========================================================================

PERSONAL PRODUCTS-0.73%

Estee Lauder Cos. Inc. (The)-Class A                33,000      1,072,500
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

PHARMACEUTICALS-1.12%

Medicis Pharmaceutical Corp.-Class A(a)             15,000   $    864,600
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                       40,000        796,000
=========================================================================
                                                                1,660,600
=========================================================================

PROPERTY & CASUALTY INSURANCE-2.11%

ACE Ltd. (Cayman Islands)                           40,000      1,323,200
-------------------------------------------------------------------------
Radian Group Inc.                                   45,000      1,786,500
=========================================================================
                                                                3,109,700
=========================================================================

REINSURANCE-1.15%

Everest Re Group, Ltd. (Bermuda)                    12,000        835,800
-------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                            16,000        856,000
=========================================================================
                                                                1,691,800
=========================================================================

RESTAURANTS-1.80%

Darden Restaurants, Inc.                            55,000        963,050
-------------------------------------------------------------------------
Jack in the Box Inc.(a)                             38,000        676,400
-------------------------------------------------------------------------
Wendy's International, Inc.                         35,000      1,016,400
=========================================================================
                                                                2,655,850
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.98%

Cabot Microelectronics Corp.(a)                     35,000      1,512,700
-------------------------------------------------------------------------
Novellus Systems, Inc.(a)                           40,000      1,121,600
-------------------------------------------------------------------------
Teradyne, Inc.(a)                                   25,000        290,000
=========================================================================
                                                                2,924,300
=========================================================================

SEMICONDUCTORS-2.13%

Agere Systems Inc.-Class A(a)                      450,000        805,500
-------------------------------------------------------------------------
Altera Corp.(a)                                     30,000        474,300
-------------------------------------------------------------------------
Microchip Technology Inc.                           90,000      1,871,100
=========================================================================
                                                                3,150,900
=========================================================================

SOFT DRINKS-0.56%

Pepsi Bottling Group, Inc. (The)                    40,000        821,600
=========================================================================

SPECIALTY STORES-3.33%

Advance Auto Parts, Inc.(a)                         30,000      1,492,200
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                           12,500        493,875
-------------------------------------------------------------------------
Foot Locker, Inc.                                  100,000   $  1,100,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Michaels Stores, Inc.(a)                            13,000        406,120
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                            55,000      1,423,400
=========================================================================
                                                                4,915,595
=========================================================================

SYSTEMS SOFTWARE-0.49%

Computer Associates International, Inc.             45,000        730,800
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.21%

UTStarcom, Inc.(a)                                 150,000      3,265,650
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.59%

Fastenal Co.                                        25,000        864,750
=========================================================================

TRUCKING-1.37%

Swift Transportation Co., Inc.(a)                   38,000        688,560
-------------------------------------------------------------------------
Yellow Corp.(a)                                     50,000      1,335,000
=========================================================================
                                                                2,023,560
=========================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $128,893,075)                             132,507,624
=========================================================================

MONEY MARKET FUNDS-11.16%

STIC Liquid Assets Portfolio(b)                  8,237,114      8,237,114
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                          8,237,114      8,237,114
=========================================================================
    Total Money Market Funds (Cost
      $16,474,228)                                             16,474,228
=========================================================================
TOTAL INVESTMENTS-100.93% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $145,367,303)                 148,981,852
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.01%

STIC Liquid Assets Portfolio(b)(c)               2,973,980      2,973,980
=========================================================================
  Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $2,973,980)                                           2,973,980
=========================================================================
TOTAL INVESTMENTS-102.94% (Cost $148,341,283)                 151,955,832
=========================================================================
OTHER ASSETS LESS LIABILITIES-(2.94%)                          (4,346,290)
=========================================================================
NET ASSETS-100.00%                                           $147,609,542
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $148,341,283)*                               $ 151,955,832
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,848,326
------------------------------------------------------------
  Fund shares sold                                   421,408
------------------------------------------------------------
  Dividends                                           29,278
------------------------------------------------------------
Investment for deferred compensation plan             15,448
------------------------------------------------------------
Other assets                                          31,237
============================================================
     Total assets                                155,301,529
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            4,062,586
------------------------------------------------------------
  Fund shares reacquired                             338,706
------------------------------------------------------------
  Deferred compensation plan                          15,448
------------------------------------------------------------
  Collateral upon return of securities loaned      2,973,980
------------------------------------------------------------
Accrued distribution fees                            113,649
------------------------------------------------------------
Accrued trustees' fees                                   817
------------------------------------------------------------
Accrued transfer agent fees                          128,494
------------------------------------------------------------
Accrued operating expenses                            58,307
============================================================
     Total liabilities                             7,691,987
============================================================
Net assets applicable to shares outstanding    $ 147,609,542
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 314,994,106
------------------------------------------------------------
Undistributed net investment income (loss)        (1,351,791)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (169,647,321)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       3,614,548
============================================================
                                               $ 147,609,542
____________________________________________________________
============================================================



NET ASSETS:

Class A                                        $  70,217,345
____________________________________________________________
============================================================
Class B                                        $  59,605,440
____________________________________________________________
============================================================
Class C                                        $  17,768,510
____________________________________________________________
============================================================
Class R                                        $      18,247
____________________________________________________________
============================================================



SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           10,050,196
____________________________________________________________
============================================================
Class B                                            8,747,499
____________________________________________________________
============================================================
Class C                                            2,607,099
____________________________________________________________
============================================================
Class R                                                2,617
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        6.99
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $6.99 divided by
       94.50%)                                 $        7.40
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $        6.81
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $        6.82
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                     $        6.97
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $2,779,498 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   243,331
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       77,912
-------------------------------------------------------------------------
Interest                                                               42
-------------------------------------------------------------------------
Security lending income                                             7,304
=========================================================================
    Total investment income                                       328,589
=========================================================================

EXPENSES:

Advisory fees                                                     556,806
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     21,474
-------------------------------------------------------------------------
Distribution fees -- Class A                                      114,442
-------------------------------------------------------------------------
Distribution fees -- Class B                                      286,158
-------------------------------------------------------------------------
Distribution fees -- Class C                                       82,818
-------------------------------------------------------------------------
Distribution fees -- Class R                                           28
-------------------------------------------------------------------------
Transfer agent fees                                               487,065
-------------------------------------------------------------------------
Trustees' fees                                                      4,611
-------------------------------------------------------------------------
Other                                                              85,848
=========================================================================
    Total expenses                                              1,664,045
=========================================================================
Less: Fees waived and expenses paid indirectly                     (2,234)
=========================================================================
    Net expenses                                                1,661,811
=========================================================================
Net investment income (loss)                                   (1,333,222)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (7,043,391)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   16,885,237
=========================================================================
Net gain from investment securities                             9,841,846
=========================================================================
Net increase in net assets resulting from operations          $ 8,508,624
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,333,222)   $  (3,709,857)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (7,043,391)     (51,459,202)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   16,885,237        6,176,897
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   8,508,624      (48,992,162)
============================================================================================
Share transactions-net:
  Class A                                                         2,748,553       (8,529,105)
--------------------------------------------------------------------------------------------
  Class B                                                        (2,513,292)      (2,639,544)
--------------------------------------------------------------------------------------------
  Class C                                                           326,878       (1,653,044)
--------------------------------------------------------------------------------------------
  Class R                                                             9,835           10,003
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                             571,974      (12,811,690)
============================================================================================
    Net increase (decrease) in net assets                         9,080,598      (61,803,852)
============================================================================================

NET ASSETS:

  Beginning of period                                           138,528,944      200,332,796
============================================================================================
  End of period                                               $ 147,609,542    $ 138,528,944
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $1,129.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $279,412 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $114,442, $286,158, $82,818 and $28, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $21,214 in front-end sales commissions from the sale of Class A shares and $272, $116, $1,325 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,347 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,105 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,105.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $2,779,498 were on loan to brokers. The loans were secured by cash collateral of $2,973,980 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $7,304 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                          CAPITAL LOSS
EXPIRATION                                CARRYFORWARD
------------------------------------------------------
October 31, 2008                          $ 23,619,065
------------------------------------------------------
October 31, 2009                            86,724,292
------------------------------------------------------
October 31, 2010                            50,812,218
======================================================
Total capital loss carryforward           $161,155,575
______________________________________________________
======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $103,721,056 and $105,795,834, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $11,331,823
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,063,788)
===========================================================
Net unrealized appreciation of investment
  securities                                    $ 3,268,035
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $148,687,797.

NOTE 9--SHARE INFORMATION


The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,397,745    $ 16,172,712     8,063,853    $ 72,719,270
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,110,522       7,349,524     3,669,099      31,692,709
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        467,601       3,063,261     1,168,577      10,169,033
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                         1,674          11,219         1,146          10,003
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         36,424         241,187        74,934         635,418
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (37,308)       (241,187)      (76,507)       (635,418)
======================================================================================================================
Reacquired:
  Class A                                                     (2,084,656)    (13,665,346)   (9,446,798)    (81,883,793)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,489,394)     (9,621,629)   (4,122,284)    (33,696,835)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (422,503)     (2,736,383)   (1,442,681)    (11,822,077)
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (203)         (1,384)           --              --
======================================================================================================================
                                                                 (20,098)   $    571,974    (2,110,661)   $(12,811,690)
______________________________________________________________________________________________________________________
======================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                                         NOVEMBER 1, 1999
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                                ENDED              OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        --------------------        OCTOBER 31,
                                                                 2003           2002         2001              2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.54         $  8.58      $ 14.38          $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)       (0.13)(a)    (0.11)(a)         (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.50           (1.91)       (5.69)             4.50
=========================================================================================================================
    Total from investment operations                              0.45           (2.04)       (5.80)             4.38
=========================================================================================================================
Net asset value, end of period                                 $  6.99         $  6.54      $  8.58          $  14.38
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   6.88%         (23.78)%     (40.33)%           43.80%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $70,217         $63,463      $94,457          $114,913
=========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)        1.83%        1.65%             1.63%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)      (1.49)%      (1.06)%           (0.76)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          80%            185%         173%              183%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $65,937,097.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                                         NOVEMBER 1, 1999
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                                ENDED              OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        --------------------        OCTOBER 31,
                                                                 2003           2002         2001              2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.40         $  8.45      $ 14.25          $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)       (0.18)(a)    (0.18)(a)         (0.22)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.48           (1.87)       (5.62)             4.47
=========================================================================================================================
    Total from investment operations                              0.41           (2.05)       (5.80)             4.25
=========================================================================================================================
Net asset value, end of period                                 $  6.81         $  6.40      $  8.45          $  14.25
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   6.41%         (24.26)%     (40.70)%           42.50%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $59,605         $58,654      $81,905          $103,893
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.69%(c)        2.48%        2.32%             2.32%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.22)%(c)      (2.14)%      (1.73)%           (1.45)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          80%            185%         173%              183%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $57,705,849.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                                         NOVEMBER 1, 1999
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                                ENDED              OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        --------------------        OCTOBER 31,
                                                                 2003           2002         2001              2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.40         $  8.45      $ 14.26          $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)       (0.18)(a)    (0.18)(a)        (0.22)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49           (1.87)       (5.63)            4.48
=========================================================================================================================
    Total from investment operations                              0.42           (2.05)       (5.81)            4.26
=========================================================================================================================
Net asset value, end of period                                 $  6.82         $  6.40      $  8.45          $ 14.26
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   6.56%         (24.26)%     (40.74)%          42.60%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $17,769         $16,404      $23,971          $29,969
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.69%(c)        2.48%        2.32%            2.32%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.22)%(c)      (2.14)%      (1.73)%          (1.45)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          80%            185%         173%             183%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,700,904.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.54            $  8.73
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.05)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49              (2.14)
============================================================================================
    Total from investment operations                              0.43              (2.19)
============================================================================================
Net asset value, end of period                                  $ 6.97            $  6.54
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   6.57%            (25.09)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   18            $     7
============================================================================================
Ratio of expenses to average net assets                           2.19%(c)           1.98%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.72)%(c)         (1.64)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          80%               185%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,278.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES           OFFICERS                            OFFICE OF THE FUND
Robert H. Graham            Robert H. Graham                    11 Greenway Plaza
Mark H. Williamson          Chairman and President              Suite 100
Frank S. Bayley                                                 Houston, TX 77046
Bruce L. Crockett           Mark H. Williamson
Albert R. Dowden            Executive Vice President            INVESTMENT ADVISOR
Edward K. Dunn Jr.                                              A I M Advisors, Inc.
Jack M. Fields              Kevin M. Carome                     11 Greenway Plaza
Carl Frischling             Senior Vice President               Suite 100
Prema Mathai-Davis                                              Houston, TX 77046
Lewis F. Pennock            Gary T. Crum
Ruth H. Quigley             Senior Vice President               TRANSFER AGENT
Louis S. Sklar                                                  A I M Fund Services, Inc.
                            Dana R. Sutton                      P.O. Box 4739
                            Vice President and Treasurer        Houston, TX 77210-4739

                            Stuart W. Coco                      CUSTODIAN
                            Vice President                      State Street Bank and Trust Company
                                                                225 Franklin Street
                            Melville B. Cox                     Boston, MA 02110
                            Vice President
                                                                COUNSEL TO THE FUND
                            Edgar M. Larsen                     Ballard Spahr
                            Vice President                      Andrews & Ingersoll, LLP
                                                                1735 Market Street
                            Nancy L. Martin                     Philadelphia, PA 19103
                            Secretary
                                                                COUNSEL TO THE TRUSTEES
                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR
                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

      DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund(2)                       TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund(2)                   AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                    AIM Global Value Fund(5)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund(2)         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund                        SECTOR EQUITY                                       TAX-FREE
AIM Libra Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                        AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(2)           AIM Global Financial Services Fund            AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                   AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund(2,3)             AIM Global Science and Technology Fund(2)     AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities II Fund(2,3)            AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)           AIM New Technology Fund
AIM Premier Equity Fund(2)                AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. 7Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.



  Mutual     Retirement  Annuities   College     Separately   Offshore   Alternative   Cash
  Funds      Products                Savings     Managed      Products   Investments   Management
                                     Plans       Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--


AIMinvestments.com                                                     MCG-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                              AIM U.S. GROWTH FUND

                                  [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM U.S. GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                                                      MARKET
                                                              SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.17%

AEROSPACE & DEFENSE--2.30%

Lockheed Martin Corp.                                            240                                   $ 12,012
---------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                           120                                     10,554
===============================================================================================================
                                                                                                         22,566
===============================================================================================================

AIR FREIGHT & LOGISTICS--0.98%

FedEx Corp.                                                      160                                      9,581
===============================================================================================================

AIRLINES--1.12%

Southwest Airlines Co.                                           690                                     11,012
===============================================================================================================

APPAREL RETAIL--0.49%

TJX Cos., Inc. (The)                                             250                                      4,812
===============================================================================================================

APPLICATION SOFTWARE--0.48%

Electronic Arts Inc. (a)                                          80                                      4,742
===============================================================================================================

BANKS--5.87%

Bank of America Corp.                                            110                                      8,145
---------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                              300                                     14,787
---------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                        1,060                                     20,638
---------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                290                                     13,995
===============================================================================================================
                                                                                                         57,565
===============================================================================================================

BIOTECHNOLOGY--1.06%

Amgen Inc. (a)                                                   170                                     10,423
===============================================================================================================

BROADCASTING & CABLE TV--0.60%

Clear Channel Communications, Inc. (a)                           150                                      5,866
===============================================================================================================

CASINOS & GAMBLING--0.64%

Harrah's Entertainment, Inc. (a)                                 160                                      6,302
===============================================================================================================

COMPUTER & ELECTRONICS RETAIL--2.09%

CDW Computer Centers, Inc. (a)                                   480                                     20,467
===============================================================================================================

COMPUTER HARDWARE--2.21%

Dell Computer Corp. (a)                                          750                                     21,682
===============================================================================================================

CONSUMER FINANCE--2.10%

MBNA Corp.                                                     1,090                                     20,601
===============================================================================================================

DATA PROCESSING SERVICES--2.45%

Concord EFS, Inc. (a)                                            480                                      6,638
---------------------------------------------------------------------------------------------------------------
Fiserv, Inc. (a)                                                 370                                     10,893
---------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                    210                                      6,539
===============================================================================================================
                                                                                                         24,070
===============================================================================================================

                                                                                                      MARKET
                                                              SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--0.70%

Kohl's Corp. (a)                                                 121                                    $ 6,873
===============================================================================================================

DIVERSIFIED FINANCIAL SERVICES--5.68%

Citigroup Inc.                                                   830                                     32,577
---------------------------------------------------------------------------------------------------------------
Fannie Mae                                                       320                                     23,165
===============================================================================================================
                                                                                                         55,742
===============================================================================================================

DRUG RETAIL--1.64%

Walgreen Co.                                                     520                                     16,047
===============================================================================================================

ELECTRIC UTILITIES--1.12%

FPL Group, Inc.                                                  180                                     10,957
===============================================================================================================

FOOD DISTRIBUTORS--0.50%

SYSCO Corp.                                                      170                                      4,884
===============================================================================================================

GENERAL MERCHANDISE STORES--3.84%

Family Dollar Stores, Inc.                                       180                                      6,154
---------------------------------------------------------------------------------------------------------------
Target Corp.                                                     150                                      5,016
---------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                            470                                     26,470
===============================================================================================================
                                                                                                         37,640
===============================================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES--1.49%

Cardinal Health, Inc.                                            265                                     14,649
===============================================================================================================

HEALTH CARE EQUIPMENT--2.09%

Biomet, Inc.                                                     280                                      8,529
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                  250                                     11,935
===============================================================================================================
                                                                                                         20,464
===============================================================================================================

HEALTH CARE FACILITIES--0.52%

HCA Inc.                                                         160                                      5,136
===============================================================================================================

HOME IMPROVEMENT RETAIL--0.81%

Lowe's Cos., Inc.                                                180                                      7,900
===============================================================================================================

HOUSEHOLD PRODUCTS--2.14%

Colgate-Palmolive Co.                                            100                                      5,717
---------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                       170                                     15,275
===============================================================================================================
                                                                                                         20,992
===============================================================================================================

HOUSEWARES & SPECIALTIES--0.47%

Newell Rubbermaid Inc.                                           150                                      4,572
===============================================================================================================

INDUSTRIAL CONGLOMERATES--4.49%

3M Co.                                                            60                                      7,562
---------------------------------------------------------------------------------------------------------------
General Electric Co.                                           1,240                                     36,518
===============================================================================================================
                                                                                                         44,080
===============================================================================================================

INDUSTRIAL GASES--0.66%

Air Products & Chemicals, Inc.                                   150                                      6,461
===============================================================================================================

                                                                                                      MARKET
                                                              SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--0.56%

Danaher Corp.                                                     80                                    $ 5,518
===============================================================================================================

INSURANCE BROKERS--1.51%

Marsh & McLennan Cos., Inc.                                      310                                     14,781
===============================================================================================================

INTEGRATED OIL & GAS--3.88%

ChevronTexaco Corp.                                              130                                      8,165
---------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                850                                     29,920
===============================================================================================================
                                                                                                         38,085
===============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.12%

AT&T Corp.                                                       300                                      5,115
---------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                          580                                     13,549
---------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                      320                                     11,962
===============================================================================================================
                                                                                                         30,626
===============================================================================================================

IT CONSULTING & SERVICES--0.88%

SunGard Data Systems Inc. (a)                                    400                                      8,600
===============================================================================================================

LIFE & HEALTH INSURANCE--0.47%

AFLAC Inc.                                                       140                                      4,579
===============================================================================================================

MANAGED HEALTH CARE--0.85%

UnitedHealth Group Inc.                                           90                                      8,292
===============================================================================================================

MOTORCYCLE MANUFACTURERS--1.36%

Harley-Davidson, Inc.                                            300                                     13,332
===============================================================================================================

MOVIES & ENTERTAINMENT--2.63%

Viacom Inc.-Class B (a)                                          190                                      8,248
---------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                            940                                     17,540
===============================================================================================================
                                                                                                         25,788
===============================================================================================================

MULTI-LINE INSURANCE--2.84%

American International Group, Inc.                               480                                     27,816
===============================================================================================================

NETWORKING EQUIPMENT--1.62%

Cisco Systems, Inc. (a)                                        1,060                                     15,942
===============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.49%

Weatherford International Ltd. (Bermuda) (a)                     120                                      4,828
===============================================================================================================

PERSONAL PRODUCTS--0.99%

Gillette Co. (The)                                               320                                      9,744
===============================================================================================================

PHARMACEUTICALS--9.64%

Bristol-Myers Squibb Co.                                         290                                      7,407
---------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. (a)                                    170                                      8,792
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                460                                     25,926
---------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                130                                      8,297
---------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                 150                                      8,727
---------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                      910                                     27,983
---------------------------------------------------------------------------------------------------------------
Wyeth                                                            170                                      7,400
===============================================================================================================
                                                                                                         94,532
===============================================================================================================

                                                                                                      MARKET
                                                              SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.03%

Ambac Financial Group, Inc.                                      350                                   $ 20,423
---------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class B (a)                                4                                      9,328
===============================================================================================================
                                                                                                         29,751
===============================================================================================================

RESTAURANTS--2.84%

Brinker International, Inc. (a)                                  260                                      8,255
---------------------------------------------------------------------------------------------------------------
Starbucks Corp. (a)                                              240                                      5,638
---------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                      480                                     13,939
===============================================================================================================
                                                                                                         27,832
===============================================================================================================

SEMICONDUCTORS--2.99%

Intel Corp.                                                      730                                     13,432
---------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                          190                                      6,549
---------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                        450                                      9,356
===============================================================================================================
                                                                                                         29,337
===============================================================================================================

SOFT DRINKS--1.65%

Coca-Cola Co. (The)                                              400                                     16,160
===============================================================================================================

SPECIALTY STORES--0.60%

Bed Bath & Beyond Inc. (a)                                       150                                      5,927
===============================================================================================================

SYSTEMS SOFTWARE--4.12%

Microsoft Corp.                                                1,580                                     40,401
===============================================================================================================

TOBACCO--2.07%

Altria Group, Inc.                                               660                                     20,302
===============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.49%

Fastenal Co.                                                     140                                      4,843
===============================================================================================================

Total Common Stocks (Cost $966,528)                                                                     953,102
---------------------------------------------------------------------------------------------------------------
===============================================================================================================

TOTAL INVESTMENTS--97.17%  (Cost $966,528)                                                              953,102
---------------------------------------------------------------------------------------------------------------
===============================================================================================================
OTHER ASSETS LESS LIABILITIES--2.83%                                                                     27,712
---------------------------------------------------------------------------------------------------------------
===============================================================================================================
NET ASSETS--100.00%                                                                                    $980,814
---------------------------------------------------------------------------------------------------------------
===============================================================================================================

       Notes to Schedule of Investments:

       (a)     Non-income producing security.



       See Notes to Financial Statements.

US GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2003
(UNAUDITED)

ASSETS:

Investments, at market value (cost $966,528)                                     $    953,102
---------------------------------------------------------------------------------------------
Cash                                                                                   28,197
---------------------------------------------------------------------------------------------
Receivables for:
   Amount due from advisor                                                             12,950
---------------------------------------------------------------------------------------------
   Dividends                                                                              884
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                               1,802
---------------------------------------------------------------------------------------------
Other assets                                                                            1,291
=============================================================================================
      Total assets                                                                    998,226
---------------------------------------------------------------------------------------------
=============================================================================================

LIABILITIES:

Payable for deferred compensation plan                                                  1,802
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                    880
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                 8
---------------------------------------------------------------------------------------------
Accrued operating expenses                                                             14,722
=============================================================================================
      Total liabilities                                                                17,412
=============================================================================================
Net assets applicable to shares outstanding                                      $    980,814
---------------------------------------------------------------------------------------------
=============================================================================================

NET ASSETS CONSIST OF:

   Shares of beneficial interest                                                 $  1,000,105
---------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)                                          (1,774)
---------------------------------------------------------------------------------------------
   Undistributed net realized gain (loss) from investment securities                   (4,091)
---------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of investment securities                    (13,426)
=============================================================================================
                                                                                 $    980,814
---------------------------------------------------------------------------------------------
=============================================================================================

NET ASSETS:

Class A                                                                          $    392,324
---------------------------------------------------------------------------------------------
=============================================================================================
Class B                                                                          $    294,245
---------------------------------------------------------------------------------------------
=============================================================================================
Class C                                                                          $    294,245
---------------------------------------------------------------------------------------------
=============================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                                40,295
---------------------------------------------------------------------------------------------
=============================================================================================
Class B                                                                                30,222
---------------------------------------------------------------------------------------------
=============================================================================================
Class C                                                                                30,222
---------------------------------------------------------------------------------------------
=============================================================================================
Class A :
   Net asset value per share                                                     $       9.74
---------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $9.74 / 94.50%)                                        $      10.31
---------------------------------------------------------------------------------------------
=============================================================================================
Class B :
   Net asset value and offering price per share                                  $       9.74
---------------------------------------------------------------------------------------------
=============================================================================================
Class C :
   Net asset value and offering price per share                                  $       9.74
---------------------------------------------------------------------------------------------
=============================================================================================


       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)

INVESTMENT INCOME:

Dividends                                                                            $  6,900
=============================================================================================

EXPENSES:

Advisory fees                                                                           3,530
---------------------------------------------------------------------------------------------
Administrative services fees                                                           24,795
---------------------------------------------------------------------------------------------
Distribution fees--Class A                                                                659
---------------------------------------------------------------------------------------------
Distribution fees--Class B                                                              1,412
---------------------------------------------------------------------------------------------
Distribution fees--Class C                                                              1,412
---------------------------------------------------------------------------------------------
Printing fees                                                                           6,281
---------------------------------------------------------------------------------------------
Professional fees                                                                      16,435
---------------------------------------------------------------------------------------------
Transfer agent fees                                                                        44
---------------------------------------------------------------------------------------------
Trustees' fees                                                                          4,388
---------------------------------------------------------------------------------------------
Other                                                                                     804
=============================================================================================
      Total expenses                                                                   59,760
=============================================================================================
Less: Fees waived and expenses paid indirectly                                        (51,525)
---------------------------------------------------------------------------------------------
      Net expenses                                                                      8,235
=============================================================================================
Net investment income (loss)                                                           (1,335)
=============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                                            7,216
---------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment securities          (1,402)
=============================================================================================
Net gain from investment securities                                                     5,814
=============================================================================================
Net increase in net assets resulting from operations                                 $  4,479
---------------------------------------------------------------------------------------------
=============================================================================================



       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED) THROUGH OCTOBER 31, 2002
(UNAUDITED)

                                                                                 APRIL 30,         OCTOBER 31,
                                                                                  2003                2002
                                                                            -----------------   ------------------
OPERATIONS:

   Net investment income (loss)                                                     $  (1,335)          $     (364)
------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from investment securities                                  7,216              (11,307)
------------------------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation (depreciation) of investment securities       (1,402)             (12,024)
==================================================================================================================
      Net increase (decrease) in net assets resulting from operations                   4,479              (23,695)
==================================================================================================================
Distributions to shareholders from net investment income:
   Class A                                                                             (2,800)                  --
------------------------------------------------------------------------------------------------------------------
   Class B                                                                             (2,100)                  --
------------------------------------------------------------------------------------------------------------------
   Class C                                                                             (2,100)                  --
==================================================================================================================
   Total distributions from net investment income                                      (7,000)                  --
==================================================================================================================
   Net increase (decrease) in net assets resulting from distributions                  (7,000)                  --
==================================================================================================================
Share transactions-net:
   Class A                                                                              2,800              400,010
------------------------------------------------------------------------------------------------------------------
   Class B                                                                              2,100              300,010
------------------------------------------------------------------------------------------------------------------
   Class C                                                                              2,100              300,010
==================================================================================================================
      Net increase in net assets resulting from share transactions                      7,000            1,000,030
==================================================================================================================
      Net increase in net assets                                                        4,479              976,335
==================================================================================================================

NET ASSETS:
   Beginning of period                                                                976,335                   --
==================================================================================================================
   End of period                                                                    $ 980,814           $  976,335
------------------------------------------------------------------------------------------------------------------
==================================================================================================================




       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

         The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.


D. FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.75%. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended April 30, 2003, AIM waived fees of $3,530 and reimbursed expenses of $40,060.

         The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

         The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $23 for such services.

         The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be rescinded, terminated or modified at any time. For the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively, after AIM Distributors waived fees of $3,483.

         Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

         During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6 and reductions in custodian fees of $611 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $617.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5 - BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended April 30, 2003.

NOTE 6 - TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                CAPITAL
EXPIRATION                                 LOSS CARRYFORWARD
---------------------------------        ---------------------
October 31, 2010                                   $    11,307

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $128,659 and $140,487, respectively.

         The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:


Aggregate unrealized appreciation of investment securities                       $     47,602
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (61,028)
=============================================================================================
Net unrealized appreciation (depreciation) of investment securities              $    (13,426)
---------------------------------------------------------------------------------------------
=============================================================================================
Investments have the same costs for tax and financial statement purposes.

NOTE 8 - SHARE INFORMATION

The Fund commenced operations August 30, 2002 and consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002 were as follows:

                                                                                    AUGUST 30, 2002
                                             SIX MONTHS ENDED                 (DATE OPERATIONS COMMENCED)
                                                APRIL 30,                           TO OCTOBER 31,
                                                   2003                                  2002
                                    ----------------------------------  ---------------------------------------
                                       SHARES               AMOUNT         SHARES                  AMOUNT
                                    -------------         ------------  -------------        ------------------
Sold:
  Class A *                                    --         $         --         40,001        $          400,010
---------------------------------------------------------------------------------------------------------------
  Class B *                                    --                   --         30,001                   300,010
---------------------------------------------------------------------------------------------------------------
  Class C *                                    --                   --         30,001                   300,010
===============================================================================================================
Issued as reinvestment of dividends:
  Class A *                                   294                2,800             --                        --
---------------------------------------------------------------------------------------------------------------
  Class B *                                   221                2,100             --                        --
---------------------------------------------------------------------------------------------------------------
  Class C *                                   221                2,100             --                        --
===============================================================================================================
                                              736         $      7,000        100,003        $        1,000,030
---------------------------------------------------------------------------------------------------------------
===============================================================================================================


* Currently, all shares are owned by AIM.

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the six months ended April 30, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002.

                                                                                          CLASS A
                                                                         ------------------------------------------
                                                                                                 AUGUST 30, 2002
                                                                           SIX MONTHS            (DATE OPERATIONS
                                                                              ENDED               COMMENCED) TO
                                                                            APRIL 30,              OCTOBER 31,
                                                                              2003                    2002
                                                                         ----------------      -------------------
Net asset value, beginning of period                                             $  9.76                  $  10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                    (0.01)                     0.00
------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)                  0.06                     (0.24)
==================================================================================================================
      Total from investment operations                                              0.05                     (0.24)
==================================================================================================================
Less distributions from net investment income                                      (0.07)                       --
==================================================================================================================
Net asset value, end of period                                                   $  9.74                  $   9.76
------------------------------------------------------------------------------------------------------------------
==================================================================================================================
Total return (a)                                                                    0.53%                    (2.40)%
------------------------------------------------------------------------------------------------------------------
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $    392                 $    391
------------------------------------------------------------------------------------------------------------------
==================================================================================================================
Ratio of expenses to average net assets:
   With fee waivers                                                                  1.88%(b)                 1.76% (c)
------------------------------------------------------------------------------------------------------------------
   Without fee waivers                                                              11.49%(b)                22.45% (c)
------------------------------------------------------------------------------------------------------------------
==================================================================================================================
Ratio of net investment income (loss) to average net assets                         (0.28)(b)                (0.22)(c)
------------------------------------------------------------------------------------------------------------------
==================================================================================================================
Portfolio turnover rate (d)                                                            14%                       1%
------------------------------------------------------------------------------------------------------------------
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $379,600.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

                                                                                           CLASS B
                                                                         -------------------------------------------
                                                                                                 AUGUST 30, 2002
                                                                           SIX MONTHS            (DATE OPERATIONS
                                                                              ENDED               COMMENCED) TO
                                                                            APRIL 30,              OCTOBER 31,
                                                                              2003                     2002
                                                                         ----------------       -------------------
Net asset value, beginning of period                                             $   9.76                  $  10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                     (0.01)                     0.00
-------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)                   0.06                     (0.24)
===================================================================================================================
      Total from investment operations                                               0.05                     (0.24)
===================================================================================================================
Less distributions from net investment income                                       (0.07)                       --
===================================================================================================================
Net asset value, end of period                                                   $   9.74                  $   9.76
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Total return (a)                                                                     0.53%                    (2.40)%
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $    294                  $    293
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratio of expenses to average net assets:
   With fee waivers                                                                  1.88%(b)                  1.76%(c)
-------------------------------------------------------------------------------------------------------------------
   Without fee waivers                                                              12.14%(b)                 23.10%(c)
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratio of net investment income (loss) to average net assets                         (0.28)(b)                 (0.22)(c)
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Portfolio turnover rate (d)                                                            14%                        1%
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $284,702.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

                                                                                        CLASS C
                                                                          ----------------------------------------
                                                                                                  AUGUST 30, 2002
                                                                            SIX MONTHS            (DATE OPERATIONS
                                                                               ENDED               COMMENCED) TO
                                                                             APRIL 30,              OCTOBER 31,
                                                                               2003                     2002
                                                                         ----------------       -------------------
Net asset value, beginning of period                                             $   9.76                 $   10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                     (0.01)                     0.00
-------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)                   0.06                     (0.24)
===================================================================================================================
      Total from investment operations                                               0.05                     (0.24)
===================================================================================================================
Less distributions from net investment income                                       (0.07)                       --
===================================================================================================================
Net asset value, end of period                                                   $   9.74                 $    9.76
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Total return (a)                                                                     0.53%                    (2.40)%
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $    294                 $     293
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratio of expenses to average net assets:
   With fee waivers                                                                  1.88%(b)                  1.76%(c)
-------------------------------------------------------------------------------------------------------------------
   Without fee waivers                                                              12.14%(b)                 23.10%(c)
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Ratio of net investment income (loss) to average net assets                         (0.28)(b)                 (0.22)(c)
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================
Portfolio turnover rate (d)                                                            14%                        1%
-------------------------------------------------------------------------------------------------------------------
===================================================================================================================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $284,702.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                           OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                   11 Greenway Plaza
                              Chairman and President             Suite 100
Mark H. Williamson                                               Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Vice President                     INVESTMENT ADVISOR

Bruce L. Crockett             M. Carome                          A I M Advisors, Inc.
                              Vice President                     11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                              Gary T. Crum                       Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer       A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                              Stuart W. Coco                     Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                                 CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                     State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                              Edgar M. Larsen                    Boston, MA 02110
Louis S. Sklar                Vice President
                                                                 COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                          Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                               AIM WEINGARTEN FUND

                                 (COVER IMAGE)

                                (AIM FUNDS LOGO)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


             AIM Weingarten Fund seeks to provide growth of capital.

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

HOLDINGS BY MARKET CAPITALIZATION*

As of 4/30/03

                             (PIE CHART)

MID-CAP STOCKS                       16%
LARGE-CAP STOCKS                     84%


TOTAL NUMBER OF HOLDINGS*           106
TOTAL NET ASSETS           $2.5 BILLION

                                                            Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (6/17/69)        11.24%
 10 Years                    3.42
  5 Years                  -10.94
  1 Year                   -22.97

CLASS B SHARES
 Inception (6/26/95)         0.65%
  5 Years                  -10.84
  1 Year                   -23.01

CLASS C SHARES
 Inception (8/4/97)         -7.04%
  5 Years                  -10.58
  1 Year                   -19.76

CLASS R SHARES**
 10 Years                    3.81%
  5 Years                  -10.09
  1 Year                   -18.56

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance (inception date 6/17/69) at net asset value, adjusted to reflect Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                     2.95%
CLASS B SHARES                     2.72
CLASS C SHARES                     2.72
CLASS R SHARES                     2.85
S&P 500 INDEX (Broad Market Index) 4.47
RUSSELL 1000 GROWTH INDEX          4.28
(Style-Specific Index)
LIPPER LARGE-CAP GROWTH FUND INDEX 2.37
(Peer Group Index)

Source: Lipper, Inc.

In addition to the fund's average annual total returns as of the close of the reporting period shown at left, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (6/17/69), 11.03%; 10 years, 2.22%; five years, -11.92%; one year, -34.01%. Class B shares, inception (6/26/95), -0.27%; five years, -11.82%; one year, -34.09%. Class C shares, inception (8/4/97), -8.31%; five years, -11.57%; one year, -31.29%.
Class R shares, 10 years, 2.61%; five years, -11.08%; one year, -30.26%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

========================================================================================
TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------
 1. Microsoft Corp.                     3.5%     1. Pharmaceuticals                 8.2%

 2. Pfizer Inc.                         3.2      2. Diversified Financial Services  7.6

 3. Amgen Inc.                          2.2      3. Semiconductors                  6.8

 4. Tyco International Ltd. (Bermuda)   2.2      4. Systems Software                6.7

 5. Cisco Systems, Inc.                 2.1      5. Health Care Equipment           4.2

 6. Dell Computer Corp.                 2.0      6. Computer Hardware               3.8

 7. Gap, Inc. (The)                     2.0      7. Biotechnology                   3.6

 8. Citigroup Inc.                      1.8      8. Semiconductor Equipment         2.9

 9. Aetna Inc.                          1.8      9. Managed Health Care             2.9

10. Analog Devices, Inc.                1.8     10. Industrial Conglomerates        2.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective 5/1/03, after the close of the reporting period, the portfolio management team for AIM Weingarten Fund is as follows: James G. Birdsall, Monika H. Degan, and Lanny H. Sachnowitz.

o AIM Weingarten Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than the original investment.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies. The Growth segment measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Weingarten Fund for the six months
ROBERT H.           ended April 30, 2003. You will note that we have adopted a
GRAHAM]             more concise format for our semiannual reports. Important
                    information such as top holdings and performance as of the close of the reporting period appear on the opposite page.
POSITIVE            This letter will provide an overview of the markets and your
PERFORMANCE         fund during the six months covered by this report. As
DURING MARCH AND    always, timely information about your fund and the markets
APRIL 2003          in general is available at our Web site, aiminvestments.com.
ENABLED MAJOR
STOCK MARKET        MARKET CONDITIONS
INDEXES TO POST
GAINS FOR THE       Positive performance during March and April 2003 enabled
REPORTING PERIOD.   major stock market indexes to post gains for the reporting
ROBERT H. GRAHAM    period. For example, the unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500), an index of
common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

   Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Weingarten Fund, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Lanny H. Sachnowitz and Monika H. Degan sought to identify companies that have experienced above-average growth in earnings and have excellent prospects for future growth.

   Both at the beginning of the reporting period and at its end, the four largest sectors in the fund's portfolio were information technology, health care, consumer discretionary, and financials. Keep in mind that managers focus on individual companies rather than particular industries or sectors. The fund had 106 equity holdings at the end of the reporting period compared to 137 at its outset.

   We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Weingarten Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM WEINGARTEN FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

                                  [BAR CHART]

Inception (10/8/91)                   4.58%
10 years                              4.50
 5 years                             -9.49
 1 year                             -17.80
 6 months                             3.43*

*NOT ANNUALIZED

================================================================================



================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

                                   [BAR CHART]

Inception (10/8/91)                    3.95%
10 years                               3.29
 5 years                             -10.48
 1 year                              -29.62

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.

================================================================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               WEI-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.97%

ADVERTISING-1.22%

Omnicom Group Inc.                                500,000   $   30,950,000
==========================================================================

AEROSPACE & DEFENSE-1.70%

Lockheed Martin Corp.                             600,000       30,030,000
--------------------------------------------------------------------------
Northrop Grumman Corp.                            150,000       13,192,500
==========================================================================
                                                                43,222,500
==========================================================================

AIRLINES-1.35%

Ryanair Holdings PLC-ADR (Ireland)(a)             500,000       19,835,000
--------------------------------------------------------------------------
Southwest Airlines Co.                            900,000       14,364,000
==========================================================================
                                                                34,199,000
==========================================================================

APPAREL RETAIL-2.54%

Gap, Inc. (The)                                 3,000,000       49,890,000
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              750,000       14,437,500
==========================================================================
                                                                64,327,500
==========================================================================

APPLICATION SOFTWARE-2.00%

Electronic Arts Inc.(a)(b)                        400,000       23,708,000
--------------------------------------------------------------------------
Intuit Inc.(a)                                    350,000       13,573,000
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      400,000       13,576,000
==========================================================================
                                                                50,857,000
==========================================================================

BANKS-1.79%

Bank of America Corp.                             450,000       33,322,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 250,000       12,065,000
==========================================================================
                                                                45,387,500
==========================================================================

BIOTECHNOLOGY-3.63%

Amgen Inc.(a)(b)                                  900,000       55,179,000
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          800,000       36,912,000
==========================================================================
                                                                92,091,000
==========================================================================

BREWERS-0.98%

Anheuser-Busch Cos., Inc.                         500,000       24,940,000
==========================================================================

BROADCASTING & CABLE TV-1.58%

Clear Channel Communications, Inc.(a)             600,000       23,466,000
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               500,000       16,550,000
==========================================================================
                                                                40,016,000
==========================================================================

BUILDING PRODUCTS-0.33%

Masco Corp.                                       400,000        8,428,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL-1.41%

Best Buy Co., Inc.(a)                             600,000   $   20,748,000
--------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     350,000       14,924,000
==========================================================================
                                                                35,672,000
==========================================================================

COMPUTER HARDWARE-3.81%

Dell Computer Corp.(a)                          1,750,000       50,592,500
--------------------------------------------------------------------------
Hewlett-Packard Co.                             1,000,000       16,300,000
--------------------------------------------------------------------------
International Business Machines Corp.             350,000       29,715,000
==========================================================================
                                                                96,607,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.72%

EMC Corp.(a)                                    2,000,000       18,180,000
==========================================================================

CONSUMER FINANCE-0.37%

MBNA Corp.                                        500,000        9,450,000
==========================================================================

DATA PROCESSING SERVICES-1.94%

First Data Corp.                                  400,000       15,692,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   400,000       11,776,000
--------------------------------------------------------------------------
Paychex, Inc.                                     700,000       21,798,000
==========================================================================
                                                                49,266,000
==========================================================================

DEPARTMENT STORES-1.12%

Kohl's Corp.(a)                                   500,000       28,400,000
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-7.59%

American Express Co.                              450,000       17,037,000
--------------------------------------------------------------------------
Citigroup Inc.                                  1,150,000       45,137,500
--------------------------------------------------------------------------
Fannie Mae                                        350,000       25,336,500
--------------------------------------------------------------------------
Freddie Mac                                       250,000       14,475,000
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   550,000       41,745,000
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           900,000       26,415,000
--------------------------------------------------------------------------
SLM Corp.                                         200,000       22,400,000
==========================================================================
                                                               192,546,000
==========================================================================

DRUG RETAIL-0.97%

Walgreen Co.                                      800,000       24,688,000
==========================================================================

EMPLOYMENT SERVICES-0.58%

Robert Half International Inc.(a)                 900,000       14,652,000
==========================================================================

FOOD DISTRIBUTORS-0.79%

SYSCO Corp.(b)                                    700,000       20,111,000
==========================================================================

FOOD RETAIL-0.94%

Whole Foods Market, Inc.(a)(b)                    400,000       23,744,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-1.89%

Family Dollar Stores, Inc.                        400,000   $   13,676,000
--------------------------------------------------------------------------
Target Corp.                                      600,000       20,064,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             250,000       14,080,000
==========================================================================
                                                                47,820,000
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.06%

Cardinal Health, Inc.                             250,000       13,820,000
--------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              650,000       12,941,500
==========================================================================
                                                                26,761,500
==========================================================================

HEALTH CARE EQUIPMENT-4.21%

Becton, Dickinson & Co.                           750,000       26,550,000
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                        900,000       38,745,000
--------------------------------------------------------------------------
Medtronic, Inc.                                   450,000       21,483,000
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          425,000       19,932,500
==========================================================================
                                                               106,710,500
==========================================================================

HEALTH CARE SUPPLIES-1.04%

Alcon, Inc. (Switzerland)(a)                      600,000       26,430,000
==========================================================================

HOUSEHOLD PRODUCTS-2.29%

Colgate-Palmolive Co.                             350,000       20,009,500
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        425,000       38,186,250
==========================================================================
                                                                58,195,750
==========================================================================

HOUSEWARES & SPECIALTIES-1.08%

Newell Rubbermaid Inc.                            900,000       27,432,000
==========================================================================

INDUSTRIAL CONGLOMERATES-2.77%

3M Co.                                            125,000       15,755,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               3,500,000       54,600,000
==========================================================================
                                                                70,355,000
==========================================================================

INDUSTRIAL GASES-0.57%

Praxair, Inc.                                     250,000       14,520,000
==========================================================================

INDUSTRIAL MACHINERY-1.05%

Danaher Corp.                                     200,000       13,796,000
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          200,000       12,796,000
==========================================================================
                                                                26,592,000
==========================================================================

INSURANCE BROKERS-0.34%

Willis Group Holdings Ltd. (Bermuda)              274,900        8,574,131
==========================================================================

INTERNET RETAIL-2.44%

Amazon.com, Inc.(a)                             1,350,000       38,704,500
--------------------------------------------------------------------------
eBay Inc.(a)                                      250,000       23,192,500
==========================================================================
                                                                61,897,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-1.32%

Yahoo! Inc.(a)                                  1,350,000   $   33,453,000
==========================================================================

IT CONSULTING & SERVICES-1.32%

Accenture Ltd.-Class A (Bermuda)(a)               900,000       14,418,000
--------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)     400,000       19,080,000
==========================================================================
                                                                33,498,000
==========================================================================

MANAGED HEALTH CARE-2.86%

Aetna Inc.                                        900,000       44,820,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           300,000       27,639,000
==========================================================================
                                                                72,459,000
==========================================================================

MOTORCYCLE MANUFACTURERS-0.61%

Harley-Davidson, Inc.                             350,000       15,554,000
==========================================================================

MOVIES & ENTERTAINMENT-0.51%

Walt Disney Co. (The)                             700,000       13,062,000
==========================================================================

MULTI-LINE INSURANCE-0.91%

American International Group, Inc.                400,000       23,180,000
==========================================================================

NETWORKING EQUIPMENT-2.44%

Cisco Systems, Inc.(a)                          3,500,000       52,640,000
--------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         900,000        9,198,000
==========================================================================
                                                                61,838,000
==========================================================================

OIL & GAS DRILLING-1.04%

ENSCO International Inc.                          500,000       12,700,000
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              350,000       13,720,000
==========================================================================
                                                                26,420,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.74%

Schlumberger Ltd. (Netherlands)                   450,000       18,868,500
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.56%

Devon Energy Corp.                                300,000       14,175,000
==========================================================================

PERSONAL PRODUCTS-0.48%

Gillette Co. (The)                                400,000       12,180,000
==========================================================================

PHARMACEUTICALS-8.18%

Allergan, Inc.                                    100,000        7,025,000
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      400,000       20,688,000
--------------------------------------------------------------------------
Johnson & Johnson                                 500,000       28,180,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 450,000       28,719,000
--------------------------------------------------------------------------
Pfizer Inc.                                     2,650,000       81,487,500
--------------------------------------------------------------------------
Wyeth                                             950,000       41,353,500
==========================================================================
                                                               207,453,000
==========================================================================

RESTAURANTS-0.37%

Starbucks Corp.(a)                                400,000        9,396,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.94%

Applied Materials, Inc.(a)                      2,700,000   $   39,420,000
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                       1,250,000       35,050,000
==========================================================================
                                                                74,470,000
==========================================================================

SEMICONDUCTORS-6.78%

Analog Devices, Inc.(a)                         1,350,000       44,712,000
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         500,000        8,945,000
--------------------------------------------------------------------------
Intel Corp.                                     1,000,000       18,400,000
--------------------------------------------------------------------------
Linear Technology Corp.                           900,000       31,023,000
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   350,000       13,751,500
--------------------------------------------------------------------------
Microchip Technology Inc.                         600,000       12,474,000
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                          2,500,000       20,925,000
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   800,000       21,656,000
==========================================================================
                                                               171,886,500
==========================================================================

SOFT DRINKS-0.77%

PepsiCo, Inc.                                     450,000       19,476,000
==========================================================================

SPECIALTY CHEMICALS-0.60%

Ecolab Inc.                                       300,000       15,327,000
==========================================================================

SPECIALTY STORES-1.65%

AutoZone, Inc.(a)                                 175,000       14,141,750
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         700,000       27,657,000
==========================================================================
                                                                41,798,750
==========================================================================

SYSTEMS SOFTWARE-6.74%

Microsoft Corp.                                 3,500,000       89,495,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,350,000       39,798,000
--------------------------------------------------------------------------
Symantec Corp.(a)                                 450,000       19,777,500
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,000,000       22,010,000
==========================================================================
                                                               171,080,500
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.39%

Nortel Networks Corp. (Canada)(a)               7,500,000       19,350,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                     500,000       15,945,000
==========================================================================
                                                                35,295,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.66%

AT&T Wireless Services Inc.(a)                  4,000,000   $   25,840,000
--------------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)           825,000       16,302,000
==========================================================================
                                                                42,142,000
==========================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $2,323,042,855)                          2,536,035,131
__________________________________________________________________________
==========================================================================

                                                 NUMBER
                                                   OF       EXERCISE   EXPIRATION
                                               CONTRACTS     PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

Tyco International Ltd. (Bermuda) (Industrial
  Conglomerates) (Cost $201,000)                    3,000    $  15       Jun-03           217,500
_________________________________________________________________________________________________
=================================================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.90%

STIC Liquid Assets Portfolio(c)                 11,407,567      11,407,567
--------------------------------------------------------------------------
STIC Prime Portfolio(c)                         11,407,567      11,407,567
==========================================================================
  Total Money Market Funds (Cost $22,815,134)                   22,815,134
==========================================================================
TOTAL INVESTMENTS-100.88% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,346,058,989)                                            2,559,067,765
__________________________________________________________________________
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED
  MONEY MARKET FUNDS-2.95%

STIC Liquid Assets Portfolio(c)(d)              74,815,700      74,815,700
==========================================================================
  Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $74,815,700)                                          74,815,700
__________________________________________________________________________
==========================================================================
TOTAL INVESTMENTS-103.83% (Cost
  $2,420,874,689)                                            2,633,883,465
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.83%)                          (97,215,936)
==========================================================================
NET ASSETS-100.00%                                          $2,536,667,529
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,420,874,689)*                           $ 2,633,883,465
------------------------------------------------------------
Receivables for:
  Investments sold                                16,683,417
------------------------------------------------------------
  Fund shares sold                                   926,984
------------------------------------------------------------
  Dividends                                          931,062
------------------------------------------------------------
Investment for deferred compensation plan            172,951
------------------------------------------------------------
Other assets                                         122,054
============================================================
     Total assets                              2,652,719,933
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           26,462,190
------------------------------------------------------------
  Fund shares reacquired                           4,474,610
------------------------------------------------------------
  Options written (premiums received
     $3,974,726)                                   6,035,000
------------------------------------------------------------
  Deferred compensation plan                         172,951
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       74,815,700
------------------------------------------------------------
Accrued distribution fees                          1,458,953
------------------------------------------------------------
Accrued trustees' fees                                 3,034
------------------------------------------------------------
Accrued transfer agent fees                        2,101,646
------------------------------------------------------------
Accrued operating expenses                           528,320
============================================================
     Total liabilities                           116,052,404
============================================================
Net assets applicable to shares outstanding  $ 2,536,667,529
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 6,007,229,783
------------------------------------------------------------
Undistributed net investment income (loss)       (11,565,238)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (3,669,945,583)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      210,948,567
============================================================
                                             $ 2,536,667,529
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,950,008,669
____________________________________________________________
============================================================
Class B                                      $   502,344,229
____________________________________________________________
============================================================
Class C                                      $    82,305,326
____________________________________________________________
============================================================
Class R                                      $       184,406
____________________________________________________________
============================================================
Institutional Class                          $     1,824,899
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          199,732,253
____________________________________________________________
============================================================
Class B                                           55,468,750
____________________________________________________________
============================================================
Class C                                            9,079,099
____________________________________________________________
============================================================
Class R                                               18,910
____________________________________________________________
============================================================
Institutional Class                                  178,102
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.76
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.76 divided by
       94.50%)                               $         10.33
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          9.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          9.07
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $          9.75
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         10.25
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $69,990,662 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   9,932,650
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        237,319
---------------------------------------------------------------------------
Interest                                                              3,106
---------------------------------------------------------------------------
Security lending income                                              46,824
===========================================================================
    Total investment income                                      10,219,899
===========================================================================

EXPENSES:

Advisory fees                                                     8,207,425
---------------------------------------------------------------------------
Administrative services fees                                        246,017
---------------------------------------------------------------------------
Custodian fees                                                       81,963
---------------------------------------------------------------------------
Distribution fees -- Class A                                      2,935,429
---------------------------------------------------------------------------
Distribution fees -- Class B                                      2,522,191
---------------------------------------------------------------------------
Distribution fees -- Class C                                        409,011
---------------------------------------------------------------------------
Distribution fees -- Class R                                            289
---------------------------------------------------------------------------
Transfer agent fees                                               6,464,671
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              871
---------------------------------------------------------------------------
Trustees' fees                                                       12,595
---------------------------------------------------------------------------
Other                                                               492,623
===========================================================================
    Total expenses                                               21,373,085
===========================================================================
Less: Fees waived and expenses paid indirectly                      (25,101)
===========================================================================
    Net expenses                                                 21,347,984
===========================================================================
Net investment income (loss)                                    (11,128,085)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (247,060,918)
---------------------------------------------------------------------------
  Foreign currencies                                                115,356
---------------------------------------------------------------------------
  Option contracts written                                         (271,201)
===========================================================================
                                                               (247,216,763)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         330,260,280
---------------------------------------------------------------------------
  Foreign currencies                                                     39
---------------------------------------------------------------------------
  Option contracts written                                       (2,104,891)
===========================================================================
                                                                328,155,428
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               80,938,665
===========================================================================
Net increase in net assets resulting from operations          $  69,810,580
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (11,128,085)   $   (32,392,421)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                    (247,216,763)      (796,583,815)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                                328,155,428       (246,187,556)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    69,810,580     (1,075,163,792)
================================================================================================
Share transactions-net:
  Class A                                                        (210,607,658)    (1,064,806,254)
------------------------------------------------------------------------------------------------
  Class B                                                         (42,618,894)      (180,109,268)
------------------------------------------------------------------------------------------------
  Class C                                                          (6,196,189)       (30,575,415)
------------------------------------------------------------------------------------------------
  Class R                                                             102,906             72,385
------------------------------------------------------------------------------------------------
  Institutional Class                                                (120,098)        (5,419,461)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (259,439,933)    (1,280,838,013)
================================================================================================
    Net increase (decrease) in net assets                        (189,629,353)    (2,356,001,805)
================================================================================================

NET ASSETS:

  Beginning of period                                           2,726,296,882      5,082,298,687
================================================================================================
  End of period                                               $ 2,536,667,529    $ 2,726,296,882
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $4,646. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $246,017 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $3,249,635 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $2,935,429, $2,522,191, $409,011 and $289, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $148,910 in front-end sales commissions from the sale of Class A shares and $1,480, $0, $3,965 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $3,698 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $18,920 and reductions in custodian fees of $1,535 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20,455.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $69,990,662 were on loan to brokers. The loans were secured by cash collateral of $74,815,700 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $46,824 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                    2,500     $   585,867
------------------------------------------------------------
Written                               85,660      14,384,503
------------------------------------------------------------
Closed                               (56,850)     (8,990,856)
------------------------------------------------------------
Exercised                            (12,307)     (1,640,983)
------------------------------------------------------------
Expired                               (1,503)       (363,805)
============================================================
End of period                         17,500     $ 3,974,726
____________________________________________________________
============================================================


    Open call option contracts written at April 30, 2003 were as follows:

                                                                      APRIL 30,
                                                                        2003         UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF    PREMIUMS       MARKET       APPRECIATION
ISSUE                   MONTH     PRICE    CONTRACTS    RECEIVED        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Amgen Inc.              Jul-03      60       2,500     $  767,477    $1,125,000     $  (357,523)
-------------------------------------------------------------------------------------------------
Electronic Arts Inc.    Jun-03      65       2,000        333,990       175,000         158,990
-------------------------------------------------------------------------------------------------
Electronic Arts Inc.    Sep-03      70       2,000        403,827       270,000         133,827
-------------------------------------------------------------------------------------------------
SYSCO Corp.             May-03      25       7,000      1,081,467     2,625,000      (1,543,533)
-------------------------------------------------------------------------------------------------
Whole Foods Market,
 Inc.                   Nov-03      60       4,000      1,387,965     1,840,000        (452,035)
=================================================================================================
                                            17,500     $3,974,726    $6,035,000     $(2,060,274)
_________________________________________________________________________________________________
=================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2009                              $2,559,101,338
------------------------------------------------------------
October 31, 2010                                 763,027,747
============================================================
Total capital loss carryforward               $3,322,129,085
____________________________________________________________
============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $1,614,076,870 and $1,829,779,536, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 271,893,440
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (112,914,802)
============================================================
Net unrealized appreciation of investment
  securities                                   $ 158,978,638
____________________________________________________________
============================================================
Cost of investments for tax purposes is $2,474,904,827.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     APRIL 30, 2003                  OCTOBER 31, 2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,151,560    $  58,141,087      16,597,940    $   199,251,597
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,983,121       26,356,988       5,995,984         66,787,479
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         978,774        8,573,034       1,919,777         21,362,371
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         10,990          103,421           7,975             72,385
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               7,472           73,633          45,598            504,589
=============================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         141,573        1,329,862         368,013          4,307,233
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (152,420)      (1,329,862)       (393,806)        (4,307,233)
=============================================================================================================================
Reacquired:
  Class A                                                     (28,727,592)    (270,078,607)   (111,225,206)    (1,268,365,084)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,830,666)     (67,646,020)    (22,942,810)      (242,589,514)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,693,948)     (14,769,223)     (4,815,984)       (51,937,786)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            (55)            (515)             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (19,408)        (193,731)       (438,298)        (5,924,050)
=============================================================================================================================
                                                              (28,150,599)   $(259,439,933)   (114,880,817)   $(1,280,838,013)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A
                                     ------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED OCTOBER 31,
                                     APRIL 30,         ------------------------------------------------------------------------
                                        2003              2002             2001          2000             1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     9.47        $    12.65       $    28.16    $    28.31       $    21.72    $    22.72
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.03)(a)         (0.07)(a)        (0.10)        (0.14)(a)        (0.10)         0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.32             (3.11)          (11.87)         3.18             8.16          2.38
===============================================================================================================================
    Total from investment
      operations                           0.29             (3.18)          (11.97)         3.04             8.06          2.40
===============================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                --               --            --            (0.01)           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                --            (3.54)        (3.19)           (1.46)        (3.40)
===============================================================================================================================
    Total distributions                      --                --            (3.54)        (3.19)           (1.47)        (3.40)
===============================================================================================================================
Net asset value, end of period       $     9.76        $     9.47       $    12.65    $    28.16       $    28.31    $    21.72
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                            3.06%           (25.14)%         (47.38)%       10.61%           38.62%        12.34%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,950,009        $2,104,660       $4,001,552    $8,948,781       $8,089,739    $6,094,178
===============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         1.52%(c)          1.33%            1.21%         1.03%            1.03%         1.04%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                      1.52%(c)          1.33%            1.22%         1.07%            1.08%         1.09%
===============================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.71)%(c)        (0.64)%          (0.56)%       (0.45)%          (0.38)%        0.07%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                   63%              217%             240%          145%             124%          125%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,973,170,268.
(d)  Not annualized for periods less than one year.


                                                                                 CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                            2003             2002           2001         2000             1999            1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   8.82        $  11.86       $  26.82    $    27.29       $    21.12       $  22.34
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)       (0.15)(a)      (0.21)        (0.36)(a)        (0.30)(a)      (0.15)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.30           (2.89)        (11.21)         3.08             7.93           2.33
================================================================================================================================
    Total from investment operations           0.24           (3.04)        (11.42)         2.72             7.63           2.18
================================================================================================================================
Less distributions from net realized
  gains                                          --              --          (3.54)        (3.19)           (1.46)         (3.40)
================================================================================================================================
Net asset value, end of period             $   9.06        $   8.82       $  11.86    $    26.82       $    27.29       $  21.12
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                2.72%         (25.63)%       (47.75)%        9.76%           37.59%         11.45%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $502,344        $533,224       $922,476    $1,927,514       $1,291,456       $705,750
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.22%(c)        2.04%          1.92%         1.78%            1.82%          1.83%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.22%(c)        2.04%          1.93%         1.82%            1.87%          1.87%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.41)%(c)      (1.34)%        (1.27)%       (1.20)%          (1.17)%        (0.72)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                       63%            217%           240%          145%             124%           125%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $508,618,685.
(d)  Not annualized for periods less than one year.


                                                                              CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2003            2002           2001        2000           1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  8.83         $ 11.87       $  26.85    $  27.30       $  21.14       $ 22.34
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)(a)       (0.15)(a)      (0.21)      (0.36)(a)      (0.30)(a)     (0.15)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.30           (2.89)        (11.23)       3.10           7.92          2.35
==========================================================================================================================
    Total from investment operations          0.24           (3.04)        (11.44)       2.74           7.62          2.20
==========================================================================================================================
Less distributions from net realized
  gains                                         --              --          (3.54)      (3.19)         (1.46)        (3.40)
==========================================================================================================================
Net asset value, end of period             $  9.07         $  8.83       $  11.87    $  26.85       $  27.30       $ 21.14
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               2.72%         (25.61)%       (47.77)%      9.83%         37.50%        11.54%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $82,305         $86,455       $150,604    $301,590       $105,420       $23,107
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.22%(c)        2.04%          1.92%       1.78%          1.82%         1.83%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.22%(c)        2.04%          1.93%       1.82%          1.87%         1.87%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.41)%(c)      (1.34)%        (1.27)%     (1.20)%        (1.17)%       (0.72)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                      63%            217%           240%        145%           124%          125%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $82,480,138.
(d)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.47            $ 11.36
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.32              (1.86)
============================================================================================
    Total from investment operations                              0.28              (1.89)
============================================================================================
Net asset value, end of period                                  $ 9.75            $  9.47
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   2.96%            (16.64)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  184            $    76
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.72%(c)           1.53%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             1.72%(c)           1.53%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.91)%(c)         (0.84)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          63%               217%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $116,548.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                  INSTITUTIONAL CLASS
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                       ENDED                             YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                        2003            2002          2001       2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 9.91         $ 13.16       $ 29.00    $ 28.96       $  22.18    $ 23.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.00)(a)       (0.01)(a)     (0.01)     (0.06)(a)       0.02       0.10
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.34           (3.24)       (12.29)      3.29           8.32       2.43
=================================================================================================================================
    Total from investment operations                      0.34           (3.25)       (12.30)      3.23           8.34       2.53
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --              --            --         --          (0.10)        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --              --         (3.54)     (3.19)         (1.46)     (3.40)
=================================================================================================================================
    Total distributions                                     --              --         (3.54)     (3.19)         (1.56)     (3.40)
=================================================================================================================================
Net asset value, end of period                          $10.25         $  9.91       $ 13.16    $ 29.00       $  28.96    $ 22.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           3.43%         (24.70)%      (47.11)%    11.07%         39.20%     12.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,825         $ 1,883       $ 7,667    $18,634       $114,076    $72,884
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        0.81%(c)        0.82%         0.69%      0.64%          0.63%      0.62%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     0.81%(c)        0.82%         0.70%      0.68%          0.68%      0.67%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.01)%(c)      (0.12)%       (0.04)%    (0.04)%         0.02%      0.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                  63%            217%          240%       145%           124%       125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,755,994.
(d)  Not annualized for periods less than one year.

OTHER INFORMATION


TRUSTEES AND OFFICERS


BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            SUB-ADVISOR
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Capital Management Inc.
Carl Frischling                                             11 Greenway Plaza
                          Stuart W. Coco                    Suite 100
Prema Mathai-Davis        Vice President                    Houston, TX 77046

Lewis F. Pennock          Melville B. Cox                   TRANSFER AGENT
                          Vice President
Ruth H. Quigley                                             A I M Fund Services, Inc.
                          Edgar M. Larsen                   P.O. Box 4739
Louis S. Sklar            Vice President                    Houston, TX 77210-4739

                          Nancy L. Martin                   CUSTODIAN
                          Secretary
                                                            State Street Bank and Trust Company
                                                            225 Franklin Street
                                                            Boston, MA 02110

                                                            COUNSEL TO THE FUND

                                                            Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS-Registered Trademark--




DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund          SECTOR EQUITY                               AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund               AIM Global Energy Fund                      AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

AIMinvestments.com                                                     WEI-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds, AIM International Funds Inc., AIM Investment Funds, AIM Special Opportunities Funds, and AIM Summit Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Fund's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  June 20, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  June 20, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.